UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-23703

MassMutual Advantage Funds
(Exact name of registrant as specified in charter)

1295 State Street, Springfield, MA	01111
(Address of principal executive offices)	(Zip code)

Douglas Steele
1295 State Street, Springfield, MA 01111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(413) 744-1000

Date of fiscal year end:	09/30/2025

Date of reporting period:	03/31/2025

Item 1. Reports to Stockholders.

(a)	The Reports to Stockholders are attached herewith.

MassMutual Clinton Limited Term Municipal Fund
Class I | MMZPX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Clinton Limited Term Municipal Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$14	0.29%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$50.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	33
Portfolio Turnover Rate	33%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Municipal Obligations	99.4%
Repurchase Agreement	0.6%

Largest States (% of Total Investments)
Pennsylvania	15.9%
Texas	15.3%
Illinois	12.0%
Ohio	10.0%
South Carolina	9.3%
New York	8.3%
Virginia	7.8%
New Jersey	5.8%
Florida	4.1%
Nebraska	3.2%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-IT316

MassMutual Clinton Limited Term Municipal Fund
Class Y | MMZQX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Clinton Limited Term Municipal Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$19	0.39%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$50.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	33
Portfolio Turnover Rate	33%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Municipal Obligations	99.4%
Repurchase Agreement	0.6%

Largest States (% of Total Investments)
Pennsylvania	15.9%
Texas	15.3%
Illinois	12.0%
Ohio	10.0%
South Carolina	9.3%
New York	8.3%
Virginia	7.8%
New Jersey	5.8%
Florida	4.1%
Nebraska	3.2%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-IT31Y

MassMutual Clinton Limited Term Municipal Fund
Class A | MMJDX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Clinton Limited Term Municipal Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$32	0.64%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$50.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	33
Portfolio Turnover Rate	33%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Municipal Obligations	99.4%
Repurchase Agreement	0.6%

Largest States (% of Total Investments)
Pennsylvania	15.9%
Texas	15.3%
Illinois	12.0%
Ohio	10.0%
South Carolina	9.3%
New York	8.3%
Virginia	7.8%
New Jersey	5.8%
Florida	4.1%
Nebraska	3.2%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-IT312

MassMutual Clinton Municipal Fund
Class I | MMZVX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Clinton Municipal Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$20	0.41%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$56.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	38
Portfolio Turnover Rate	21%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Municipal Obligations	99.7%
Repurchase Agreement	0.3%

Largest States (% of Total Investments)
Texas	32.4%
Illinois	12.4%
New York	12.4%
Pennsylvania	7.4%
New Jersey	5.7%
Virginia	4.9%
Alabama	4.2%
South Carolina	3.9%
Florida	2.9%
Nebraska	2.8%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-IT326

MassMutual Clinton Municipal Fund
Class Y | MMZWX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Clinton Municipal Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$25	0.51%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$56.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	38
Portfolio Turnover Rate	21%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Municipal Obligations	99.7%
Repurchase Agreement	0.3%

Largest States (% of Total Investments)
Texas	32.4%
Illinois	12.4%
New York	12.4%
Pennsylvania	7.4%
New Jersey	5.7%
Virginia	4.9%
Alabama	4.2%
South Carolina	3.9%
Florida	2.9%
Nebraska	2.8%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-IT32Y

MassMutual Clinton Municipal Fund
Class A | MMZUX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Clinton Municipal Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$38	0.76%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$56.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	38
Portfolio Turnover Rate	21%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Municipal Obligations	99.7%
Repurchase Agreement	0.3%

Largest States (% of Total Investments)
Texas	32.4%
Illinois	12.4%
New York	12.4%
Pennsylvania	7.4%
New Jersey	5.7%
Virginia	4.9%
Alabama	4.2%
South Carolina	3.9%
Florida	2.9%
Nebraska	2.8%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-IT322

MassMutual Clinton Municipal Credit Opportunities Fund
Class I | MMJBX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Clinton Municipal Credit Opportunities Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$27	0.54%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$48.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	30
Portfolio Turnover Rate	9%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Municipal Obligations	99.6%
Repurchase Agreement	0.4%

Largest States (% of Total Investments)
New York	21.5%
Illinois	16.1%
Florida	11.6%
Colorado	6.3%
Pennsylvania	6.2%
Alabama	4.9%
Tennessee	4.4%
Nebraska	4.4%
North Carolina	4.2%
South Carolina	4.2%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-IT336

MassMutual Clinton Municipal Credit Opportunities Fund
Class Y | MMJCX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Clinton Municipal Credit Opportunities Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$31	0.64%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$48.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	30
Portfolio Turnover Rate	9%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Municipal Obligations	99.6%
Repurchase Agreement	0.4%

Largest States (% of Total Investments)
New York	21.5%
Illinois	16.1%
Florida	11.6%
Colorado	6.3%
Pennsylvania	6.2%
Alabama	4.9%
Tennessee	4.4%
Nebraska	4.4%
North Carolina	4.2%
South Carolina	4.2%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-IT33Y

MassMutual Clinton Municipal Credit Opportunities Fund
Class A | MMJAX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Clinton Municipal Credit Opportunities Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.89%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$48.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	30
Portfolio Turnover Rate	9%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Municipal Obligations	99.6%
Repurchase Agreement	0.4%

Largest States (% of Total Investments)
New York	21.5%
Illinois	16.1%
Florida	11.6%
Colorado	6.3%
Pennsylvania	6.2%
Alabama	4.9%
Tennessee	4.4%
Nebraska	4.4%
North Carolina	4.2%
South Carolina	4.2%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-IT332

MassMutual Global Floating Rate Fund
Class I | BXFIX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Global Floating Rate Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$38	0.75%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$127.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	277
Portfolio Turnover Rate	22%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Bank Loans	86.7%
Corporate Debt	8.5%
Repurchase Agreement	3.9%
Common Stock	0.9%
Preferred Stock	0.0%
Warrants	0.0%

Largest Countries (% of Total Investments)
United States	63.2%
United Kingdom	8.0%
Germany	5.1%
Luxembourg	5.0%
France	3.6%
Netherlands	2.8%
Belgium	1.7%
Sweden	0.9%
Denmark	0.9%
Finland	0.8%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-2BCA4

MassMutual Global Floating Rate Fund
Class Y | BXFYX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Global Floating Rate Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$38	0.75%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$127.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	277
Portfolio Turnover Rate	22%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Bank Loans	86.7%
Corporate Debt	8.5%
Repurchase Agreement	3.9%
Common Stock	0.9%
Preferred Stock	0.0%
Warrants	0.0%

Largest Countries (% of Total Investments)
United States	63.2%
United Kingdom	8.0%
Germany	5.1%
Luxembourg	5.0%
France	3.6%
Netherlands	2.8%
Belgium	1.7%
Sweden	0.9%
Denmark	0.9%
Finland	0.8%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-2BCAY

MassMutual Global Floating Rate Fund
Class A | BXFAX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Global Floating Rate Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$50	1.00%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$127.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	277
Portfolio Turnover Rate	22%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Bank Loans	86.7%
Corporate Debt	8.5%
Repurchase Agreement	3.9%
Common Stock	0.9%
Preferred Stock	0.0%
Warrants	0.0%

Largest Countries (% of Total Investments)
United States	63.2%
United Kingdom	8.0%
Germany	5.1%
Luxembourg	5.0%
France	3.6%
Netherlands	2.8%
Belgium	1.7%
Sweden	0.9%
Denmark	0.9%
Finland	0.8%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-2BCA1

MassMutual Global Floating Rate Fund
Class C | BXFCX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Global Floating Rate Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$88	1.75%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$127.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	277
Portfolio Turnover Rate	22%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Bank Loans	86.7%
Corporate Debt	8.5%
Repurchase Agreement	3.9%
Common Stock	0.9%
Preferred Stock	0.0%
Warrants	0.0%

Largest Countries (% of Total Investments)
United States	63.2%
United Kingdom	8.0%
Germany	5.1%
Luxembourg	5.0%
France	3.6%
Netherlands	2.8%
Belgium	1.7%
Sweden	0.9%
Denmark	0.9%
Finland	0.8%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-2BCA3

MassMutual Global Credit Income Opportunities Fund
Class I | BXITX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Global Credit Income Opportunities Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$43	0.85%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$150.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	526
Portfolio Turnover Rate	43%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Bank Loans	51.6%
Corporate Debt	35.9%
Non-U.S. Government Agency Obligations	6.0%
Repurchase Agreement	3.3%
Investment of Cash Collateral from Securities Loaned	2.6%
Common Stock	0.4%
Sovereign Debt Obligations	0.2%
Preferred Stock	0.0%
Warrants	0.0%
Exchange-Traded Funds	0.0%
Rights	0.0%

Largest Countries (% of Total Investments)
United States	53.6%
United Kingdom	7.8%
Cayman Islands	3.7%
Germany	3.5%
Luxembourg	3.3%
France	2.9%
Ireland	2.4%
Netherlands	2.2%
Spain	2.1%
Belgium	2.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-2BCB4

MassMutual Global Credit Income Opportunities Fund
Class Y | BXIYX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Global Credit Income Opportunities Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$45	0.90%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$150.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	526
Portfolio Turnover Rate	43%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Bank Loans	51.6%
Corporate Debt	35.9%
Non-U.S. Government Agency Obligations	6.0%
Repurchase Agreement	3.3%
Investment of Cash Collateral from Securities Loaned	2.6%
Common Stock	0.4%
Sovereign Debt Obligations	0.2%
Preferred Stock	0.0%
Warrants	0.0%
Exchange-Traded Funds	0.0%
Rights	0.0%

Largest Countries (% of Total Investments)
United States	53.6%
United Kingdom	7.8%
Cayman Islands	3.7%
Germany	3.5%
Luxembourg	3.3%
France	2.9%
Ireland	2.4%
Netherlands	2.2%
Spain	2.1%
Belgium	2.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-2BCBY

MassMutual Global Credit Income Opportunities Fund
Class A | BXIAX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Global Credit Income Opportunities Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$58	1.16%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$150.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	526
Portfolio Turnover Rate	43%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Bank Loans	51.6%
Corporate Debt	35.9%
Non-U.S. Government Agency Obligations	6.0%
Repurchase Agreement	3.3%
Investment of Cash Collateral from Securities Loaned	2.6%
Common Stock	0.4%
Sovereign Debt Obligations	0.2%
Preferred Stock	0.0%
Warrants	0.0%
Exchange-Traded Funds	0.0%
Rights	0.0%

Largest Countries (% of Total Investments)
United States	53.6%
United Kingdom	7.8%
Cayman Islands	3.7%
Germany	3.5%
Luxembourg	3.3%
France	2.9%
Ireland	2.4%
Netherlands	2.2%
Spain	2.1%
Belgium	2.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-2BCB1

MassMutual Global Credit Income Opportunities Fund
Class C | BXICX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Global Credit Income Opportunities Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$98	1.95%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$150.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	526
Portfolio Turnover Rate	43%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Bank Loans	51.6%
Corporate Debt	35.9%
Non-U.S. Government Agency Obligations	6.0%
Repurchase Agreement	3.3%
Investment of Cash Collateral from Securities Loaned	2.6%
Common Stock	0.4%
Sovereign Debt Obligations	0.2%
Preferred Stock	0.0%
Warrants	0.0%
Exchange-Traded Funds	0.0%
Rights	0.0%

Largest Countries (% of Total Investments)
United States	53.6%
United Kingdom	7.8%
Cayman Islands	3.7%
Germany	3.5%
Luxembourg	3.3%
France	2.9%
Ireland	2.4%
Netherlands	2.2%
Spain	2.1%
Belgium	2.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-2BCB3

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Please see portfolio of investments contained in the financial statements filed under Item 7 of this form N-CSR.

(b)	Not applicable.

Please note the Semi-annual Financial Statements and Other Information only contains Items 7-11 of Form N-CSR. All items required by Form N-CSR are filed with the Securities and Exchange Commission.
This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for the applicable MassMutual Funds. Investors should consider a Fund’s investment objective, risks, and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

MassMutual Clinton Limited Term Municipal Fund — Portfolio of Investments

March 31, 2025 (Unaudited)

	Principal Amount	Value
Bonds & Notes — 98.4%
Municipal Obligations — 98.4%
Arizona — 2.2%
Maricopa County Industrial Development Authority, AZ, Revenue Bonds, Series D, 5.000% 12/01/34	$1,000,000	$1,110,359
California — 2.0%
City of Los Angeles Department of Airports, CA, Revenue Bonds, Series A, 5.000% 5/15/36	1,000,000	1,029,431
Florida — 4.1%
State of Florida, General Obligation, Series A, 5.000% 6/01/26	2,000,000	2,052,654
Georgia — 0.6%
Fayette County Development Authority, GA
Revenue Bonds, 5.000% 10/01/26	150,000	153,418
Revenue Bonds, 5.000% 10/01/27	150,000	155,563
		308,981
Illinois — 11.8%
City of Chicago, IL, General Obligation, Series A, 4.000% 1/01/35	2,400,000	2,269,409
City of Chicago, IL, Waterworks Revenue, Revenue Bonds, Series A1, 5.000% 11/01/28	1,225,000	1,251,960
State of Illinois, General Obligation, 5.000% 2/01/33	2,250,000	2,434,438
		5,955,807
Nebraska — 3.2%
Central Plains Energy Project, NE, Revenue Bonds, Series A, 5.000% 9/01/32	1,500,000	1,590,867
New Jersey — 5.8%
New Jersey Economic Development Authority, Revenue Bonds, Series MMM, 4.000% 6/15/35	1,290,000	1,290,973
State of New Jersey, General Obligation, Series A, 5.000% 6/01/25	1,600,000	1,605,270
		2,896,243

	Principal Amount	Value
New York — 8.2%
Metropolitan Transportation Authority, NY
Revenue Bonds, Series E, 5.000% 11/15/32	$2,000,000	$2,154,751
Dedicated Tax Fund, Revenue Bonds, Series A, 5.250% 11/15/27	1,700,000	1,758,369
New York City Transitional Finance Authority, NY, Future Tax Secured Revenue, Revenue Bonds, 3.550% VMIG1 2/01/45	200,000	200,000
		4,113,120
Ohio — 9.9%
Ohio Water Development Authority Water Pollution Control Loan Fund, Revenue Bonds, Series A, 5.000% 12/01/25	2,440,000	2,476,471
State of Ohio, General Obligation, Series A, 5.000% 6/15/30	2,270,000	2,505,001
		4,981,472
Pennsylvania — 15.7%
Commonwealth of Pennsylvania, General Obligation, Series 2ND, 5.000% 9/15/29	2,320,000	2,385,117
Lehigh County General Purpose Authority, PA
Revenue Bonds, 5.000% 2/01/34	500,000	537,434
Revenue Bonds, 5.000% 2/01/37	525,000	556,483
Pennsylvania Turnpike Commission, Revenue Bonds, Series 1ST, 5.000% 6/01/26	2,270,000	2,327,650
Philadelphia Authority for Industrial Development, PA, Revenue Bonds, 3.450% VMIG1 7/01/54	2,100,000	2,100,000
		7,906,684
South Carolina — 9.2%
South Carolina Jobs-Economic Development Authority, Revenue Bonds, Series A, 5.000% 11/01/31	2,100,000	2,292,781
South Carolina Public Service Authority
Revenue Bonds, Series B, 4.000% 12/01/38	1,120,000	1,098,539
Revenue Bonds, Series A, 5.000% 12/01/33	1,125,000	1,231,110
		4,622,430

The accompanying notes are an integral part of the financial statements.
1

MassMutual Clinton Limited Term Municipal Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Texas — 15.2%
Central Texas Turnpike System, Revenue Bonds, Series C, 5.000% 8/15/31	$1,800,000	$1,978,046
City of San Antonio, TX, General Obligation, 5.000% 2/01/26	2,390,000	2,434,891
Dallas Independent School District. TX, General Obligation, Series B, 5.000% 2/15/26	800,000	815,973
Tarrant County Cultural Education Facilities Finance Corp., TX, Revenue Bonds, Series A, 5.000% 7/01/32	2,200,000	2,404,969
		7,633,879
Virginia — 7.7%
County of Arlington, VA, General Obligation, Series B, 5.000% 8/15/26	1,800,000	1,855,968
Virginia Commonwealth Transportation Board, Revenue Bonds, 5.000% 3/15/26	2,000,000	2,043,822
		3,899,790
Wisconsin — 2.8%
University of Wisconsin Hospitals & Clinics
Revenue Bonds, Series A, 5.000% 4/01/29	745,000	800,342
Revenue Bonds, Series A, 5.000% 4/01/30	575,000	625,748
		1,426,090
TOTAL MUNICIPAL OBLIGATIONS (Cost $50,109,296)		49,527,807
TOTAL BONDS & NOTES (Cost $50,109,296)		49,527,807
TOTAL LONG-TERM INVESTMENTS (Cost $50,109,296)		49,527,807

	Principal Amount	Value
Short-Term Investments — 0.6%
Repurchase Agreement — 0.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/25, 2.750%, due 4/01/25 (a)	$295,386	$295,386
TOTAL SHORT-TERM INVESTMENTS (Cost $295,386)		295,386
TOTAL INVESTMENTS — 99.0% (Cost $50,404,682) (b)		49,823,193
Other Assets/(Liabilities) — 1.0%		506,039
NET ASSETS — 100.0%		$50,329,232

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)
Maturity value of $295,409. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 10/15/26 , and an aggregate market value, including accrued interest, of $301,421.

(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
2

MassMutual Clinton Municipal Fund — Portfolio of Investments

March 31, 2025 (Unaudited)

	Principal Amount	Value
Bonds & Notes — 98.7%
Municipal Obligations — 98.7%
Alabama — 4.2%
County of Jefferson, AL, Sewer Revenue, Revenue Bonds, 5.250% 10/01/43	$2,250,000	$2,370,821
Arizona — 1.9%
Maricopa County Industrial Development Authority, AZ, Revenue Bonds, Series D, 5.000% 12/01/34	1,000,000	1,110,359
Florida — 2.9%
Orange County Health Facilities Authority, FL, Revenue Bonds, Series 2025A, 5.000% 10/01/41	575,000	609,589
State of Florida, General Obligation, Series A, 5.000% 6/01/26	1,000,000	1,026,327
		1,635,916
Illinois — 12.3%
Chicago O’Hare International Airport, IL, Revenue Bonds, Series B, 5.000% 1/01/39	2,375,000	2,415,771
City of Chicago, IL, General Obligation, Series A, 4.000% 1/01/35	2,400,000	2,269,409
State of Illinois, General Obligation, Series C, 5.000% 12/01/45	2,250,000	2,300,143
		6,985,323
Indiana — 1.9%
Concord Community Schools Building Corp., IN, Revenue Bonds, 5.000% 7/15/42	1,000,000	1,068,103
Louisiana — 1.9%
City of Lafayette, LA, Utilities Revenue, Revenue Bonds, 5.000% 11/01/36	1,000,000	1,101,180
Michigan — 2.2%
Grand Rapids Public Schools, MI, General Obligation, 5.000% 5/01/35	1,125,000	1,256,706

	Principal Amount	Value
Nebraska — 2.8%
Central Plains Energy Project, NE, Revenue Bonds, Series A, 5.000% 9/01/32	$1,500,000	$1,590,867
New Jersey — 5.6%
New Jersey Economic Development Authority, Revenue Bonds, Series MMM, 4.000% 6/15/35	1,290,000	1,290,973
State of New Jersey, General Obligation, Series A, 5.000% 6/01/25	1,900,000	1,906,258
		3,197,231
New York — 12.2%
City of New York, NY, General Obligation, Series C, 4.000% 8/01/40	2,425,000	2,359,631
Empire State Development Corp., NY, Revenue Bonds, Series A, 4.000% 3/15/43	2,235,000	2,113,620
Metropolitan Transportation Authority, NY, Dedicated Tax Fund, Revenue Bonds, Series A, 5.250% 11/15/27	1,405,000	1,453,240
New York City Transitional Finance Authority, NY, Future Tax Secured Revenue, Revenue Bonds, Series C-1, 4.000% 2/01/39	1,045,000	1,028,069
		6,954,560
Oklahoma — 0.8%
Oklahoma Water Resources Board, Revenue Bonds, Series A, 4.000% 10/01/48	505,000	470,794
Pennsylvania — 7.3%
Commonwealth of Pennsylvania, General Obligation, Series 2ND, 5.000% 9/15/29	2,300,000	2,364,555
Lehigh County General Purpose Authority, PA
Revenue Bonds, 5.000% 2/01/40	815,000	850,232
Revenue Bonds, 5.000% 2/01/41	900,000	933,082
		4,147,869
South Carolina — 3.8%
South Carolina Public Service Authority
Revenue Bonds, Series B, 4.000% 12/01/38	1,120,000	1,098,539

The accompanying notes are an integral part of the financial statements.
3

MassMutual Clinton Municipal Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Revenue Bonds, Series A, 5.000% 12/01/40	$1,000,000	$1,072,482
		2,171,021
Tennessee — 1.9%
Metropolitan Government Nashville & Davidson County Sports Authority, TN, Revenue Bonds, Series A, 5.000% 7/01/41	1,000,000	1,068,630
Texas — 32.1%
Bexar County Hospital District, TX, General Obligation, 5.000% 2/15/48	1,500,000	1,551,404
Central Texas Turnpike System, TX, Revenue Bonds, Series C, 5.000% 8/15/32	1,115,000	1,233,046
City of San Antonio, TX, General Obligation, 5.000% 2/01/26	2,390,000	2,434,891
Clifton Higher Education Finance Corp., TX, Revenue Bonds, Series A, 5.000% 8/15/34	1,160,000	1,276,398
Conroe Independent School District, TX, General Obligation, 5.000% 2/15/35	1,000,000	1,135,119
County of Parker, TX, General Obligation, 4.000% 2/15/40	1,600,000	1,532,072
East Montgomery County Improvement District, TX, Sales Tax Revenue, Revenue Bonds, 5.000% 8/15/38	1,000,000	1,077,055
Hurst-Euless-Bedford Independent School District, TX, General Obligation, 4.000% 8/15/40	2,000,000	1,965,001
Montgomery Independent School District, TX, General Obligation, Series B, 5.000% 2/15/41	1,110,000	1,195,704
Tarrant County Cultural Education Facilities Finance Corp., TX, Revenue Bonds, Series A, 5.000% 7/01/32	2,200,000	2,404,969
Texas Water Development Board, Revenue Bonds, Series A, 5.000% 10/15/39	2,210,000	2,424,121
		18,229,780

	Principal Amount	Value
Virginia — 4.9%
Commonwealth of Virginia, General Obligation, Series A, 4.000% 6/01/40	$1,715,000	$1,729,686
County of Arlington, VA, General Obligation, Series B, 5.000% 8/15/26	1,000,000	1,031,093
		2,760,779
TOTAL MUNICIPAL OBLIGATIONS (Cost $57,782,213)		56,119,939
TOTAL BONDS & NOTES (Cost $57,782,213)		56,119,939
TOTAL LONG-TERM INVESTMENTS (Cost $57,782,213)		56,119,939
Short-Term Investments — 0.3%
Repurchase Agreement — 0.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/25, 2.750%, due 4/01/25 (a)	170,244	170,244
TOTAL SHORT-TERM INVESTMENTS (Cost $170,244)		170,244
TOTAL INVESTMENTS — 99.0% (Cost $57,952,457) (b)		56,290,183
Other Assets/(Liabilities) — 1.0%		540,698
NET ASSETS — 100.0%		$56,830,881

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)
Maturity value of $170,257. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 10/15/26, and an aggregate market value, including accrued interest, of $173,787.

(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
4

MassMutual Clinton Municipal Credit Opportunities Fund — Portfolio of Investments

March 31, 2025 (Unaudited)

	Principal Amount	Value
Bonds & Notes — 98.5%
Municipal Obligations — 98.5%
Alabama — 4.9%
County of Jefferson, AL, Sewer Revenue, Revenue Bonds, 5.250% 10/01/43	$2,250,000	$2,370,821
Arizona — 2.8%
Maricopa County Industrial Development Authority, AZ
Revenue Bonds, Series D, 5.000% 12/01/34	750,000	832,769
Revenue Bonds, Series D, 5.000% 12/01/44	500,000	525,393
		1,358,162
Colorado — 6.3%
Colorado Educational & Cultural Facilities Authority, Revenue Bonds, Series A, 5.500% 4/01/44 (a)	1,000,000	1,021,158
Colorado Health Facilities Authority, Revenue Bonds, Series A2, 5.000% 8/01/44	2,000,000	2,018,696
		3,039,854
Florida — 11.5%
Capital Trust Authority, FL, Revenue Bonds, Series A, 5.000% 6/01/54 (a)	1,000,000	956,028
Florida Development Finance Corp.
Revenue Bonds, 4.000% 11/15/38	2,000,000	1,966,314
Revenue Bonds, 5.000% 7/01/41	1,000,000	972,061
Greater Orlando Aviation Authority, FL, Revenue Bonds, 5.250% 10/01/43	1,600,000	1,682,692
		5,577,095
Georgia — 3.2%
Private Colleges & Universities Authority, GA, Revenue Bonds, 4.000% 4/01/44	1,690,000	1,570,540
Illinois — 15.9%
Chicago Board of Education, IL, General Obligation, Series A, 5.000% 12/01/40	1,750,000	1,738,709
Chicago O’Hare International Airport, IL, Revenue Bonds, Series B, 5.000% 1/01/39	1,375,000	1,398,604
City of Chicago, IL, General Obligation, Series A, 4.000% 1/01/35	2,400,000	2,269,409

	Principal Amount	Value
State of Illinois, General Obligation, Series C, 5.000% 12/01/45	$2,250,000	$2,300,143
		7,706,865
Indiana — 3.2%
Indiana Finance Authority, Revenue Bonds, Series A, 5.500% 3/01/44	1,500,000	1,566,471
Missouri — 2.1%
Lees Summit Industrial Development Authority, MO, Revenue Bonds, Series A, 5.000% 8/15/39	1,000,000	1,034,167
Nebraska — 4.4%
Central Plains Energy Project, NE, Revenue Bonds, Series A, 5.000% 9/01/32	2,000,000	2,121,156
New York — 21.3%
City of New York, NY, General Obligation, Series C, 4.000% 8/01/40	2,425,000	2,359,631
Dutchess County Local Development Corp., NY, Revenue Bonds, Series A, 5.000% 7/01/51	2,375,000	2,375,287
Empire State Development Corp., NY, Revenue Bonds, Series A, 4.000% 3/15/43	2,240,000	2,118,348
Metropolitan Transportation Authority, NY, Revenue Bonds, Series A, 5.250% 11/15/49	1,500,000	1,549,546
New York State Dormitory Authority, Revenue Bonds, 5.000% 7/01/40	1,850,000	1,938,571
		10,341,383
North Carolina — 4.2%
North Carolina Medical Care Commission, Revenue Bonds, Series A, 5.125% 10/01/54	2,000,000	2,019,650
Pennsylvania — 6.2%
Lehigh County General Purpose Authority, PA
Revenue Bonds, 5.000% 2/01/41	480,000	497,644
Revenue Bonds, 5.000% 2/01/42	1,445,000	1,490,328
Philadelphia Authority for Industrial Development, PA, Revenue Bonds, 5.000% 6/15/39 (a)	1,000,000	1,009,347
		2,997,319

The accompanying notes are an integral part of the financial statements.
5

MassMutual Clinton Municipal Credit Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
South Carolina — 4.1%
South Carolina Public Service Authority, Revenue Bonds, Series A, 5.250% 12/01/50	$1,900,000	$1,999,151
Tennessee — 4.4%
Shelby County Health Educational & Housing Facilities Board, TN, Revenue Bonds, Series A, 5.250% 9/01/39	2,000,000	2,122,194
Texas — 4.0%
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Series A, 4.000% 12/31/35	2,000,000	1,956,642
TOTAL MUNICIPAL OBLIGATIONS (Cost $49,311,156)		47,781,470
TOTAL BONDS & NOTES (Cost $49,311,156)		47,781,470
TOTAL LONG-TERM INVESTMENTS (Cost $49,311,156)		47,781,470
Short-Term Investments — 0.4%
Repurchase Agreement — 0.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/25, 2.750%, due 4/01/25 (b)	207,600	207,600
TOTAL SHORT-TERM INVESTMENTS (Cost $207,600)		207,600
TOTAL INVESTMENTS — 98.9% (Cost $49,518,756) (c)		47,989,070
Other Assets/(Liabilities) — 1.1%		545,301
NET ASSETS — 100.0%		$48,534,371

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)
Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2025, the aggregate market value of these securities amounted to $2,986,533 or 6.15% of net assets.

(b)
Maturity value of $207,615. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 10/15/26, and an aggregate market value, including accrued interest, of $211,946.

(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
6

MassMutual Global Floating Rate Fund — Portfolio of Investments

March 31, 2025 (Unaudited)

	Number of Shares	Value
Equities — 0.9%
Common Stock — 0.9%
Communication Services — 0.3%
Learfield Communications, Inc. (a)	5,610	$426,360
Technicolor Creative Studios, Inc. (a) (b) (c)	81,756,222	—
		426,360
Consumer Discretionary — 0.4%
HRN Bidco AS (a)	10,600	243,824
HX Bidco AS (a)	2,135	25,510
Serta Simmons, Inc. (a)	22,009	182,675
		452,009
Consumer Staples — 0.2%
CTI Foods Holding Co. LLC (a) (b) (c)	8,019	265,028
Financials — 0.0%
Campfire Topco Ltd. (a) (b) (c)	1,484,798	—
Jubilee Topco Ltd., A1 shares (a) (b) (c)	689	—
Jubilee Topco Ltd., A2 shares (a) (b) (c)	335,454	—
Jubilee Topco Ltd., A3 shares (a) (b) (c)	215,760	—
Jubilee Topco Ltd., A4 shares (a) (b) (c)	180,109	—
		—
Health Care — 0.0%
Don Jersey Topco Ltd. (a) (b) (c)	353,106	—
Information Technology — 0.0%
Travelex Topco Ltd. (a) (b) (c)	3,524	—
TOTAL COMMON STOCK (Cost $1,527,146)		1,143,397
Preferred Stock — 0.0%
Financials — 0.0%
Veritas Kapital Assurance PLC, Series G (a)	266	6,118
Veritas Kapital Assurance PLC, Series G-1 (a)	184	4,232
		10,350
TOTAL PREFERRED STOCK (Cost $7,063)		10,350
TOTAL EQUITIES (Cost $1,534,209)		1,153,747

	Principal Amount	Value
Bonds & Notes — 95.3%
Bank Loans — 86.8%
Advertising — 0.5%
Clear Channel Outdoor Holdings, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 4.000% 8.439% VRN 8/23/28 (d)	$436,761	$433,047
Planet US Buyer LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 3.000% 7.319% VRN 2/07/31 (d)	224,717	223,922
		656,969
Aerospace & Defense — 0.8%
Barnes Group, Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 3.000% 7.322% VRN 1/27/32 (d)	290,276	288,099
TransDigm, Inc.
2023 Term Loan J, 3 mo. USD Term SOFR + 2.500% 6.799% VRN 2/28/31 (d)	351,083	348,903
2024 Term Loan, 3 mo. USD Term SOFR + 2.500% 6.799% VRN 1/19/32 (d)	376,894	374,666
		1,011,668
Airlines — 1.0%
Air Canada, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.000% 6.319% VRN 3/21/31 (d)	126,835	125,131
American Airlines, Inc., 2025 Term Loan, 1 mo. USD Term SOFR + 2.250% 6.543% VRN 4/20/28 (d)	658,466	650,031
United Airlines, Inc., 2024 1st Lien Term Loan B, 3 mo. USD Term SOFR + 2.000% 6.297% VRN 2/22/31 (d)	463,916	462,093
		1,237,255
Auto Parts & Equipment — 0.3%
Clarios Global LP, 2025 USD Term Loan B, 1 mo. USD Term SOFR + 2.750% 7.075% VRN 1/28/32 (d)	338,411	332,912
Banks — 0.6%
AqGen Island Holdings, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 3.000% 7.325% VRN 8/02/28 (d)	822,856	815,911

The accompanying notes are an integral part of the financial statements.
7

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Biotechnology — 0.3%
Advanz Pharma Corp., 2024 EUR Term Loan B, 3 mo. EURIBOR + 4.250% 6.749% VRN 10/17/31 EUR (d) (e)	$300,000	$322,700
Building Materials — 1.9%
Emrld Borrower LP, Term Loan B, 6 mo. USD Term SOFR + 2.500% 6.933% VRN 5/31/30 (d)	717,726	710,061
LSF10 XL Bidco SCA, 2021 EUR Term Loan B4, 3 mo. EURIBOR + 4.175% 6.530% VRN 4/12/28 EUR (d) (e)	1,000,000	1,049,001
Wilsonart LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 4.250% 8.549% VRN 8/05/31 (d)	720,754	684,039
		2,443,101
Chemicals — 3.8%
AAP Buyer, Inc., Term Loan B, 1 mo. USD Term SOFR + 2.750% 7.075% VRN 9/09/31 (d)	175,410	174,533
CPC Acquisition Corp., Term Loan, 3 mo. USD Term SOFR + 3.750% 8.311% VRN 12/29/27 (d)	858,495	706,825
Flint Group Packaging INKS North America Holdings LLC
EUR PIK 2nd lien Holdco Term Loan, 3 mo. EURIBOR + 0.100%, PIK 6.900%, Cash, 2.781% VRN 12/30/27 EUR (d) (e) (f)	273,622	34,519
EUR PIK Holdco Term Loan, 3 mo. EURIBOR + 0.100%, PIK 6.900%, Cash, 2.781% VRN 12/30/27 EUR (d) (e) (f)	205,183	179,018
Fortis 333, Inc., USD Term Loan B, 0.000% 2/06/32 (g)	130,548	129,406
INEOS Quattro Holdings UK Ltd., 2023 EUR 1st Lien Term Loan B, 1 mo. EURIBOR + 4.500% 6.863% VRN 4/02/29 EUR (d) (e)	500,000	526,841
New Arclin US Holding Corp., 2021 Term Loan, 1 mo. USD Term SOFR + 3.500% 7.925% VRN 9/30/28 (d)	321,285	316,668

	Principal Amount	Value
Nobian Finance BV, 2025 EUR Term Loan B, 0.000% 7/31/30 EUR (e) (g)	$650,000	$697,398
Nouryon Finance BV, 2024 USD Term Loan B2, 3 mo. USD Term SOFR + 3.250% 7.554% VRN 4/03/28 (d)	215,935	215,801
PMHC II, Inc., 2022 Term Loan B, 3 mo. USD Term SOFR + 4.250% 8.689% VRN 4/23/29 (d) (g)	1,091,694	956,597
Polar US Borrower LLC, 2024 Term Loan B1A, 3 mo. USD Term SOFR + 4.750%, PIK 0.750%, Cash, 9.150% VRN 10/16/28 (d) (f) (g)	510,601	279,978
SCIH Salt Holdings, Inc., 2021 Incremental Term Loan B, 3 mo. USD Term SOFR + 3.000% 7.291% VRN 1/31/29 (d)	632,312	626,274
		4,843,858
Commercial Services — 5.7%
Belron Finance 2019 LLC, 2024 USD Term Loan B, 3 mo. USD Term SOFR + 2.750% 7.052% VRN 10/16/31 (d)	298,501	297,569
BIFM US Finance LLC, 2024 Incremental Term Loan, 1 mo. USD Term SOFR + 3.750% 8.075% VRN 5/31/28 (d)	220,465	220,282
Boost Newco Borrower LLC, 2025 USD Term Loan B, 3 mo. USD Term SOFR + 2.000% 6.299% VRN 1/31/31 (d)	550,308	546,010
CHG Healthcare Services, Inc., 2024 Term Loan B1, 3 mo. USD Term SOFR + 3.000% 7.299% - 7.313% VRN 9/29/28 (d)	210,994	210,584
Fleet Midco I Ltd., 2024 1st Lien Term Loan B, 6 mo. USD Term SOFR + 2.750% 7.055% VRN 2/21/31 (d)	181,014	180,335
Fugue Finance BV, 2025 EUR Term Loan B, 3 mo. EURIBOR + 3.250% 5.949% VRN 1/09/32 EUR (d) (e)	1,000,000	1,073,439
Mavis Tire Express Services Corp., 2025 Repriced Term Loan, 3 mo. USD Term SOFR + 3.000% 7.313% VRN 5/04/28 (d)	736,851	731,420

The accompanying notes are an integral part of the financial statements.
8

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
OMNIA Partners LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 2.750% 7.050% VRN 7/25/30 (d)	$274,585	$272,528
Raven Acquisition Holdings LLC, Term Loan B, 1 mo. USD Term SOFR + 3.250% 7.575% VRN 11/19/31 (d)	308,689	304,701
Spin Holdco, Inc., 2021 Term Loan, 3 mo. USD Term SOFR + 4.000% 8.562% VRN 3/04/28 (d)	636,735	536,532
Techem Verwaltungsgesellschaft 675 GmbH, 2024 EUR Term Loan B5, 3 mo. EURIBOR + 3.500% 6.027% VRN 7/15/29 EUR (d) (e)	1,000,000	1,080,673
Verisure Holding AB, 2021 EUR Term Loan, 3 mo. EURIBOR + 3.000% 5.355% VRN 3/27/28 EUR (d) (e)	875,000	941,643
Vortex Opco LLC
Second Out Term Loan, 3 mo. USD Term SOFR + 4.250% 8.664% VRN 12/17/28 (d)	384	181
First Out Term Loan, 3 mo. USD Term SOFR + 6.250% 10.549% VRN 4/30/30 (d)	89,908	91,931
Wand NewCo 3, Inc., 2025 Repriced Term Loan B, 1 mo. USD Term SOFR + 2.500% 6.825% VRN 1/30/31 (d)	792,395	779,701
		7,267,529
Computers — 3.3%
Clover Holdings 2 LLC, Term Loan B, 3 mo. USD Term SOFR + 4.000% 8.295% VRN 12/09/31 (d)	581,786	574,513
Fortress Intermediate 3, Inc., Term Loan B, 1 mo. USD Term SOFR + 3.750% 8.075% VRN 6/27/31 (d)	304,814	303,863
Foundever Worldwide Corp., 2021 USD Term Loan, 3 mo. USD Term SOFR + 3.750% 8.178% VRN 8/28/28 (d)	784,278	462,151
Kaseya, Inc.
2025 1st Lien Term Loan B, 1 mo. USD Term SOFR + 3.250% 7.575% VRN 3/22/32 (d)	564,972	562,503

	Principal Amount	Value
2025 2nd Lien Term Loan B, 1 mo. U.S. (Fed) Prime Rate + 5.000% 9.325% VRN 3/05/33 (d)	$191,257	$191,257
Magenta Security Holdings LLC, 2024 Third Out Term Loan, 3 mo. USD Term SOFR + 1.500%, PIK 0.000%, Cash, 5.791% VRN 7/27/28 (d) (f)	603	164
McAfee LLC, 2024 USD 1st Lien Term Loan B, 1 mo. USD Term SOFR + 3.000% 7.323% VRN 3/01/29 (d)	809,755	771,494
Twitter, Inc., Term Loan,
0.000% 10/26/29 (g)	499,362	496,087
Vision Solutions, Inc.
2021 Incremental Term Loan, 3 mo. USD Term SOFR + 4.000% 8.552% VRN 4/24/28 (d)	652,764	627,235
2021 2nd Lien Term Loan, 3 mo. USD Term SOFR + 7.250% 11.802% VRN 4/23/29 (d)	270,186	259,266
		4,248,533
Distribution & Wholesale — 0.6%
Olympus Water US Holding Corp., 2024 USD Term Loan, 3 mo. USD Term SOFR + 3.000% 7.299% VRN 6/20/31 (d)	838,513	824,099
Diversified Financial Services — 1.6%
Advisor Group, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 3.500% 7.825% VRN 8/17/28 (d)	292,109	289,693
CPI Holdco B LLC, 2024 Term Loan, 1 mo. USD Term SOFR + 2.000% 6.325% VRN 5/19/31 (d)	127,632	126,223
Flint Group Topco Ltd.
USD First Lien HoldCo Facility, 3 mo. USD Term SOFR + 0.100%, PIK 6.900%, Cash, 4.652% VRN 12/30/27 (d) (f)	1,250,583	1,005,944
USD Second Lien HoldCo Facility, 3 mo. USD Term SOFR + 0.362%, PIK 6.900%, Cash, 4.652% VRN 12/30/27 (d) (f)	1,667,719	183,449
Franklin Square Holdings LP, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.250% 6.575% VRN 4/25/31 (d)	470,619	469,442
		2,074,751

The accompanying notes are an integral part of the financial statements.
9

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Electric — 1.6%
Alpha Generation LLC, Term Loan B, 1 mo. USD Term SOFR + 2.750% 7.075% VRN 9/30/31 (d)	$221,974	$221,732
Calpine Corp., 2024 Term Loan B10, 1 mo. USD Term SOFR + 1.750% 6.075% VRN 1/31/31 (d)	248,750	247,753
Constellation Renewables LLC, 2020 Term Loan, 3 mo. USD Term SOFR + 2.250% 6.563% VRN 12/15/27 (d)	786,302	784,580
EFS Cogen Holdings I LLC, 2020 Term Loan B, 3 mo. USD Term SOFR + 3.500% 7.799% VRN 10/03/31 (d)	121,095	120,811
Thunder Generation Funding LLC, Term Loan B, 3 mo. U.S. (Fed) Prime Rate + 2.000%, 3 mo. USD Term SOFR + 3.000% 7.299% - 9.500% VRN 10/03/31 (d)	675,633	674,789
		2,049,665
Electrical Components & Equipment — 0.4%
SGB-SMIT Management GmbH, EUR Term Loan B, 3 mo. EURIBOR + 4.000%, PIK 1.000%, Cash 6.499% VRN 4/18/28 EUR (d) (e) (f)	431,125	467,807
Electronics — 0.5%
LSF12 Crown US Commercial Bidco LLC, Term Loan B, 1 mo. USD Term SOFR + 4.250% 8.573% VRN 12/02/31 (d)	573,922	562,203
Minimax Viking GmbH, 2025 USD Term Loan B, 0.000% 2/20/32 (g)	111,508	111,089
		673,292
Engineering & Construction — 0.8%
Brown Group Holding LLC
2022 Incremental Term Loan B2, 1 mo. USD Term SOFR + 2.500%, 3 mo. USD Term SOFR + 2.500%, 6.791% - 6.825% VRN 7/01/31 (d)	299,803	297,743
Term Loan B, 1 mo. USD Term SOFR + 2.500% 6.825% VRN 7/01/31 (d)	189,140	187,905

	Principal Amount	Value
DG Investment Intermediate Holdings 2, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 3.750% 8.189% VRN 3/31/28 (d)	$249,373	$247,503
TRC Companies LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 3.000% 7.325% VRN 12/08/28 (d)	236,239	233,700
		966,851
Entertainment — 3.2%
Bally’s Corp., 2021 Term Loan B, 3 mo. USD Term SOFR + 3.250% 7.802% VRN 10/02/28 (d)	361,077	320,456
Banijay Entertainment SAS, 2025 EUR Term Loan B (2032), 0.000% 1/23/32 EUR (e) (g)	500,000	537,720
CTI Foods Holding Co. LLC
2024 First Out Incremental Term Loan, 3 mo. USD Term SOFR + 10.000% 14.592% VRN 5/01/26 (b) (c) (d)	90,085	90,085
2024 Last In First Out Term Loan, 3 mo. USD Term SOFR + 10.000% 14.592% VRN 3/15/27 (b) (c) (d)	182,758	182,758
Endeavor Group Holdings, Inc., Term Loan B (Acquired 1/27/25, Cost $260,572), 0.000% 1/27/32 (g) (h)	261,882	261,392
J&J Ventures Gaming LLC, 2025 Repriced Term Loan B, 1 mo. USD Term SOFR + 3.500% 7.825% VRN 4/26/30 (d)	605,164	595,330
Motion Finco SARL, 2023 EUR Term Loan B, 3 mo. EURIBOR + 3.750% 6.105% VRN 11/12/29 EUR (d) (e)	1,000,000	1,064,626
Scientific Games Holdings LP, 2024 USD Term Loan B, 3 mo. USD Term SOFR + 3.000% 7.296% VRN 4/04/29 (d)	335,835	333,642
Technicolor Creative Studios, Inc.
EUR PIK Super Senior Term Loan, 3 mo. EURIBOR + 0.000%, PIK 17.366%, Cash, 0.000% VRN 3/31/26 EUR (b) (c) (d) (e) (f)	110,963	—
2023 EUR PIK Reinstated Term Loan B, 3 mo. EURIBOR + 2.000% 4.683% VRN 9/15/26 EUR (d) (e)	274,157	741

The accompanying notes are an integral part of the financial statements.
10

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
2023 EUR PIK Term Loan, 1 yr. EURIBOR + 5.000% 7.465% VRN 3/27/33 EUR (b) (c) (d) (e)	$246,435	$—
EUR Tranche 4 Term Loan, 1 yr. EURIBOR + 15.000% 17.565% VRN 3/31/26 EUR (b) (c) (d) (e)	38,634	—
EUR PIK Tranche 3 Note Term Loan, 1 yr. EURIBOR + 15.000% 18.116% VRN 3/31/26 EUR (b) (c) (d) (e)	33,289	—
EUR PIK Tranche 2 Note Term Loan, 1 yr. EURIBOR + 15.000% 18.684% VRN 3/31/26 EUR (b) (c) (d) (e)	66,578	—
UFC Holdings LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 2.250% 6.580% VRN 11/21/31 (d)	137,624	137,193
Vue Entertainment International Ltd.
2023 EUR Floating PIK Reinstated Term Loan B, 3 mo. EURIBOR + 0.000%, PIK 8.400%, Cash, 3.046% VRN 12/31/27 EUR (d) (e) (f)	250,414	170,586
2023 EUR Floating PIK Term Loan, 6 mo. EURIBOR+ 0.000%, PIK 8.400%, Cash, 3.046% VRN 12/31/27 EUR (d) (e) (f)	159,810	167,619
2023 EUR Floating PIK Super Senior Term Loan, 6 mo. EURIBOR + 8.000%, PIK 1.000%, Cash, 11.046% VRN 6/30/27 EUR (d) (e) (f)	91,258	102,378
Vue International Bidco PLC, 2022 EUR Term Loan, 6 mo. EURIBOR + 8.000% 11.046% VRN 6/30/27 EUR (d) (e)	146,160	156,727
		4,121,253
Environmental Controls — 0.5%
Liberty Tire Recycling Holdco LLC, 2021 Term Loan, 1 mo. USD Term SOFR + 4.500% 8.939% VRN 5/05/28 (d)	647,862	624,915

	Principal Amount	Value
Food — 1.4%
CTI Foods Holding Co. LLC
First Out Term Loan, 3 mo. USD Term SOFR + 7.000% 11.592% VRN 5/01/26 (d)	$349,897	$349,802
Second Out Term Loan, 3 mo. USD Term SOFR + 9.000% 13.592% VRN 5/01/26 (d)	236,956	225,044
Froneri Lux Finco SARL, 2024 EUR Term Loan B3, 6 mo. EURIBOR + 2.500% 5.098% VRN 9/30/31 EUR (d) (e)	1,000,000	1,075,104
Sauer Brands, Inc., Term Loan B, 1 mo. USD Term SOFR + 3.250% 7.575% VRN 2/04/32 (d)	100,294	100,144
		1,750,094
Hand & Machine Tools — 0.1%
Madison Safety & Flow LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.750% 7.075% VRN 9/26/31 (d)	118,040	117,781
Health Care - Products — 0.9%
Medline Borrower LP, 2024 USD Add-on Term Loan B, 1 mo. USD Term SOFR + 2.250% 6.575% VRN 10/23/28 (d)	1,131,091	1,128,501
Health Care - Services — 8.8%
AI Sirona (Luxembourg) Acquisition SARL, 2021 EUR 1st Lien Term Loan B, 3 mo. EURIBOR + 4.500% 6.978% VRN 12/18/28 EUR (d) (e)	1,000,000	879,302
Aveanna Healthcare LLC, 2021 2nd Lien Term Loan, 3 mo. USD Term SOFR + 7.000% 11.463% VRN 12/10/29 (d)	292,998	278,494
Charlotte Buyer, Inc., 2025 Repriced Term Loan B, 1 mo. USD Term SOFR + 4.250%, 8.572% FRN 2/11/28 (d)	494,990	491,545
Concentra Health Services, Inc., 2025 Repriced Term Loan B, 1 mo. USD Term SOFR + 2.000% 6.325% VRN 7/26/31 (d)	172,777	172,345
Electron BidCo, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 2.750% 7.075% VRN 11/01/28 (d)	419,514	418,440

The accompanying notes are an integral part of the financial statements.
11

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Heartland Dental LLC, 2024 Term Loan, 1 mo. USD Term SOFR + 4.500% 8.825% VRN 4/28/28 (d)	$492,519	$491,342
LifePoint Health, Inc., 2024 1st Lien Term Loan B, 3 mo. USD Term SOFR + 3.750% 8.052% VRN 5/17/31 (d)	936,514	906,855
Medical Solutions Holdings, Inc.
2021 1st Lien Term Loan, 3 mo. USD Term SOFR + 3.500% 7.891% VRN 11/01/28 (d)	9,975	6,364
2021 2nd Lien Term Loan, 3 mo. USD Term SOFR + 7.000% 11.391% VRN 11/01/29 (d)	294,737	147,368
Mehilainen Yhtiot OYJ
2024 EUR Delayed Draw Term Loan B6, 1 mo. EURIBOR + 3.900% 6.263% VRN 8/05/31 EUR (d) (e)	151,777	164,410
2024 EUR New Money Term Loan B5B, 1 mo. EURIBOR + 3.900% 6.263% VRN 8/05/31 EUR (d) (e)	848,223	918,825
Midwest Physician Administrative Services LLC, 2021 Term Loan, 3 mo. USD Term SOFR + 3.000% 7.561% VRN 3/12/28 (d)	730,313	633,546
NAPA Management Services Corp., Term Loan B, 1 mo. USD Term SOFR + 5.250% 9.675% VRN 2/23/29 (d)	680,991	625,538
Parexel International Corp., 2025 Term Loan B, 1 mo. USD Term SOFR + 2.500% 6.825% VRN 11/15/28 (d)	746,206	744,125
Radiology Partners, Inc., 2024 Extended Term Loan B, 3 mo. USD Term SOFR + 3.500%, PIK 1.500%, Cash, 8.090% VRN 1/31/29 (d) (f)	1,569,550	1,509,954
Radnet Management, Inc., 2024 1st Lien Term Loan B, 3 mo. USD Term SOFR + 2.250% 6.568% VRN 4/18/31 (d)	567,473	565,964
Select Medical Corp., 2024 Term Loan B, 1 mo. USD Term SOFR + 2.000% 6.325% VRN 12/03/31 (d)	176,914	176,472

	Principal Amount	Value
Team Health Holdings, Inc., 2022 Term Loan B, 3 mo. USD Term SOFR + 5.250% 9.541% VRN 3/02/27 (d)	$649,556	$631,473
Tunstall Group Holdings Ltd.
2023 EUR Reinstated Term Loan B (Acquired 11/30/23-11/29/24, Cost $374,125), 6 mo. EURIBOR + 0.100%, PIK 4.900%, Cash, 2.794% VRN 12/20/27 EUR (d) (e) (f) (h)	364,020	244,041
2023 EUR Super Senior Term Loan (Acquired 11/30/23-11/29/24, Cost $134,517), 6 mo. EURIBOR + 12.000% 14.694% VRN 12/18/26 EUR (b) (c) (d) (e) (h)	126,917	129,001
US Anesthesia Partners, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 4.250% 8.687% VRN 10/01/28 (d)	55,230	54,112
Vivalto Sante SAS, 2021 EUR Term Loan, 3 mo. EURIBOR + 3.600% 5.955% VRN 7/21/28 EUR (d) (e)	1,000,000	1,076,163
		11,265,679
Holding Company - Diversified — 0.9%
CEP IV Investment 16 SARL, USD 2nd Lien Term Loan, 3 mo. USD Term SOFR + 9.250% 13.569% VRN 10/01/27 (d)	1,240,471	1,197,055
Hilding Anders International AB
2022 EUR PIK Reorg Opco Term Loan (Acquired 10/29/24, Cost $0), 6 mo. EURIBOR + 5.000%, PIK 1.250%, Cash, 6.644% VRN 2/28/26 EUR (d) (e) (f) (h)	2,609	813
2023 EUR New Money Facility (Acquired 9/29/23, Cost $1,721), 6 mo. EURIBOR + 10.000% 12.894% VRN 1/31/26 EUR (d) (e) (h)	2,235	2,417
		1,200,285
Insurance — 5.5%
Alliant Holdings Intermediate LLC, 2024 Term Loan B6, 1 mo. USD Term SOFR + 2.750% 7.069% VRN 9/19/31 (d)	947,070	940,621

The accompanying notes are an integral part of the financial statements.
12

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
AmWINS Group, Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 2.250% 6.575% VRN 1/30/32 (d)	$606,269	$600,940
Assured Partners, Inc., 2024 Incremental Term Loan B5, 1 mo. USD Term SOFR + 3.500% 7.825% VRN 2/14/31 (d)	1,072,500	1,073,186
Asurion LLC
2024 Term Loan B12, 1 mo. USD Term SOFR + 4.250% 8.575% VRN 9/19/30 (d)	435,159	429,041
2021 Second Lien Term Loan B4, 1 mo. USD Term SOFR + 5.250% 9.689% VRN 1/20/29 (d)	1,051,724	971,698
Broadstreet Partners, Inc., 2024 Term Loan B4, 1 mo. USD Term SOFR + 3.000% 7.325% VRN 6/13/31 (d)	1,197,983	1,186,542
HUB International Ltd., 2025 Term Loan B, 3 mo. USD Term SOFR + 2.500% 6.787% VRN 6/20/30 (d)	503,094	500,599
Sedgwick Claims Management Services, Inc., 2023 Term Loan B, 3 mo. USD Term SOFR + 3.000% 7.313% VRN 7/31/31 (d)	1,022,062	1,018,230
USI, Inc., 2024 Term Loan D, 3 mo. USD Term SOFR + 2.250% 6.549% VRN 11/21/29 (d)	337,239	333,708
		7,054,565
Internet — 2.0%
ION Trading Technologies SARL, 2021 EUR Term Loan B, 3 mo. EURIBOR + 4.250% 6.605% VRN 4/03/28 EUR (d) (e)	859,254	910,677
MH Sub I LLC, 2023 Term Loan, 1 mo. USD Term SOFR + 4.250% 8.575% VRN 5/03/28 (d)	491,752	465,016
Proofpoint, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 3.000% 7.325% VRN 8/31/28 (d)	619,208	616,694
team.blue Finco SARL, 2024 EUR Term Loan B, 3 mo. EURIBOR + 3.700% 6.055% VRN 9/30/29 EUR (d) (e)	500,000	538,758
		2,531,145

	Principal Amount	Value
Investment Companies — 0.9%
Hurtigruten ASA
2025 EUR Term Loan A, 3 mo. EURIBOR + 7.500% 10.053% VRN 2/12/30 EUR (d) (e)	$532,652	$585,794
2025 EUR Term Loan B, 3 mo. EURIBOR + 8.000% 10.468% VRN 8/12/30 EUR (d) (e)	123,592	116,601
Nvent Electric Public Ltd. Co., Term Loan B, 1 mo. USD Term SOFR + 3.500% 7.825% VRN 1/30/32 (d)	431,034	430,314
		1,132,709
Leisure Time — 0.7%
City Football Group Ltd., 2024 Term Loan, 1 mo. USD Term SOFR + 3.500% 7.939% VRN 7/22/30 (d)	176,034	173,467
Sabre GLBL, Inc.
2021 Term Loan B2, 1 mo. USD Term SOFR + 3.500% 7.939% VRN 12/17/27 (d)	70,451	67,545
2021 Term Loan B1, 1 mo. USD Term SOFR + 3.500% 7.939% VRN 12/17/27 (d)	294,641	282,487
2024 Term Loan B1, 1 mo. USD Term SOFR + 6.000% 10.425% VRN 11/15/29 (d)	394,491	384,629
		908,128
Lodging — 2.8%
Casper BidCo SAS, 2025 EUR Term Loan B, 3 mo. EURIBOR + 3.750% 6.670% VRN 3/21/31 EUR (d) (e)	1,000,000	1,075,471
Hilton Grand Vacations Borrower LLC
2021 Term Loan B, 1 mo. USD Term SOFR + 2.000% 6.325% VRN 8/02/28 (d)	83,330	82,838
2024 Incremental Term Loan B, 1 mo. USD Term SOFR + 2.000% 6.325% VRN 1/17/31 (d)	406,295	402,931
Motel 6, Term Loan B, 3 mo. U.S. (Fed) Prime Rate + 4.000% 11.500% VRN 9/09/26 (d)	2	2

The accompanying notes are an integral part of the financial statements.
13

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
One Hotels GmbH, EUR Term Loan B, 3 mo. EURIBOR + 4.500% 7.178% VRN 4/02/31 EUR (d) (e)	$500,000	$540,942
Sandy BidCo BV, EUR Term Loan B, 6 mo. EURIBOR + 3.850% 6.261% VRN 8/17/29 EUR (d) (e)	1,000,000	1,063,426
Station Casinos LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.000% 6.325% VRN 3/14/31 (d)	367,704	365,405
		3,531,015
Media — 4.4%
Cumulus Media New Holdings, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 5.000% 9.302% VRN 5/02/29 (d)	512,172	185,022
DirecTV Financing LLC, 2024 Term Loan, 3 mo. USD Term SOFR + 5.250% 9.802% VRN 8/02/29 (d)	827,607	814,158
Houghton Mifflin Harcourt Publishing Co., 2022 Term Loan, 1 mo. USD Term SOFR + 5.250% 9.675% VRN 4/09/29 (d)	322,281	318,052
Learfield Communications LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 4.500% 8.825% VRN 6/30/28 (d)	551,387	551,111
McGraw-Hill Global Education Holdings LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 3.250% 7.575% VRN 8/06/31 (d)	380,902	379,950
Sunrise Financing Partnership, Term Loan AAA, 3 mo. USD Term SOFR + 2.500% 6.793% VRN 2/15/32 (d)	608,398	601,663
Telenet Financing USD LLC, 2020 USD Term Loan AR, 1 mo. USD Term SOFR + 2.000% 6.434% VRN 4/30/28 (d)	1,000,000	967,290
VMED O2 UK Holdco 4 Ltd., 2023 EUR Term Loan Z, 1 mo. EURIBOR + 3.425% 5.793% VRN 10/15/31 EUR (d) (e)	700,000	747,971

	Principal Amount	Value
Ziggo BV, 2019 EUR Term Loan H, 1 mo. EURIBOR + 3.000% 5.368% VRN 1/31/29 EUR (d) (e)	$1,000,000	$1,039,886
		5,605,103
Metal Fabricate & Hardware — 0.2%
Grinding Media, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 3.500% 7.819% VRN 10/12/28 (d)	266,795	263,794
Mining — 0.2%
Arsenal AIC Parent LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 2.750% 7.075% VRN 8/18/30 (d)	284,340	281,852
Miscellaneous - Manufacturing — 0.2%
John Bean Technologies Corp., Term Loan B, 1 mo. USD Term SOFR + 2.250% 6.675% VRN 1/02/32 (d)	204,638	204,256
Packaging & Containers — 4.3%
Charter NEX US, Inc., 2024 Term Loan B1, 1 mo. USD Term SOFR + 3.000% 7.314% VRN 11/29/30 (d)	1,184,565	1,182,279
Clydesdale Acquisition Holdings, Inc., Term Loan B, 1 mo. USD Term SOFR + 3.175% 7.500% VRN 4/13/29 (d)	1,073,354	1,067,870
Mauser Packaging Solutions Holding Co., 2024 Term Loan B, 1 mo. USD Term SOFR + 3.000% 7.323% VRN 4/15/27 (d)	860,350	856,410
Pretium Packaging LLC, Second Out Term Loan A1, 3 mo. USD Term SOFR + 4.600% 8.891% VRN 10/02/28 (d)	401,230	227,365
Pretium PKG Holdings, Inc., 2021 2nd Lien Term Loan, 3 mo. USD Term SOFR + 6.750% 11.309% VRN 10/01/29 (d)	254,237	54,152
Proampac PG Borrower LLC, 2024 Term Loan, 3 mo. USD Term SOFR + 4.000% 8.302% - 8.323% VRN 9/15/28 (d)	790,197	784,270
Ring Container Technologies Group LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.750% 7.075% VRN 8/12/28 (d)	631,591	630,170

The accompanying notes are an integral part of the financial statements.
14

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Trident TPI Holdings, Inc., 2024 Term Loan B7, 0.000% 9/15/28 (g)	$781,425	$753,809
		5,556,325
Pharmaceuticals — 5.0%
Amneal Pharmaceuticals LLC, 2023 Term Loan B, 1 mo. USD Term SOFR + 5.500% 9.825% VRN 5/04/28 (d)	647,521	657,843
Bausch Health Companies, Inc., 2025 Term Loan B, 0.000% 9/25/30 (g)	412,844	396,330
Gainwell Acquisition Corp., Term Loan B, 3 mo. USD Term SOFR + 4.000% 8.399% VRN 10/01/27 (d)	1,306,492	1,222,655
Grifols Worldwide Operations USA, Inc., 2019 USD Term Loan B, 3 mo. USD Term SOFR + 2.000% 6.463% VRN 11/15/27 (d)	680,838	673,519
IVC Acquisition Ltd., 2025 EUR Repriced Term Loan B, 3 mo. EURIBOR + 4.000% 6.426% VRN 12/12/28 EUR (d) (e)	737,000	796,838
Jazz Financing Lux SARL, 2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 2.250% 6.575% VRN 5/05/28 (d)	559,261	558,842
Nidda Healthcare Holding AG, 2024 EUR Term Loan B2, 3 mo. EURIBOR + 4.000% 6.540% VRN 2/21/30 EUR (d) (e)	1,425,000	1,537,971
Organon & Co., 2024 USD Term Loan, 1 mo. USD Term SOFR + 2.250% 6.572% VRN 5/19/31 (d)	289,402	285,061
Vizient, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 1.750% 6.075% VRN 8/01/31 (d)	308,795	308,344
		6,437,403
Pipelines — 0.2%
GIP Pilot Acquisition Partners LP, 2025 Term Loan B, 3 mo. USD Term SOFR + 2.000% 6.302% VRN 10/04/30 (d)	217,359	216,137
Real Estate — 0.2%
CoreLogic, Inc., Term Loan, 1 mo. USD Term SOFR + 3.500% 7.939% VRN 6/02/28 (d)	304,799	298,386

	Principal Amount	Value
Retail — 2.4%
Great Outdoors Group LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 3.250% 7.575% VRN 1/23/32 (d)	$748,125	$745,320
Gulfside Supply, Inc., Term Loan B, 3 mo. USD Term SOFR + 3.000% 7.299% VRN 6/17/31 (d)	175,591	173,835
Harbor Freight Tools USA, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 2.500% 6.825% VRN 6/11/31 (d)	740,664	721,140
IRB Holding Corp., 2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 2.500% 6.825% VRN 12/15/27 (d)	608,206	603,997
Kodiak Building Partners, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 3.750% 8.046% VRN 12/04/31 (d)	127,899	122,600
LBM Acquisition LLC, 2024 Incremental Term Loan B, 1 mo. USD Term SOFR + 3.750% 8.175% VRN 6/06/31 (d)	209,304	192,612
MI Windows and Doors LLC, 2024 Term Loan B2, 1 mo. USD Term SOFR + 3.000% 7.325% VRN 3/28/31 (d)	166,527	163,266
White Cap Buyer LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.250% 7.575% VRN 10/19/29 (d)	323,327	312,935
		3,035,705
Semiconductors — 0.5%
MKS Instruments, Inc., 2025 USD Repriced Term Loan, 1 mo. USD Term SOFR + 2.000% 6.319% VRN 8/17/29 (d)	608,026	606,890
Software — 9.9%
Ascend Learning LLC, 2025 Repriced Term Loan B, 1 mo. USD Term SOFR + 3.000% 7.325% VRN 12/11/28 (d)	508,541	501,910
Athenahealth Group, Inc., 2022 Term Loan B, 1 mo. USD Term SOFR + 3.000% 7.325% VRN 2/15/29 (d)	1,044,096	1,029,416
BCPE Pequod Buyer, Inc., USD Term Loan B, 3 mo. USD Term SOFR + 3.500% 7.791% VRN 11/25/31 (d)	800,493	797,347

The accompanying notes are an integral part of the financial statements.
15

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Boxer Parent Co., Inc.
2025 USD Term Loan B, 3 mo. USD Term SOFR + 3.000% 7.291% VRN 7/30/31 (d)	$816,894	$801,716
2024 2nd Lien Term Loan, 3 mo. USD Term SOFR + 5.750% 10.041% VRN 7/30/32 (d)	335,155	321,749
Central Parent, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 3.250% 7.549% VRN 7/06/29 (d)	207,199	177,311
Cloud Software Group, Inc.
2024 1st Lien Term Loan B, 3 mo. USD Term SOFR + 3.500% 7.799% VRN 3/30/29 (d)	492,447	487,409
2024 USD Term Loan, 3 mo. USD Term SOFR + 3.750% 8.049% VRN 3/21/31 (d)	201,755	199,594
Cloudera, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 3.750% 8.175% VRN 10/08/28 (d)	763,025	751,579
Cornerstone OnDemand, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 3.750% 8.189% VRN 10/16/28 (d)	225,081	194,413
Cotiviti Corp., 2024 Term Loan, 1 mo. USD Term SOFR + 2.750% 7.073% VRN 5/01/31 (d)	741,636	724,949
Ellucian Holdings, Inc., 2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 3.000% 7.325% VRN 10/09/29 (d)	271,577	270,850
Genesys Cloud Services Holdings II LLC, 2025 USD Term Loan B, 1 mo. USD Term SOFR + 2.500% 6.825% VRN 1/30/32 (d)	583,658	576,730
Ivanti Software, Inc., 2021 Non Co-op Term Loan B (Acquired 1/26/22-11/22/24, Cost $585,080), 3 mo. USD Term SOFR + 4.250% 8.817% VRN 12/01/27 (d) (h)	617,288	440,589
Loyalty Ventures, Inc., Term Loan B, 0.000% 11/03/27	1,440,555	100,839
MedAssets Software Intermediate Holdings, Inc.
2024 First Out Term Loan, 1 mo. USD Term SOFR + 4.000% 8.322% VRN 12/15/28 (d)	259,242	250,601
2024 Second Out Term Loan, 1 mo. USD Term SOFR + 4.000% 8.437% VRN 12/15/28 (d)	379,540	324,271

	Principal Amount	Value
2024 Term Loan A, 1 mo. USD Term SOFR + 5.250% 9.572% VRN 12/15/28 (d) (g)	$78,283	$77,793
2024 Third Out Term Loan, 1 mo. USD Term SOFR + 6.750% 11.187% VRN 12/17/29 (d)	41,610	31,346
Mitchell International, Inc.
2024 1st Lien Term Loan, 1 mo. USD Term SOFR + 3.250% 7.575% VRN 6/17/31 (d)	746,250	736,638
2024 2nd Lien Term Loan, 1 mo. USD Term SOFR + 5.250% 9.575% VRN 6/17/32 (d)	500,000	485,750
Project Alpha Intermediate Holding, Inc., 2024 Add-on Term Loan B, 0.000% 10/28/30 (g)	441,831	440,540
Project Boost Purchaser LLC, 2024 Term Loan, 3 mo. USD Term SOFR + 3.000% 7.299% VRN 7/16/31 (d)	921,434	915,528
Project Ruby Ultimate Parent Corp., 2024 Term Loan B, 1 mo. USD Term SOFR + 3.000% 7.439% VRN 3/10/28 (d)	738,558	735,604
Quest Software US Holdings, Inc., 2022 Term Loan, 3 mo. USD Term SOFR + 4.250% 8.691% VRN 2/01/29 (d)	526,232	305,214
Sovos Compliance LLC, 2025 Term Loan B, 3 mo. USD Term SOFR + 4.000% 8.325% VRN 8/12/29 (d)	489,908	487,322
SS&C Technologies, Inc., 2024 Term Loan B8, 1 mo. USD Term SOFR + 2.000% 6.325% VRN 5/09/31 (d)	495,989	495,409
Veritas US, Inc., 2024 Priority Term Loan, 3 mo. USD Term SOFR + 12.500% 16.799% VRN 12/09/29 (d)	51	51
		12,662,468
Telecommunications — 7.0%
Altice Financing SA, 2022 EUR Term Loan, 3 mo. EURIBOR + 5.000% 7.785% VRN 10/31/27 EUR (d) (e)	989,902	858,980
Consolidated Communications, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 3.500% 7.939% VRN 10/02/27 (d)	578,126	575,328

The accompanying notes are an integral part of the financial statements.
16

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Delta TopCo, Inc., 2025 Term Loan B, 3 mo. USD Term SOFR + 2.750% 7.069% VRN 11/30/29 (d)	$716,902	$708,213
Eircom Finco SARL, 2025 EUR Term Loan B5, 1 mo. EURIBOR + 2.750% 5.206% VRN 5/15/29 EUR (d) (e)	1,000,000	1,075,115
Iridium Satellite LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.250% 6.575% VRN 9/20/30 (d)	204,013	200,346
Level 3 Financing, Inc., 2025 Term Loan B, 0.000% 3/27/32 (g)	750,000	739,920
MasOrange Finco PLC, 2025 EUR Term Loan B, 3 mo. EURIBOR + 2.750% 5.217% VRN 3/25/31 EUR (d) (e) (g)	1,390,000	1,486,443
Matterhorn Telecom Holding SA, EUR Term Loan B, 3 mo. EURIBOR + 2.750% 5.137% VRN 1/30/32 EUR (d) (e)	1,000,000	1,080,402
Nuuday AS, EUR Term Loan B, 3 mo. EURIBOR + 6.500% 9.035% VRN 2/03/28 EUR (d) (e)	1,000,000	1,086,977
Zegona Communications PLC, EUR Term Loan B, 6 mo. EURIBOR + 3.000% 5.657% VRN 7/17/29 EUR (d) (e)	1,000,000	1,073,363
		8,885,087
Transportation — 0.9%
First Student Bidco, Inc.
2024 1st Lien Term Loan B, 3 mo. USD Term SOFR + 2.500% 6.799% VRN 7/21/28 (d)	530,415	529,089
2024 Term Loan C, 3 mo. USD Term SOFR + 2.500% 6.799% VRN 7/21/28 (d)	162,179	161,774
Kenan Advantage Group, Inc., 2024 Term Loan B4, 1 mo. USD Term SOFR + 3.250% 7.575% VRN 1/25/29 (d)	483,427	480,406
		1,171,269
TOTAL BANK LOANS (Cost $116,228,631)		110,827,646

	Principal Amount	Value
Corporate Debt — 8.5%
Advertising — 0.5%
Summer BC Holdco B SARL 3 mo. EURIBOR + 4.250% 6.789% FRN 2/15/30 EUR (d) (e) (i)	$600,000	$649,544
Building Materials — 0.2%
PCF GmbH 4.750% 4/15/29 EUR (e) (i)	300,000	276,999
Chemicals — 0.2%
Monitchem HoldCo 3 SA 3 mo. EURIBOR + 5.250% 7.751% FRN 5/01/28 EUR (d) (e) (i)	200,000	216,260
Commercial Services — 2.5%
ADT Security Corp. 4.125% 8/01/29 (i)	1,000,000	938,870
APCOA Group GmbH/Germany 3 mo. EURIBOR + 4.125% 6.910% FRN 4/15/31 EUR (d) (e) (i)	250,000	272,339
BCP V Modular Services Finance II PLC 4.750% 11/30/28 EUR (e) (i)	1,000,000	1,046,201
Travelex Issuerco 2 PLC, (Acquired 5/07/24-2/05/25, Cost $961,349), PIK 7.500% , Cash 4.500% 8/05/25 GBP (e) (f) (h) (i)	742,710	968,989
		3,226,399
Computers — 0.2%
Atos SE 9.000% STEP 12/18/29 EUR (e) (i)	193,803	224,868
Cosmetics & Personal Care — 0.2%
Coty, Inc. 5.000% 4/15/26 (i)	278,000	277,050
Diversified Financial Services — 0.0%
Travelex Financing PLC, (Acquired 1/13/20, Cost $274,579), 8.000% 5/15/22 EUR (e) (h) (i) (j) (k)	250,000	1,014
Engineering & Construction — 0.2%
Assemblin Caverion Group AB 3 mo. EURIBOR + 3.500% 6.236% FRN 7/01/31 EUR (d) (e) (i)	250,000	269,446

The accompanying notes are an integral part of the financial statements.
17

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Forest Products & Paper — 0.2%
Fedrigoni SpA 6.125% 6/15/31 EUR (e) (i)	$250,000	$263,725
Health Care - Services — 0.8%
Cerba Healthcare SACA 3.500% 5/31/28 EUR (e) (i)	400,000	348,943
Tenet Healthcare Corp. 4.250% 6/01/29	750,000	706,571
		1,055,514
Holding Company - Diversified — 0.2%
ProGroup AG 5.125% 4/15/29 EUR (e) (i)	250,000	266,811
Internet — 0.9%
Cerved Group SpA 3 mo. EURIBOR + 5.250%
7.751% FRN 2/15/29 EUR (d) (e) (i)	300,000	312,225
Engineering - Ingegneria Informatica - SpA
3 mo. EURIBOR + 5.750% 8.105% FRN 2/15/30 EUR (d) (e) (i)	100,000	108,607
11.125% 5/15/28 EUR (e) (i)	200,000	228,154
United Group BV
4.000% 11/15/27 EUR (e) (i)	500,000	537,613
		1,186,599
Leisure Time — 0.0%
HX Holdings Co. Ltd. 7.000% STEP 2/12/30 EUR (e)	39,459	39,365
Machinery - Diversified — 0.0%
Galapagos SA 1.000% 6/15/21 EUR (e) (i) (j) (k)	20,000	108
Media — 0.6%
Tele Columbus AG PIK 10.000% , Cash 3.875% 1/01/29 EUR (e) (f) (i)	782,484	692,808
Packaging & Containers — 0.6%
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc. 4.375% 10/15/28 (i)	750,000	766,410
Retail — 0.0%
House of Fraser Funding PLC 1.000% 9/15/20 GBP (e) (i) (j) (k)	300,000	194

	Principal Amount	Value
Telecommunications — 1.1%
Odido Holding BV 3.750% 1/15/29 EUR (e) (i)	$500,000	$524,884
PLT VII Finance SARL 3 mo. EURIBOR + 3.500% 6.001% FRN 6/15/31 EUR (d) (e) (i)	500,000	540,650
Vmed O2 UK Financing I PLC 4.500% 7/15/31 GBP (e) (i)	250,000	275,223
		1,340,757
Transportation — 0.1%
Anarafe SL 3 mo. EURIBOR + 12.750% 15.362% 12/31/26 EUR (e) (i)	90,044	83,148
TOTAL CORPORATE DEBT (Cost $11,314,770)		10,837,019
TOTAL BONDS & NOTES (Cost $127,543,401)		121,664,665

	Number of Shares
Warrants — 0.0%
Technology — 0.0%
Travelex International Ltd., Expires 8/18/21 (a)	285	736
TOTAL WARRANTS (Cost $0)		736
TOTAL LONG-TERM INVESTMENTS (Cost $129,077,610)		122,819,148

	Principal Amount
Short-Term Investments — 3.9%
Repurchase Agreement — 3.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/25, 2.750%, due 4/01/25 (l)	$5,030,760	5,030,760
TOTAL SHORT-TERM INVESTMENTS (Cost $5,030,760)		5,030,760
TOTAL INVESTMENTS — 100.1% (Cost $134,108,370) (m)		127,849,908
Other Assets/ (Liabilities) — (0.1)%		(180,389)
NET ASSETS — 100.0%		$127,669,519

The accompanying notes are an integral part of the financial statements.
18

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)
Abbreviation Legend

EURIBOR	Euro Inter-Bank Offered Rate
FRN	Floating Rate Note
PIK	Payment in kind
SOFR	Secured Overnight Financing Rate
STEP	Step Coupon Bond
VRN	Variable Rate Note

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Investment is valued using significant unobservable inputs.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2025, these securities amounted to a value of $666,872 or 0.52% of net assets.
(d)
Floating rate or variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(f)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(g)	All or a portion of the security represents unsettled bank loan commitments at March 31, 2025, where the rate will be determined at time of settlement.
(h)
Restricted security. Certain securities are restricted to resale. At March 31, 2025, these securities amounted to a value of $2,048,256 or 1.60% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

(i)
Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2025, the aggregate market value of these securities amounted to $10,091,083 or 7.90% of net assets.

(j)
Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At March 31, 2025, these securities amounted to a value of $1,316 or 0.00% of net assets.

(k)	The maturity date of the security has been extended past the date disclosed. The new maturity date is not available as of March 31, 2025.
(l)
Maturity value of $5,031,144. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 10/15/26, and an aggregate market value, including accrued interest, of $5,131,597.

(m)	See Note 6 for aggregate cost for federal tax purposes.
Country weightings, as a percentage of net assets, is as follows:
United States	63.2%
United Kingdom	8.0%
Germany	5.1%
Luxembourg	5.0%
France	3.6%
Netherlands	2.8%
Belgium	1.7%
Sweden	1.0%
Denmark	0.9%
Finland	0.8%
Hong Kong	0.8%
Norway	0.8%
Italy	0.7%
Ireland	0.7%
Spain	0.6%
Slovenia	0.4%
Canada	0.1%
Jersey, Channel Islands	0.0%
Total Long-Term Investments	96.2%
Short-Term Investments and Other Assets and Liabilities	3.8%
Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.
19

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)
Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
BNP Paribas SA*	4/22/25	NOK	300,330	USD	28,575	$(28)
Canadian Imperial Bank of Commerce*	4/22/25	USD	270,969	NOK	2,865,530	(1,404)
Morgan Stanley & Co. LLC*	4/22/25	USD	36,322,513	EUR	33,236,890	344,905
Morgan Stanley & Co. LLC*	4/22/25	USD	2,286,786	GBP	1,762,500	10,182
						$ 353,655

*
Contracts are subject to a master netting agreement or similar agreement.
Currency Legend

EUR	Euro
GBP	British Pound
NOK	Norwegian Krone
USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.
20

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments

March 31, 2025 (Unaudited)

	Number of Shares	Value
Equities — 0.3%
Common Stock — 0.3%
Germany — 0.0%
Campfire Topco Ltd. (a) (b) (c)	448,154	$—
Norway — 0.1%
HRN Bidco AS (c)	5,296	121,820
HX Bidco AS (c)	1,067	12,749
		134,569
Spain — 0.0%
Bahia De Las Isletas SL Class A (a) (b) (c)	5,454,162	—
United Kingdom — 0.0%
Don Jersey Topco Ltd. (a) (b) (c)	292,774	—
Jubilee Topco Ltd., A1 shares (a) (b) (c)	746	—
Jubilee Topco Ltd., A2 shares (a) (b) (c)	363,125	—
Jubilee Topco Ltd., A3 shares (a) (b) (c)	233,558	—
Jubilee Topco Ltd., A4 shares (a) (b) (c)	194,966	—
Travelex Topco Ltd. (a) (b) (c)	9,365	—
		—
United States — 0.2%
Learfield Communications, Inc. (c)	2,746	208,696
Serta Simmons, Inc. (c)	14,736	122,309
Technicolor Creative Studios, Inc. (a) (b) (c)	17,217,094	—
		331,005
TOTAL COMMON STOCK (Cost $657,899)		465,574
Preferred Stock — 0.0%
United States — 0.0%
Veritas Kapital Assurance PLC, Series G (c)	1,017	23,391
Veritas Kapital Assurance PLC, Series G-1 (c)	702	16,146
		39,537
TOTAL PREFERRED STOCK (Cost $26,980)		39,537
TOTAL EQUITIES (Cost $684,879)		505,111

	Principal Amount	Value
Bonds & Notes — 97.0%
Bank Loans — 53.4%
Belgium — 2.0%
CEP IV Investment 16 SARL, USD 2nd Lien Term Loan, 3 mo. USD Term SOFR + 9.250% 13.569% VRN 10/01/27 (d)	$1,447,217	$1,396,564
Telenet Financing USD LLC, 2020 USD Term Loan AR, 1 mo. USD Term SOFR + 2.000% 6.434% VRN 4/30/28 (d)	500,000	483,645
United Petfood Finance BV, 2025 EUR Term Loan B, 6 mo. EURIBOR + 2.750% 5.171% VRN 2/26/32 EUR (d) (e)	1,000,000	1,071,449
		2,951,658
Canada — 0.5%
Balcan Innovations, Inc., Term Loan B, 3 mo. USD Term SOFR + 4.750% 9.043% VRN 10/10/31 (d)	575,027	572,152
WestJet Loyalty LP, Term Loan B, 3 mo. USD Term SOFR + 3.250% 7.549% VRN 2/14/31 (d)	215,319	206,868
		779,020
Denmark — 0.4%
Auris Luxembourg III SARL, 2024 EUR Term Loan B5, 6 mo. EURIBOR + 4.000% 6.694% VRN 2/28/29 EUR (d) (e)	500,000	539,147
France — 1.7%
AI Sirona (Luxembourg) Acquisition SARL, 2021 EUR 1st Lien Term Loan B, 3 mo. EURIBOR + 4.500% 6.978% VRN 12/18/28 EUR (d) (e)	500,000	439,651
Banijay Entertainment SAS, 2025 EUR Term Loan B (2032), 0.000% 1/23/32 EUR (e) (f)	500,000	537,720
Casper BidCo SAS, 2025 EUR Term Loan B, 3 mo. EURIBOR + 3.750% 6.670% VRN 3/21/31 EUR (d) (e)	500,000	537,736
Cerba Healthcare SAS, 2021 EUR Term Loan B, 1 mo. EURIBOR + 3.700% 6.063% VRN 6/30/28 EUR (d) (e)	500,000	444,165
Ceva Sante Animale, 2025 EUR Term Loan B, 0.000% 11/08/30 EUR (e) (f)	500,000	536,957

The accompanying notes are an integral part of the financial statements.
21

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Foundever Worldwide Corp., 2021 USD Term Loan, 3 mo. USD Term SOFR + 3.750% 8.178% VRN 8/28/28 (d)	$195,745	$115,347
Technicolor Creative Studios, Inc.
EUR PIK Super Senior Term Loan, 3 mo. EURIBOR + 0.000%, PIK 17.366%, Cash, 0.000% VRN 3/31/26 EUR (a) (b) (d) (e) (g)	7,820	—
2023 EUR PIK Reinstated Term Loan B, 3 mo. EURIBOR + 2.000% 4.683% VRN 9/15/26 EUR (d) (e)	91,386	247
2023 EUR PIK Term Loan, 1 yr. EURIBOR + 5.000% 7.465% VRN 3/27/33 EUR (a) (b) (d) (e)	82,145	—
EUR Tranche 4 Term Loan, 1 yr. EURIBOR + 15.000% 17.565% VRN 3/31/26 EUR (a) (b) (d) (e)	2,723	—
EUR PIK Tranche 3 Note Term Loan, 1 yr. EURIBOR + 15.000% 18.116% VRN 3/31/26 EUR (a) (b) (d) (e)	2,346	—
EUR PIK Tranche 2 Note Term Loan, 1 yr. EURIBOR + 15.000% 18.684% VRN 3/31/26 EUR (a) (b) (d) (e)	4,692	—
		2,611,823
Germany — 1.8%
Dynamo Newco II GmbH, EUR Term Loan B, 3 mo. EURIBOR + 4.000% 6.355% VRN 10/01/31 EUR (d) (e)	500,000	540,109
Flint Group Midco Ltd., USD Opco Term Loan, 3 mo. USD Term SOFR + 4.512%, PIK 0.750%, Cash, 8.802% VRN 12/31/26 (d) (g)	176,448	169,685
Flint Group Packaging INKS North America Holdings LLC, EUR PIK Holdco Term Loan, 3 mo. EURIBOR + 0.100%, PIK 6.900%, Cash 2.781% VRN 12/30/27 EUR (d) (e) (g)	306,736	267,621
Flint Group Topco Ltd.
USD First Lien HoldCo Facility, 3 mo. USD Term SOFR + 0.100%, PIK 6.900%, Cash 4.652% VRN 12/30/27 (d) (g)	99,486	80,024

	Principal Amount	Value
USD Second Lien HoldCo Facility, 3 mo. USD Term SOFR + 0.362%, PIK 6.900%, Cash 4.652% VRN 12/30/27 (d) (g)	$132,669	$14,594
Nidda Healthcare Holding AG, 2024 EUR Term Loan B2, 3 mo. EURIBOR + 4.000% 6.540% VRN 2/21/30 EUR (d) (e)	500,000	539,639
One Hotels GmbH, EUR Term Loan B, 3 mo. EURIBOR + 4.500% 7.178% VRN 4/02/31 EUR (d) (e)	500,000	540,942
Techem Verwaltungsgesellschaft 675 GmbH, 2024 EUR Term Loan B5, 3 mo. EURIBOR + 3.500% 6.027% VRN 7/15/29 EUR (d) (e)	500,000	540,336
		2,692,950
Hong Kong — 0.5%
Fugue Finance BV, 2025 EUR Term Loan B, 3 mo. EURIBOR + 3.250% 5.949% VRN 1/09/32 EUR (d) (e)	750,000	805,079
Ireland — 0.3%
Virgin Media Ireland Ltd., EUR Term Loan, 1 mo. EURIBOR + 3.575% 5.943% VRN 7/15/29 EUR (d) (e)	500,000	535,584
Luxembourg — 3.0%
Albion Financing 3 SARL, 2025 EUR Term Loan B, 3 mo. EURIBOR + 3.000% 5.605% VRN 8/16/29 EUR (d) (e)	510,000	547,266
Altice Financing SA, 2023 EUR Term Loan, 3 mo. EURIBOR + 5.000% 7.785% VRN 10/31/27 EUR (d) (e)	493,750	428,448
Arvos HoldCo SARL, 2024 USD HoldCo Term Loan B2 (Acquired 4/09/24, Cost $13,386), 0.500% 8/29/27 (h)	46,383	8,813
Arvos Holding GmbH, 2024 USD Opco Term Loan B4, 3 mo. USD Term SOFR + 5.762% 10.052% VRN 8/29/27 (d)	276,045	205,653
CCP Lux Holding SARL, 2023 EUR Term Loan B, 3 mo. EURIBOR + 4.750% 7.539% VRN 1/05/28 EUR (d) (e)	500,000	538,239

The accompanying notes are an integral part of the financial statements.
22

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Ineos Finance PLC
2024 EUR Term Loan B1, 1 mo. EURIBOR + 3.250% 5.613% VRN 2/07/31 EUR (d) (e)	$500,000	$529,502
2024 EUR 1st Lien Term Loan B, 1 mo. EURIBOR + 3.500% 5.863% VRN 6/23/31 EUR (d) (e)	500,000	531,572
Piolin Bidco SAU, 2024 EUR Term Loan B4, 6 mo. EURIBOR + 4.500% 7.054% VRN 9/16/29 EUR (d) (e)	500,000	541,126
Summer (BC) Holdco B SARL
2024 EUR Term Loan B, 3 mo. EURIBOR + 4.500% 6.964% VRN 1/31/29 EUR (d) (e)	432,997	466,120
2025 Add-on Term Loan B, 3 mo. USD Term SOFR + 5.000% 9.559% VRN 2/15/29 (d)	382,263	380,470
Venga Finance SARL, 2025 USD Term Loan B, 3 mo. USD Term SOFR + 3.750% 8.325% VRN 6/28/29 (d)	294,723	294,134
		4,471,343
Netherlands — 1.8%
Nobian Finance BV, 2024 EUR Term Loan B, 3 mo. EURIBOR + 3.750% 6.535% VRN 7/01/29 EUR (d) (e)	519,423	558,591
Nouryon Finance BV
2024 USD Term Loan B1, 3 mo. USD Term SOFR + 3.250% 7.553% VRN 4/03/28 (d)	486,021	484,198
2024 USD Term Loan B2, 3 mo. USD Term SOFR + 3.250% 7.554% VRN 4/03/28 (d)	115,165	115,094
Pegasus BidCo BV, 2024 EUR Term Loan B2, 3 mo. EURIBOR + 3.500% 6.022% VRN 7/12/29 EUR (d) (e)	469,970	508,575
TMF Group Holding BV, 2025 EUR Term Loan B, 3 mo. EURIBOR + 3.250% 5.986% VRN 5/03/28 EUR (d) (e)	500,000	538,217
Ziggo BV, 2019 EUR Term Loan H, 1 mo. EURIBOR + 3.000% 5.368% VRN 1/31/29 EUR (d) (e)	500,000	519,943
		2,724,618

	Principal Amount	Value
Norway — 0.2%
Hurtigruten ASA
2025 EUR Term Loan A, 3 mo. EURIBOR + 7.500% 10.053% VRN 2/12/30 EUR (d) (e)	$266,326	$292,897
2025 EUR Term Loan B, 3 mo. EURIBOR + 8.000% 10.468% VRN 8/12/30 EUR (d) (e)	61,796	58,300
		351,197
Spain — 1.6%
Areas Worldwide SA, 2025 EUR Term Loan B, 3 mo. EURIBOR + 4.000% 6.517% VRN 12/31/29 EUR (d) (e)	500,000	538,471
Boluda Towage SL, 2024 EUR Term Loan B, 3 mo. EURIBOR + 3.500% 5.999% VRN 1/31/30 EUR (d) (e)	500,000	541,450
Dorna Sports SL, 2022 EUR Term Loan B, 0.000% 3/30/29 EUR (e) (f)	500,000	539,807
Grifols SA, EUR 2019 Term Loan B, 3 mo. EURIBOR + 2.250% 4.749% VRN 11/15/27 EUR (d) (e)	680,836	725,991
		2,345,719
Sweden — 0.7%
Hilding Anders International AB, 2022 EUR PIK Reorg Opco Term Loan (Acquired 10/29/24, Cost $0), 6 mo. EURIBOR + 5.000%, PIK 1.250%, Cash, 6.644% VRN 2/28/26 EUR (d) (e) (g) (h)	1,887	588
Verisure Holding AB, 2021 EUR Term Loan, 3 mo. EURIBOR + 3.000% 5.355% VRN 3/27/28 EUR (d) (e)	1,000,000	1,076,164
		1,076,752
United Kingdom — 4.0%
BCP V Modular Services Holdings IV Ltd., 2024 EUR Term Loan B, 3 mo. EURIBOR + 4.175% 6.530% VRN 12/15/28 EUR (d) (e)	500,000	539,482

The accompanying notes are an integral part of the financial statements.
23

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Flint Group Packaging INKS North America Holdings LLC
EUR PIK 2nd lien Holdco Term Loan, 3 mo. EURIBOR + 0.100%, PIK 6.900%, Cash 2.781% VRN 12/30/27 EUR (d) (e) (g)	$409,049	$51,604
EUR Opco Term Loan, 3 mo. EURIBOR + 4.250%, PIK 0.750%, Cash 6.931% VRN 12/31/26 EUR (d) (e) (g)	558,314	582,956
Froneri Lux Finco SARL, 2024 EUR Term Loan B3, 6 mo. EURIBOR + 2.500% 5.098% VRN 9/30/31 EUR (d) (e)	500,000	537,552
IVC Acquisition Ltd., 2025 EUR Repriced Term Loan B, 3 mo. EURIBOR + 4.000% 6.426% VRN 12/12/28 EUR (d) (e)	500,000	540,596
Lernen Bidco Ltd., EUR Term Loan B1, 6 mo. EURIBOR + 4.000% 6.778% VRN 4/25/29 EUR (d) (e)	500,000	540,855
MasOrange Finco PLC, 2025 EUR Term Loan B, 3 mo. EURIBOR + 2.750% 5.217% VRN 3/25/31 EUR (d) (e) (f)	660,000	705,793
Motion Finco SARL, 2023 EUR Term Loan B, 3 mo. EURIBOR + 3.750% 6.105% VRN 11/12/29 EUR (d) (e)	500,000	532,313
Tunstall Group Holdings Ltd., 2023 EUR Reinstated Term Loan B (Acquired 11/30/23-11/29/24, Cost $347,761), 6 mo. EURIBOR + 0.100%, PIK 4.900%, Cash 2.794% VRN 12/20/27 EUR (d) (e) (g) (h)	319,960	214,503
Vue Entertainment International Ltd.
2023 EUR Floating PIK Reinstated Term Loan B, 3 mo. EURIBOR + 0.000%, PIK 8.400%, Cash 3.046% VRN 12/31/27 EUR (d) (e) (g)	271,070	184,658
2023 EUR Floating PIK Term Loan, 6 mo. EURIBOR + 0.000%, PIK 8.400%, Cash, 3.046% VRN 12/31/27 EUR (d) (e) (g)	172,993	181,445

	Principal Amount	Value
2023 EUR Floating PIK Super Senior Term Loan, 6 mo. EURIBOR + 8.000%, PIK 1.000%, Cash, 11.046% VRN 6/30/27 EUR (d) (e) (g)	$98,786	$110,823
Vue International Bidco PLC, 2022 EUR Term Loan, 6 mo. EURIBOR + 8.000% 11.046% VRN 6/30/27 EUR (d) (e)	158,216	169,654
Zegona Communications PLC, EUR Term Loan B, 6 mo. EURIBOR + 3.000% 5.657% VRN 7/17/29 EUR (d) (e)	1,000,000	1,073,363
		5,965,597
United States — 34.9%
8th Avenue Food & Provisions, Inc.
2018 1st Lien Term Loan, 1 mo. USD Term SOFR + 3.750% 8.189% VRN 10/01/25 (d)	649,174	634,652
2021 Incremental Term Loan, 1 mo. USD Term SOFR + 4.750% 9.189% VRN 10/01/25 (d)	114,140	111,666
2018 2nd Lien Term Loan, 1 mo. USD Term SOFR + 7.750% 12.189% VRN 10/01/26 (d) (f)	404,925	370,632
AAP Buyer, Inc., Term Loan B, 1 mo. USD Term SOFR + 2.750% 7.075% VRN 9/09/31 (d)	254,871	253,597
Ahead DB Holdings LLC, 2024 Term Loan B3, 3 mo. USD Term SOFR + 3.000% 7.299% VRN 2/01/31 (d)	250,631	249,887
AlixPartners LLP, 2021 USD Term Loan B, 1 mo. USD Term SOFR + 2.500% 6.939% VRN 2/04/28 (d)	393,310	392,873
Alliance Laundry Systems LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 2.750% 7.072% VRN 8/19/31 (d)	187,617	186,831
Alpha Generation LLC, Term Loan B, 1 mo. USD Term SOFR + 2.750% 7.075% VRN 9/30/31 (d)	232,685	232,431
Altium Packaging LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.500% 6.825% VRN 6/11/31 (d)	297,750	290,306

The accompanying notes are an integral part of the financial statements.
24

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
American Airlines, Inc., 2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 2.250% 6.569% VRN 2/15/28 (d)	$250,000	$245,750
Amneal Pharmaceuticals LLC, 2023 Term Loan B, 1 mo. USD Term SOFR + 5.500% 9.825% VRN 5/04/28 (d)	742,977	754,820
AmWINS Group, Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 2.250% 6.575% VRN 1/30/32 (d)	371,094	367,832
Apro LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 3.750% 8.049% VRN 7/09/31 (d)	195,866	195,010
AqGen Island Holdings, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 3.000% 7.325% VRN 8/02/28 (d)	240,461	238,431
Aretec Group, Inc., 2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 3.500% 7.825% VRN 8/09/30 (d)	199,500	197,639
Ascend Learning LLC, 2025 Repriced Term Loan B, 1 mo. USD Term SOFR + 3.000% 7.325% VRN 12/11/28 (d)	640,102	631,755
Assured Partners, Inc., 2024 Incremental Term Loan B5, 1 mo. USD Term SOFR + 3.500% 7.825% VRN 2/14/31 (d)	321,750	321,956
Asurion LLC
2022 Term Loan B10, 1 mo. USD Term SOFR + 4.000% 8.425% VRN 8/19/28 (d)	440,488	435,533
2021 Second Lien Term Loan B4, 1 mo. USD Term SOFR + 5.250% 9.689% VRN 1/20/29 (d)	225,862	208,676
Athenahealth Group, Inc., 2022 Term Loan B, 1 mo. USD Term SOFR + 3.000% 7.325% VRN 2/15/29 (d)	649,520	640,387
Aveanna Healthcare LLC, 2021 Term Loan B, 3 mo. USD Term SOFR + 3.750% 8.163% VRN 7/17/28 (d)	199,485	195,072
Barnes Group, Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 3.000% 7.322% VRN 1/27/32 (d)	203,193	201,669

	Principal Amount	Value
Bausch Health Companies, Inc., 2025 Term Loan B, 0.000% 9/25/30 (f)	$275,229	$264,220
BCPE North Star US HoldCo 2, Inc., Term Loan, 1 mo. USD Term SOFR + 4.000% 8.439% VRN 6/09/28 (d)	159,553	155,414
BCPE Pequod Buyer, Inc., USD Term Loan B, 3 mo. USD Term SOFR + 3.500% 7.791% VRN 11/25/31 (d)	500,246	498,280
Berlin Packaging LLC, 2024 Term Loan B7, 1 mo. USD Term SOFR + 3.500%, 3 mo. USD Term SOFR + 3.500% 7.799% - 7.823% VRN 6/07/31 (d)	214,220	213,309
Boxer Parent Co., Inc.
2025 USD Term Loan B, 3 mo. USD Term SOFR + 3.000% 7.291% VRN 7/30/31 (d)	553,301	543,020
2024 2nd Lien Term Loan, 3 mo. USD Term SOFR + 5.750% 10.041% VRN 7/30/32 (d)	200,000	192,000
Broadstreet Partners, Inc., 2024 Term Loan B4, 1 mo. USD Term SOFR + 3.000% 7.325% VRN 6/13/31 (d)	289,960	287,191
Caesars Entertainment, Inc., Term Loan B, 3 mo. USD Term SOFR + 2.250% 6.563% VRN 2/06/30 (d)	246,257	244,411
Calpine Construction Finance Co. LP, 2023 Refinancing Term Loan B, 1 mo. USD Term SOFR + 2.000% 6.325% VRN 7/31/30 (d)	200,000	199,320
Carnival Corp., 2025 Term Loan 0.000% 10/18/28 (f)	200,000	199,562
Central Parent, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 3.250% 7.549% VRN 7/06/29 (d)	61,510	52,638
Charlotte Buyer, Inc., 2025 Repriced Term Loan B, 0.000% 2/11/28 (f)	199,001	197,616
Charter NEX US, Inc., 2024 Term Loan B1, 1 mo. USD Term SOFR + 3.000% 7.314% VRN 11/29/30 (d)	306,029	305,438

The accompanying notes are an integral part of the financial statements.
25

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Chobani, LLC, 2025 Repriced Term Loan B, 1 mo. USD Term SOFR + 2.500% 6.825% VRN 10/25/27 (d)	$297,762	$297,514
Clarios Global LP, 2025 USD Term Loan B, 1 mo. USD Term SOFR + 2.750% 7.075% VRN 1/28/32 (d)	279,642	275,098
Cloud Software Group, Inc., 2024 1st Lien Term Loan B, 3 mo. USD Term SOFR + 3.500% 7.799% VRN 3/30/29 (d)	119,291	118,071
Cloudera, Inc.
2021 Term Loan, 1 mo. USD Term SOFR + 3.750% 8.175% VRN 10/08/28 (d)	53,825	53,018
2021 Second Lien Term Loan, 1 mo. USD Term SOFR + 6.000% 10.425% VRN 10/08/29 (d)	266,667	253,445
Clover Holdings 2 LLC, Term Loan B, 3 mo. USD Term SOFR + 4.000% 8.295% VRN 12/09/31 (d)	335,646	331,450
Clydesdale Acquisition Holdings, Inc., Term Loan B, 1 mo. USD Term SOFR + 3.175% 7.500% VRN 4/13/29 (d)	329,430	327,747
CommScope, Inc., 2024 Term Loan, 0.000% 12/17/29 (f)	300,000	298,500
Concentra Health Services, Inc., 2025 Repriced Term Loan B, 1 mo. USD Term SOFR + 2.000% 6.325% VRN 7/26/31 (d)	199,500	199,001
CoreLogic, Inc., Term Loan, 1 mo. USD Term SOFR + 3.500% 7.939% VRN 6/02/28 (d)	293,165	286,996
Cornerstone OnDemand, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 3.750% 8.189% VRN 10/16/28 (d)	248,718	214,830
Cotiviti Corp., 2024 Term Loan, 1 mo. USD Term SOFR + 2.750% 7.073% VRN 5/01/31 (d)	296,654	289,980
CPC Acquisition Corp.
Second Lien Term Loan, 0.000% 12/29/28 (f)	250,000	127,500
Term Loan, 3 mo. USD Term SOFR + 3.750% 8.311% VRN 12/29/27 (d)	179,227	147,563

	Principal Amount	Value
CSC Holdings LLC, 2022 Term Loan B6, 1 mo. USD Term SOFR + 4.500% 8.819% VRN 1/18/28 (d)	$248,731	$240,130
Delta TopCo, Inc., 2025 Term Loan B, 3 mo. USD Term SOFR + 2.750% 7.069% VRN 11/30/29 (d)	576,868	569,876
DG Investment Intermediate Holdings 2, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 3.750% 8.189% VRN 3/31/28 (d)	512,144	508,303
DXP Enterprises, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 3.750% 8.075% VRN 10/11/30 (d)	231,395	230,599
Edelman Financial Center LLC, 2024 2nd Lien Term Loan, 1 mo. USD Term SOFR + 5.250% 9.575% VRN 10/06/28 (d)	300,000	299,550
Electron BidCo, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 2.750% 7.075% VRN 11/01/28 (d)	248,092	247,456
Emrld Borrower LP, Term Loan B, 6 mo. USD Term SOFR + 2.500% 6.933% VRN 5/31/30 (d)	444,373	439,627
First Student Bidco, Inc.
2024 1st Lien Term Loan B, 3 mo. USD Term SOFR + 2.500% 6.799% VRN 7/21/28 (d)	215,225	214,687
2024 Term Loan C, 3 mo. USD Term SOFR + 2.500% 6.799% VRN 7/21/28 (d)	65,828	65,664
Five Star Intermediate Holding LLC, Term Loan, 3 mo. USD Term SOFR + 4.250% 8.545% VRN 5/05/29 (d)	418,711	409,499
Fleet Midco I Ltd., 2024 1st Lien Term Loan B, 6 mo. USD Term SOFR + 2.750% 7.055% VRN 2/21/31 (d)	181,014	180,335
Fluid-Flow Products, Inc., 2025 Term Loan B, 3 mo. USD Term SOFR + 3.250% 7.549% VRN 3/31/28 (d)	196,429	194,771
Flynn Restaurant Group LP, 2025 Incremental Term Loan, 1 mo. USD Term SOFR + 3.750% 8.075% VRN 1/28/32 (d)	261,654	255,984

The accompanying notes are an integral part of the financial statements.
26

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Franklin Square Holdings LP, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.250% 6.575% VRN 4/25/31 (d)	$226,993	$226,426
Freeport LNG Investments LLLP, 2025 Term Loan B, 3 mo. USD Term SOFR + 3.250% 7.543% VRN 12/21/28 (d)	489,662	482,723
Gainwell Acquisition Corp., Term Loan B, 3 mo. USD Term SOFR + 4.000% 8.399% VRN 10/01/27 (d)	293,112	274,303
Genesee & Wyoming, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 1.750% 6.049% VRN 4/10/31 (d)	248,750	246,295
Genesys Cloud Services Holdings II LLC, 2025 USD Term Loan B, 1 mo. USD Term SOFR + 2.500% 6.825% VRN 1/30/32 (d)	311,284	307,589
GFL Environmental, Inc., 2025 Term Loan B, 3 mo. USD Term SOFR + 2.500% 6.819% VRN 2/04/32 (d)	258,532	255,688
Graham Packaging Co., Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 2.500% 6.825% VRN 8/04/27 (d)	219,536	219,115
Great Outdoors Group LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 3.250% 7.575% VRN 1/23/32 (d)	298,736	297,616
Grinding Media, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 3.500% 7.819% VRN 10/12/28 (d)	190,110	187,971
Harbor Freight Tools USA, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 2.500% 6.825% VRN 6/11/31 (d)	398,000	387,509
Heartland Dental LLC, 2024 Term Loan, 1 mo. USD Term SOFR + 4.500% 8.825% VRN 4/28/28 (d)	198,995	198,519
HUB International Ltd., 2025 Term Loan B, 3 mo. USD Term SOFR + 2.500% 6.787% VRN 6/20/30 (d)	271,347	270,001
Hyperion Materials & Technologies, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 4.500%, 3 mo. USD Term SOFR + 4.500% 8.939% - 9.075% VRN 8/30/28 (d)	366,911	354,681

	Principal Amount	Value
INEOS Quattro Holdings UK Ltd., 2023 USD 1st Lien Term Loan B, 1 mo. USD Term SOFR + 4.250% 8.675% VRN 4/02/29 (d)	$498,741	$477,544
IPS Corp., 2021 Term Loan, 1 mo. USD Term SOFR + 3.500% 7.825% VRN 10/02/28 (d)	334,922	329,898
IRB Holding Corp., 2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 2.500% 6.825% VRN 12/15/27 (d)	494,123	490,704
Ivanti Software, Inc., 2021 Non Co-op Term Loan B (Acquired 11/22/24, Cost $555,450), 3 mo. USD Term SOFR + 4.250% 8.817% VRN 12/01/27 (d) (h)	607,768	433,794
Johnstone Supply LLC, Term Loan B, 1 mo. USD Term SOFR + 2.500% 6.822% VRN 6/09/31 (d)	277,674	275,159
Journey Personal Care Corp., 2024 Term Loan B, 3 mo. USD Term SOFR + 3.750% 8.049% VRN 3/01/28 (d)	555,562	548,617
Learfield Communications LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 4.500% 8.825% VRN 6/30/28 (d)	566,086	565,803
Level 3 Financing, Inc., 2025 Term Loan B, 0.000% 3/27/32 (f)	500,000	493,280
LifePoint Health, Inc., 2024 1st Lien Term Loan B, 3 mo. USD Term SOFR + 3.750% 8.052% VRN 5/17/31 (d)	583,166	564,697
Lightning Power LLC, Term Loan B, 3 mo. USD Term SOFR + 2.250% 6.549% VRN 8/18/31 (d)	186,482	185,212
LSF12 Crown US Commercial Bidco LLC, Term Loan B, 1 mo. USD Term SOFR + 4.250% 8.573% VRN 12/02/31 (d)	641,168	628,076
Lumen Technologies, Inc., 2024 Extended Term Loan B1, 0.000% 4/15/29 (f)	149,620	143,659
Magenta Security Holdings LLC, 2024 Third Out Term Loan, 3 mo. USD Term SOFR + 1.500%, PIK 0.000%, Cash, 5.791% VRN 7/27/28 (d) (g)	758	207

The accompanying notes are an integral part of the financial statements.
27

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Mavis Tire Express Services Corp., 2025 Repriced Term Loan, 3 mo. USD Term SOFR + 3.000% 7.313% VRN 5/04/28 (d)	$544,998	$540,981
McAfee LLC, 2024 USD 1st Lien Term Loan B, 1 mo. USD Term SOFR + 3.000% 7.323% VRN 3/01/29 (d)	228,282	217,496
McGraw-Hill Global Education Holdings LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 3.250% 7.575% VRN 8/06/31 (d)	151,770	151,391
MED ParentCo LP, 2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 3.500% 7.825% VRN 4/15/31 (d)	199,000	198,554
MedAssets Software Intermediate Holdings, Inc.
2024 First Out Term Loan, 1 mo. USD Term SOFR + 4.000% 8.322% VRN 12/15/28 (d)	124,588	120,435
2024 Second Out Term Loan, 1 mo. USD Term SOFR + 4.000% 8.437% VRN 12/15/28 (d)	702,998	600,627
2024 Term Loan A, 1 mo. USD Term SOFR + 5.250% 9.572% VRN 12/15/28 (d) (f)	36,303	36,076
2024 Third Out Term Loan, 1 mo. USD Term SOFR + 6.750% 11.187% VRN 12/17/29 (d)	27,740	20,897
Medical Solutions Holdings, Inc., 2021 2nd Lien Term Loan, 3 mo. USD Term SOFR + 7.000% 11.391% VRN 11/01/29 (d)	147,368	73,684
Medline Borrower LP, 2024 USD Add-on Term Loan B, 1 mo. USD Term SOFR + 2.250% 6.575% VRN 10/23/28 (d)	810,927	809,070
MH Sub I LLC 2023 Term Loan, 1 mo. USD Term SOFR + 4.250% 8.575% VRN 5/03/28 (d)	491,752	465,016
2024 Term Loan B4, 1 mo. USD Term SOFR + 4.250% 8.575% VRN 12/31/31 (d)	199,500	182,487
Midwest Physician Administrative Services LLC, 2021 Term Loan, 3 mo. USD Term SOFR + 3.000% 7.561% VRN 3/12/28 (d) (f)	460,685	399,645

	Principal Amount	Value
Mitchell International, Inc.
2024 1st Lien Term Loan, 1 mo. USD Term SOFR + 3.250% 7.575% VRN 6/17/31 (d)	$199,000	$196,437
2024 2nd Lien Term Loan, 1 mo. USD Term SOFR + 5.250% 9.575% VRN 6/17/32 (d)	197,802	192,165
MKS Instruments, Inc., 2025 USD Repriced Term Loan, 1 mo. USD Term SOFR + 2.000% 6.319% VRN 8/17/29 (d)	161,727	161,424
NAPA Management Services Corp., Term Loan B, 1 mo. USD Term SOFR + 5.250% 9.675% VRN 2/23/29 (d)	356,450	327,424
Neptune Bidco US, Inc., 2022 USD Term Loan B, 3 mo. USD Term SOFR + 5.000% 9.389% VRN 4/11/29 (d)	144,725	124,328
New Arclin US Holding Corp., 2021 Term Loan, 1 mo. USD Term SOFR + 3.500% 7.925% VRN 9/30/28 (d)	192,398	189,634
Nielsen Consumer, Inc., 2025 USD Term Loan, 0.000% 3/06/28 (f)	207,812	206,877
Nvent Electric Public Ltd. Co., Term Loan B, 1 mo. USD Term SOFR + 3.500% 7.825% VRN 1/30/32 (d)	215,517	215,157
Olympus Water US Holding Corp., 2024 USD Term Loan, 3 mo. USD Term SOFR + 3.000% 7.299% VRN 6/20/31 (d)	229,508	225,563
OMNIA Partners LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 2.750% 7.050% VRN 7/25/30 (d)	316,250	313,881
Opal Bidco SAS, EUR Term Loan B, 0.000% 3/31/32 EUR (e) (f)	1,000,000	1,078,596
Oryx Midstream Services Permian Basin LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 2.250% 6.569% VRN 10/05/28 (d)	249,370	248,966
Padagis LLC, Term Loan B, 3 mo. USD Term SOFR + 4.750% 9.300% VRN 7/06/28 (d)	345,260	322,387
Parexel International Corp., 2025 Term Loan B, 1 mo. USD Term SOFR + 2.500% 6.825% VRN 11/15/28 (d)	284,016	283,223

The accompanying notes are an integral part of the financial statements.
28

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Planet US Buyer LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 3.000% 7.319% VRN 2/07/31 (d)	$224,717	$223,921
PMHC II, Inc., 2022 Term Loan B, 3 mo. USD Term SOFR + 4.250% 8.689% VRN 4/23/29 (d)	235,808	206,627
Polar US Borrower LLC
2024 Term Loan B1A, 3 mo. USD Term SOFR + 4.750%, PIK 0.750%, Cash 9.150% VRN 10/16/28 (d) (f) (g)	435,367	238,725
2024 Term Loan B1B, 3 mo. USD Term SOFR + 5.500% 9.900% VRN 10/16/28 (d)	299,531	164,242
Pretium Packaging LLC
Second Out Term Loan A1, 3 mo. USD Term SOFR + 4.600% 8.891% VRN 10/02/28 (d)	78,417	44,436
First Out Term Loan A, 3 mo. USD Term SOFR + 3.750% 9.291% VRN 10/02/28 (d)	740,706	744,409
Pro Mach Group, Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 2.750% 7.075% VRN 8/31/28 (d)	314,842	313,803
Proampac PG Borrower LLC, 2024 Term Loan, 3 mo. USD Term SOFR + 4.000% 8.302% - 8.323% VRN 9/15/28 (d)	493,762	490,059
Project Alpha Intermediate Holding, Inc., 2024 Add-on Term Loan B, 0.000% 10/28/30 (f)	200,000	199,416
Project Boost Purchaser LLC, 2024 Term Loan, 3 mo. USD Term SOFR + 3.000% 7.299% VRN 7/16/31 (d)	249,375	247,777
Project Ruby Ultimate Parent Corp., 2024 Term Loan B, 1 mo. USD Term SOFR + 3.000% 7.439% VRN 3/10/28 (d)	393,270	391,697
Prometric Holdings, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 4.750% 9.189% VRN 1/31/28 (d)	296,257	297,442
Quest Software US Holdings, Inc., 2022 Term Loan, 3 mo. USD Term SOFR + 4.250% 8.691% VRN 2/01/29 (d)	701,399	406,812

	Principal Amount	Value
Quikrete Holdings, Inc.
2025 Term Loan B1, 1 mo. USD Term SOFR + 2.250% 6.575% VRN 4/14/31 (d)	$173,207	$171,115
2025 Term Loan B, 1 mo. USD Term SOFR + 2.250% 6.575% VRN 2/10/32 (d)	242,095	239,129
Radiology Partners, Inc., 2024 Extended Term Loan B, 3 mo. USD Term SOFR + 3.500%, 3 mo. USD Term SOFR + 5.000%, PIK 1.500%, Cash, 8.090% - 9.590% VRN 1/31/29 (d) (g)	782,285	752,582
Radnet Management, Inc., 2024 1st Lien Term Loan B, 3 mo. USD Term SOFR + 2.250% 6.568% VRN 4/18/31 (d)	249,373	248,710
Raising Cane’s Restaurants LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.000% 6.325% VRN 9/18/31 (d)	239,905	238,856
Raven Acquisition Holdings LLC, Term Loan B, 1 mo. USD Term SOFR + 3.250% 7.575% VRN 11/19/31 (d)	253,165	249,894
Recess Holdings, Inc., 2025 Repriced Term Loan, 3 mo. USD Term SOFR + 3.750% 8.047% VRN 2/20/30 (d)	258,322	257,999
RelaDyne, Inc., 2022 Term Loan B, 1 mo. USD Term SOFR + 4.000% 8.325% VRN 12/23/30 (d)	146,589	146,224
Renaissance Holding Corp., 2024 1st Lien Term Loan, 1 mo. USD Term SOFR + 4.000% 8.325% VRN 4/05/30 (d)	496,231	486,247
Ring Container Technologies Group LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.750% 7.075% VRN 8/12/28 (d)	198,998	198,550
Sabre GLBL, Inc.
2021 Term Loan B2, 1 mo. USD Term SOFR + 3.500% 7.939% VRN 12/17/27 (d)	183,325	175,763
2021 Term Loan B1, 1 mo. USD Term SOFR + 3.500% 7.939% VRN 12/17/27 (d)	115,929	111,147
2022 1st Lien Term Loan B, 1 mo. USD Term SOFR + 5.000% 9.425% VRN 6/30/28 (d)	150,000	144,063

The accompanying notes are an integral part of the financial statements.
29

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Scientific Games Holdings LP, 2024 USD Term Loan B, 3 mo. USD Term SOFR + 3.000%
7.296% VRN 4/04/29 (d)	$348,250	$345,976
Sedgwick Claims Management Services, Inc., 2023 Term Loan B, 3 mo. USD Term SOFR + 3.000% 7.313% VRN 7/31/31 (d)	518,934	516,988
Service Logic Acquisition, Inc., 2025 Repriced Term Loan B, 1 mo. USD Term SOFR + 3.000% 7.319% VRN 10/29/27 (d)	152,139	151,568
Sovos Compliance LLC, 2025 Term Loan B, 3 mo. USD Term SOFR + 4.000% 8.325% VRN 8/12/29 (d)	343,812	341,997
Spa Holdings 3 OYJ, USD Term Loan B, 3 mo. USD Term SOFR + 3.750% 8.311% VRN 2/04/28 (d)	493,781	493,164
Spin Holdco, Inc., 2021 Term Loan, 3 mo. USD Term SOFR + 4.000% 8.562% VRN 3/04/28 (d)	146,422	123,380
Summer (BC) Holdco B SARL, 2024 EUR Term Loan, 3 mo. EURIBOR + 4.500% 6.964% VRN 1/31/29 EUR (d) (e)	67,003	72,129
Tacala LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.500% 7.825% VRN 1/31/31 (d)	177,697	177,420
TCP Sunbelt Acquisition Co., 2024 Term Loan B, 3 mo. USD Term SOFR + 4.250% 8.572% VRN 10/24/31 (d)	200,000	198,750
Team Health Holdings, Inc., 2022 Term Loan B, 3 mo. USD Term SOFR + 5.250% 9.541% VRN 3/02/27 (d)	198,850	193,314
Third Coast Infrastructure LLC, Term Loan B, 1 mo. USD Term SOFR + 4.250% 8.575% VRN 9/25/30 (d)	365,240	361,588
Thunder Generation Funding LLC, Term Loan B, 3 mo. U.S. (Fed) Prime Rate + 2.000%, 3 mo. USD Term SOFR + 3.000% 7.299% - 9.500% VRN 10/03/31 (d)	505,129	504,498

	Principal Amount	Value
Tiger Acquisition LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.750% 7.072% VRN 6/01/28 (d)	$367,988	$366,454
TransDigm, Inc. 2023 Term Loan J, 3 mo. USD Term SOFR + 2.500% 6.799% VRN 2/28/31 (d)	198,998	197,762
2024 Term Loan I, 3 mo. USD Term SOFR + 2.750% 7.049% VRN 8/24/28 (d)	198,995	198,850
Trident TPI Holdings, Inc., 2024 Term Loan B7, 3 mo. USD Term SOFR + 3.750% 8.049% VRN 9/15/28 (d) (f)	543,591	524,380
Triton Water Holdings, Inc., Term Loan, 3 mo. USD Term SOFR + 3.250% 7.549% VRN 3/31/28 (d)	1,699	1,690
Twitter, Inc., 2025 Fixed Term Loan, 9.500% 10/26/29	685,244	702,499
UFC Holdings LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 2.250% 6.580% VRN 11/21/31 (d)	364,649	363,508
UKG, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 3.000% 7.300% VRN 2/10/31 (d)	281,836	281,089
UPC Broadband Holding BV, 2020 USD Term Loan AT, 1 mo. USD Term SOFR + 2.250% 6.684% VRN 4/30/28 (d) (f)	500,000	495,000
USI, Inc., 2024 Term Loan D, 3 mo. USD Term SOFR + 2.250% 6.549% VRN 11/21/29 (d)	246,886	244,301
Varsity Brands, Inc., 2025 Term Loan, 3 mo. USD Term SOFR + 3.500% 7.819% VRN 8/26/31 (d)	365,827	357,940
Veritas US, Inc., 2024 Priority Term Loan, 3 mo. USD Term SOFR + 12.500% 16.799% VRN 12/09/29 (d)	194	194
Virgin Media Bristol LLC, 2023 USD Term Loan Y, 6 mo. USD Term SOFR + 3.175% 7.724% VRN 3/31/31 (d)	700,000	672,560
Vision Solutions, Inc., 2021 Incremental Term Loan, 3 mo. USD Term SOFR + 4.000% 8.552% VRN 4/24/28 (d)	287,760	276,505

The accompanying notes are an integral part of the financial statements.
30

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Vistra Zero Operating Co. LLC, Term Loan B, 1 mo. USD Term SOFR + 2.000% 6.325% VRN 4/30/31 (d)	$322,876	$311,072
Vortex Opco LLC, First Out Term Loan, 3 mo. USD Term SOFR + 6.250% 10.549% VRN 4/30/30 (d)	530,053	541,979
VS Buyer LLC, 2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 2.750% 7.072% VRN 4/12/31 (d)	238,048	237,750
Wand NewCo 3, Inc., 2025 Repriced Term Loan B, 1 mo. USD Term SOFR + 2.500% 6.825% VRN 1/30/31 (d)	541,507	532,832
White Cap Buyer LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.250% 7.575% VRN 10/19/29 (d)	241,834	234,062
WireCo WorldGroup, Inc., 2023 Term Loan B, 3 mo. USD Term SOFR + 3.750% 8.040% VRN 11/13/28 (d)	176,025	156,663
Zayo Group Holdings, Inc. USD Term Loan, 0.000% 3/09/27 (f)	100,000	92,875
2022 USD Incremental Term Loan B, 1 mo. USD Term SOFR + 4.250% 8.575% VRN 3/09/27 (d) (f)	497,184	465,146
		52,660,053
TOTAL BANK LOANS (Cost $82,276,690)		80,510,540
Corporate Debt — 37.2%
Angola — 0.1%
Azule Energy Finance PLC 8.125% 1/23/30 (i)	200,000	200,275
Argentina — 0.1%
Transportadora de Gas del Sur SA
8.500% 7/24/31 (i)	128,000	133,398
Austria — 0.4%
ams-OSRAM AG Convertible, 2.125% 11/03/27 EUR (e) (i)	500,000	465,537
10.500% 3/30/29 EUR (e) (i)	100,000	108,949
		574,486

	Principal Amount	Value
Belgium — 0.1%
Elia Group SA 5 yr. EURIBOR ICE Swap + 2.506% 5.850% VRN EUR (d) (e) (i) (j)	$100,000	$112,479
Brazil — 0.1%
Embraer Netherlands Finance BV 7.000% 7/28/30 (i)	200,000	214,259
Canada — 1.0%
1011778 BC ULC/New Red Finance, Inc. 5.625% 9/15/29 (i)	200,000	197,987
1375209 BC Ltd. 9.000% 1/30/28 (i) (k)	259,000	258,799
Enbridge, Inc., Series NC5, 5 yr. CMT + 3.785% 8.250% VRN 1/15/84 (d)	551,000	580,262
Parkland Corp. 6.625% 8/15/32 (i)	206,000	205,882
Superior Plus LP/Superior General Partner, Inc. 4.500% 3/15/29 (i)	200,000	184,682
		1,427,612
Chile — 0.3%
Banco de Credito e Inversiones SA 5 yr. CMT + 4.944% 8.750% VRN (d) (i) (j)	200,000	212,417
VTR Comunicaciones SpA 4.375% 4/15/29 (i)	200,000	178,498
		390,915
Colombia — 0.1%
Geopark Ltd. 8.750% 1/31/30 (i)	200,000	188,966
France — 1.2%
Atos SE 5.000% STEP 12/18/30 EUR (e) (i)	250,000	220,209
Cerba Healthcare SACA 3.500% 5/31/28 EUR (e) (i)	100,000	87,236
Electricite de France SA 5 yr. EUR Swap + 3.970% 3.375% VRN EUR (d) (e) (i) (j)	200,000	199,082
5 yr. U.K. Government Bond + 3.775% 7.375% VRN GBP (d) (e) (i) (j)	100,000	129,885
Eutelsat SA 9.750% 4/13/29 EUR (e) (i) (k)	200,000	212,205

The accompanying notes are an integral part of the financial statements.
31

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Forvia SE 2.375% 6/15/29 EUR (e) (i)	$100,000	$96,911
5.500% 6/15/31 EUR (e) (i) (k)	150,000	156,568
5.625% 6/15/30 EUR (e) (i)	100,000	105,697
iliad SA
5.625% 2/15/30 EUR (e) (i)	100,000	113,711
Orange SA 5 yr. EUR Swap + 2.659% 5.375% VRN EUR (d) (e) (i) (j)	100,000	113,310
Viridien 10.000% 10/15/30 (i)	200,000	204,950
Worldline SA
5.250% 11/27/29 EUR (e) (i)	200,000	220,661
		1,860,425
Germany — 1.9%
Bayer AG
5 yr. EUR Swap + 3.108% 3.125% VRN 11/12/79 EUR (d) (e) (i)	400,000	414,584
5 yr. EUR Swap + 4.458% 5.375% VRN 3/25/82 EUR (d) (e) (i)	200,000	212,746
5 yr. EUR Swap + 3.896% 7.000% VRN 9/25/83 EUR (d) (e) (i)	200,000	228,453
Grand City Properties Finance SARL 5 yr. EUR Swap + 3.508% 6.125% VRN EUR (d) (e) (j)	100,000	106,616
Grand City Properties SA 5 yr. EUR Swap + 2.184% 1.500% VRN EUR (d) (e) (i) (j)	100,000	102,172
IHO Verwaltungs GmbH 7.000% 11/15/31 EUR (e) (i)	350,000	387,865
Mahle GmbH 6.500% 5/02/31 EUR (e) (i)	150,000	160,094
PCF GmbH 4.750% 4/15/29 EUR (e) (i)	250,000	230,833
ProGroup AG 5.125% 4/15/29 EUR (e) (i) (k)	100,000	106,724
SGL Carbon SE, Convertible, 5.750% 6/28/28 EUR (e) (i)	200,000	212,444
Tele Columbus AG PIK 10.000% , Cash 3.875% 1/01/29 EUR (e) (g) (i)	157,500	139,450
Volkswagen International Finance NV 5 yr. EUR Swap + 2.924% 3.748% VRN EUR (d) (e) (i) (j)	100,000	105,292
Wintershall Dea Finance 2 BV 5 yr. EUR Swap + 3.319% 3.000% VRN EUR (d) (e) (i) (j)	400,000	402,221
		2,809,494

	Principal Amount	Value
India — 0.4%
Adani Transmission Step-One Ltd. 4.000% 8/03/26 (i)	$200,000	$192,176
Continuum Green Energy India Pvt/Co-Issuers 7.500% 6/26/33 (i)	195,450	201,659
Vedanta Resources Finance II PLC 9.850% 4/24/33 (i)	200,000	199,972
		593,807
Indonesia — 0.3%
Medco Maple Tree Pte. Ltd. 8.960% 4/27/29 (i)	400,000	412,660
Ireland — 0.3%
GGAM Finance Ltd. 5.875% 3/15/30 (i)	221,000	218,103
8.000% 2/15/27 (i)	200,000	204,903
		423,006
Italy — 0.4%
Cerved Group SpA 3 mo. EURIBOR + 5.250% 7.751% FRN 2/15/29 EUR (d) (e) (i)	199,000	207,110
Engineering - Ingegneria Informatica - SpA 8.625% 2/15/30 EUR (e) (i) (k)	100,000	111,374
11.125% 5/15/28 EUR (e) (i) (k)	200,000	228,154
Fedrigoni SpA 6.125% 6/15/31 EUR (e) (i)	100,000	105,490
		652,128
Kazakhstan — 0.1%
Tengizchevroil Finance Co. International Ltd. 4.000% 8/15/26 (i)	200,000	195,496
Luxembourg — 0.4%
Cidron Aida Finco SARL
6.250% 4/01/28 GBP (e) (i)	200,000	259,641
PLT VII Finance SARL 3 mo. EURIBOR + 3.500% 6.001% FRN 6/15/31 EUR (d) (e) (i)	100,000	108,130
Summer BC Holdco A SARL 9.250% 10/31/27 EUR (e) (i)	180,211	195,836
Summer BC Holdco B SARL 5.875% 2/15/30 EUR (e) (i)	100,000	106,358
		669,965

The accompanying notes are an integral part of the financial statements.
32

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Macau — 0.2%
MGM China Holdings Ltd. 7.125% 6/26/31 (i)	$300,000	$306,169
Mexico — 0.8%
Banco Mercantil del Norte SA 5 yr. CMT + 4.072% 8.375% VRN (d) (i) (j)	381,000	378,121
Petroleos Mexicanos
4.500% 1/23/26	200,000	195,858
6.700% 2/16/32	250,000	219,670
7.690% 1/23/50	250,000	187,531
Saavi Energia SARL 8.875% 2/10/35 (i)	200,000	202,340
		1,183,520
Morocco — 0.1%
Vivo Energy Investments BV 5.125% 9/24/27 (i)	200,000	195,189
Netherlands — 0.5%
Odido Group Holding BV
5.500% 1/15/30 EUR (e) (i)	250,000	268,298
Trivium Packaging Finance BV 8.500% 8/15/27 (i) (k)	200,000	198,973
VEON Holdings BV 3.375% 11/25/27 (i)	200,000	182,728
Ziggo Bond Co. BV 6.125% 11/15/32 EUR (e) (i)	100,000	102,372
		752,371
Norway — 0.2%
HX Holdings Co. Ltd. 7.000% STEP 2/12/30 EUR (e)	19,729	19,682
TGS ASA 8.500% 1/15/30 (i)	200,000	206,609
		226,291
Panama — 0.1%
Sable International Finance Ltd. 7.125% 10/15/32 (i)	214,000	205,150
Peru — 0.2%
Banco BBVA Peru SA 5 yr. CMT + 2.002% 6.200% VRN 6/07/34 (d) (i)	300,000	306,494
Puerto Rico — 0.1%
LCPR Senior Secured Financing DAC 6.750% 10/15/27 (i)	200,000	167,208

	Principal Amount	Value
Russia — 0.0%
Sovcombank, 5 yr. CMT + 6.380%, 7.750% (a) (b) (i) (j) (l)	$500,000	$—
Serbia — 0.2%
Telecommunications Co. Telekom Srbija AD Belgrade 7.000% 10/28/29 (i)	225,000	224,348
Slovenia — 0.1%
United Group BV 6.500% 10/31/31 EUR (e) (i)	150,000	163,178
South Africa — 0.4%
Bidvest Group UK PLC 3.625% 9/23/26 (i)	400,000	389,850
Sasol Financing USA LLC 4.375% 9/18/26	200,000	193,144
		582,994
Spain — 0.6%
Anarafe SL 15.362% 12/31/26 EUR (e) (i)	99,716	92,078
Cellnex Telecom SA, Convertible, 0.750% 11/20/31 EUR (e) (i)	200,000	189,571
Grifols SA 7.125% 5/01/30 EUR (e) (i)	130,000	145,337
Kaixo Bondco Telecom SA 5.125% 9/30/29 EUR (e) (i)	150,000	162,997
Telefonica Europe BV 7 yr. EUR Swap + 3.347% 6.135% VRN EUR (d) (e) (i) (j)	300,000	343,853
		933,836
Sweden — 0.1%
Verisure Midholding AB 5.250% 2/15/29 EUR (e) (i)	200,000	216,381
Switzerland — 0.2%
Consolidated Energy Finance SA 6.500% 5/15/26 (i)	300,000	290,446
Tanzania, United Republic Of — 0.3%
HTA Group Ltd. 7.500% 6/04/29 (i)	367,000	372,358
Turkey — 1.3%
Akbank TAS 5 yr. CMT + 5.270% 9.369% VRN (d) (i) (j)	200,000	201,212
Limak Yenilenebilir Enerji AS 9.625% 8/12/30 (i)	252,000	247,779

The accompanying notes are an integral part of the financial statements.
33

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
QNB Bank AS 7.250% 5/21/29 (i)	$397,000	$406,845
Turkcell Iletisim Hizmetleri AS 7.650% 1/24/32 (i)	200,000	202,089
Turkiye Garanti Bankasi AS 5 yr. CMT + 4.090% 8.375% VRN 2/28/34 (d) (i)	220,000	220,770
Ulker Biskuvi Sanayi AS 7.875% 7/08/31 (i)	422,000	424,385
WE Soda Investments Holding PLC 9.500% 10/06/28 (i)	306,000	314,775
		2,017,855
United Arab Emirates — 0.4%
DP World Salaam 5 yr. CMT + 5.750% 6.000% VRN (d) (i) (j)	355,000	354,980
Emirates NBD Bank PJSC 6 yr. CMT + 1.839% 6.250% VRN (d) (i) (j)	200,000	204,800
		559,780
United Kingdom — 3.6%
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC 5.625% 2/15/32 EUR (e) (i)	120,000	131,364
6.375% 2/15/32 (i)	200,000	193,931
CPUK Finance Ltd. 7.875% 8/28/29 GBP (e) (i)	100,000	130,728
Heathrow Finance PLC 6.625% 3/01/31 GBP (e) (i)	250,000	319,862
House of Fraser Funding PLC 1.000% 9/15/20 GBP (e) (i) (l) (m)	150,000	97
Macquarie Airfinance Holdings Ltd. 8.125% 3/30/29 (i)	139,000	145,875
8.375% 5/01/28 (i)	131,000	136,558
Ocado Group PLC
Convertible, 0.750% 1/18/27 GBP (e) (i)	300,000	346,661
Convertible, 6.250% 8/06/29 GBP (e) (i)	200,000	244,696
10.500% 8/08/29 GBP (e) (i)	270,000	354,004
Pinewood Finco PLC
6.000% 3/27/30 GBP (e) (i)	250,000	318,352
Travelex Financing PLC, (Acquired 1/13/20, Cost $1,178,955), 8.000% 5/15/22 EUR (e) (h) (i) (l) (m)	1,050,000	4,258
Travelex Issuerco 2 PLC, (Acquired 5/07/24-2/05/25, Cost $2,554,470), PIK 7.500% , Cash 5.000% 8/05/25 GBP (e) (g) (h) (i)	1,969,966	2,570,149
TVL Finance PLC 10.250% 4/28/28 GBP (e) (i)	100,000	130,322

	Principal Amount	Value
Vodafone Group PLC 5 yr. EUR Swap + 3.477% 3.000% VRN 8/27/80 EUR (d) (e) (i)	$200,000	$201,395
5 yr. EUR Swap + 3.489% 6.500% VRN 8/30/84 EUR (d) (e) (i)	150,000	175,495
		5,403,747
United States — 20.3%
1261229 BC Ltd. 10.000% 4/15/32 (i) (n)	300,000	298,159
AdaptHealth LLC 4.625% 8/01/29 (i) (k)	250,000	227,365
5.125% 3/01/30 (i)	200,000	182,233
ADT Security Corp. 4.875% 7/15/32 (i)	350,000	326,720
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.750% 4/15/28 (i)	150,000	150,587
7.000% 1/15/31 (i)	251,000	251,768
Alpha Generation LLC
6.750% 10/15/32 (i)	190,000	190,123
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.500% 4/20/26 (i)	136,621	136,248
AmWINS Group, Inc. 6.375% 2/15/29 (i)	183,000	184,395
Arsenal AIC Parent LLC 8.000% 10/01/30 (i)	200,000	203,922
AS Mileage Plan IP Ltd. 5.021% 10/20/29 (i)	150,000	146,892
5.308% 10/20/31 (i)	150,000	146,647
B&G Foods, Inc.
8.000% 9/15/28 (i)	350,000	351,661
Bausch Health Cos., Inc.
5.500% 11/01/25 (i) (k)	300,000	299,700
11.000% 9/30/28 (i) (k)	150,000	142,875
14.000% 10/15/30 (i)	200,000	188,890
Boost Newco Borrower LLC
7.500% 1/15/31 (i)	200,000	208,187
Carvana Co. PIK 14.000% , Cash
9.000% 6/01/31 (g) (i)	200,000	222,202
CCO Holdings LLC/CCO Holdings Capital Corp. 4.250% 2/01/31 (i)	325,000	287,992
Celanese US Holdings LLC 6.500% 4/15/30 (k)	63,000	62,545
6.629% STEP 7/15/32	350,000	359,440
6.750% 4/15/33	110,000	106,782
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc. 8.000% 6/15/29 (i)	94,000	82,473

The accompanying notes are an integral part of the financial statements.
34

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
CHS/Community Health Systems, Inc. 5.625% 3/15/27 (i)	$350,000	$334,222
10.875% 1/15/32 (i)	300,000	295,551
Clarios Global LP/Clarios US Finance Co. 6.750% 2/15/30 (i)	217,000	219,068
Clear Channel Outdoor Holdings, Inc. 7.500% 6/01/29 (i) (k)	150,000	123,879
7.875% 4/01/30 (i)	156,000	152,949
Cloud Software Group, Inc.
6.500% 3/31/29 (i)	400,000	388,826
9.000% 9/30/29 (i)	226,000	225,410
Clydesdale Acquisition Holdings, Inc. 6.625% 4/15/29 (i)	305,000	306,684
6.750% 4/15/32 (i) (n)	137,000	137,948
6.875% 1/15/30 (i)	101,000	101,766
8.750% 4/15/30 (i)	180,000	182,546
CommScope LLC 7.125% 7/01/28 (i)	150,000	132,713
Consolidated Communications, Inc. 6.500% 10/01/28 (i)	400,000	385,684
CSC Holdings LLC 4.625% 12/01/30 (i)	300,000	145,991
11.750% 1/31/29 (i)	250,000	242,461
CVR Energy, Inc.
5.750% 2/15/28 (i)	150,000	139,811
8.500% 1/15/29 (i)	150,000	144,015
DISH Network Corp.
11.750% 11/15/27 (i)	250,000	263,269
EchoStar Corp.
6.750% 11/30/30	150,000	136,101
10.750% 11/30/29	250,000	262,691
Edison International
5 yr. CMT + 3.658% 7.875% VRN 6/15/54 (d)	129,000	124,154
5 yr. CMT + 3.864% 8.125% VRN 6/15/53 (d) (k)	488,000	475,898
Ellucian Holdings, Inc.
6.500% 12/01/29 (i)	300,000	295,029
Embecta Corp.
5.000% 2/15/30 (i)	200,000	178,973
Energizer Holdings, Inc.
4.375% 3/31/29 (i)	400,000	372,440
Energy Transfer LP 5 yr. CMT + 5.134% 6.750% VRN (d) (j)	450,000	449,948
ESC Briggs & Stratton, Inc.
6.875% 12/15/49 (a) (b) (l)	514,000	—
Focus Financial Partners LLC
6.750% 9/15/31 (i)	436,000	429,973

	Principal Amount	Value
Full House Resorts, Inc.
8.250% 2/15/28 (i)	$200,000	$197,646
Genesee & Wyoming, Inc.
6.250% 4/15/32 (i)	208,000	207,837
Genesis Energy LP/Genesis Energy Finance Corp.
8.000% 5/15/33	200,000	201,556
GFL Environmental, Inc.
6.750% 1/15/31 (i) (k)	200,000	206,162
Global Partners LP/GLP Finance Corp.
8.250% 1/15/32 (i)	142,000	145,971
Goat Holdco LLC
6.750% 2/01/32 (i) (k)	318,000	311,239
GrubHub Holdings, Inc.
5.500% 7/01/27 (i) (k)	446,000	409,630
HAT Holdings I LLC/HAT Holdings II LLC
8.000% 6/15/27 (i)	200,000	207,046
Herbalife Ltd., Convertible,
4.250% 6/15/28	436,000	373,964
Hilcorp Energy I LP/Hilcorp Finance Co.
6.000% 4/15/30 (i)	200,000	190,194
HLF Financing SARL LLC/Herbalife International, Inc.
12.250% 4/15/29 (i)	200,000	215,036
Iron Mountain, Inc.
5.000% 7/15/28 (i)	300,000	290,855
ITT Holdings LLC
6.500% 8/01/29 (i)	400,000	369,013
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
3.750% 12/01/31	150,000	136,910
5.500% 1/15/30	586,000	595,301
Jefferson Capital Holdings LLC
9.500% 2/15/29 (i)	150,000	159,204
JetBlue Airways Corp./JetBlue Loyalty LP
9.875% 9/20/31 (i)	200,000	197,418
Level 3 Financing, Inc.
11.000% 11/15/29 (i)	412,000	459,191
LifePoint Health, Inc.
10.000% 6/01/32 (i)	250,000	238,477
11.000% 10/15/30 (i)	301,000	327,220
Lightning Power LLC
7.250% 8/15/32 (i)	250,000	257,395

The accompanying notes are an integral part of the financial statements.
35

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Mauser Packaging Solutions Holding Co.
7.875% 4/15/27 (i)	$250,000	$245,000
9.250% 4/15/27 (i)	400,000	377,319
McGraw-Hill Education, Inc.
7.375% 9/01/31 (i)	215,000	216,187
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.875% 5/01/29 (i)	200,000	187,704
NCL Corp. Ltd.
6.250% 3/01/30 (i) (k)	219,000	215,002
6.750% 2/01/32 (i)	106,000	104,707
Neogen Food Safety Corp.
8.625% 7/20/30 (i)	413,000	434,846
Newell Brands, Inc.
5.700% STEP 4/01/26	219,000	218,732
6.375% 5/15/30	40,000	38,913
6.625% 9/15/29	150,000	150,316
6.625% 5/15/32	150,000	145,717
7.000% STEP 4/01/46	100,000	87,612
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.125% 2/15/29 (i)	83,000	83,580
8.375% 2/15/32 (i)	247,000	247,530
Novelis Corp.
3.250% 11/15/26 (i)	200,000	193,348
Olympus Water US Holding Corp.
4.250% 10/01/28 (i)	410,000	378,867
OneMain Finance Corp.
3.875% 9/15/28	400,000	369,889
OneSky Flight LLC
8.875% 12/15/29 (i)	200,000	202,137
Organon & Co./Organon Foreign Debt Co-Issuer BV
5.125% 4/30/31 (i) (k)	400,000	348,762
Parsons Corp.
2.625% 3/01/29	97,000	96,661
Performance Food Group, Inc.
6.125% 9/15/32 (i)	202,000	200,780
Perrigo Finance Unlimited Co.
6.125% 9/30/32	150,000	147,579
Phinia, Inc.
6.625% 10/15/32 (i)	297,000	291,280
Pike Corp.
8.625% 1/31/31 (i)	300,000	316,142
PRA Group, Inc.
8.375% 2/01/28 (i)	140,000	143,079
PROG Holdings, Inc.
6.000% 11/15/29 (i)	250,000	230,772

	Principal Amount	Value
Radiology Partners, Inc. PIK 9.781%, Cash
9.780% 2/15/30 (g) (i)	$419,561	$390,192
Raven Acquisition Holdings LLC
6.875% 11/15/31 (i)	305,000	296,174
Resideo Funding, Inc.
6.500% 7/15/32 (i)	200,000	199,522
Royal Caribbean Cruises Ltd.
5.500% 8/31/26 (i)	300,000	300,004
Sabre GLBL, Inc.
Convertible, 7.320% 8/01/26	200,000	212,400
10.750% 11/15/29 (i)	54,000	54,393
Service Properties Trust
4.950% 2/15/27	325,000	315,869
8.875% 6/15/32	150,000	148,442
Smyrna Ready Mix Concrete LLC
6.000% 11/01/28 (i)	200,000	194,053
Sunoco LP
6.250% 7/01/33 (i)	100,000	100,105
Talen Energy Supply LLC
8.625% 6/01/30 (i)	350,000	371,246
Team Health Holdings, Inc. PIK 4.500% , Cash
9.000% 6/30/28 (g) (i)	200,000	215,500
Tenet Healthcare Corp.
4.375% 1/15/30	500,000	468,714
TransDigm, Inc.
6.750% 8/15/28 (i)	350,000	355,111
Transocean, Inc.
6.800% 3/15/38	200,000	153,244
Trident TPI Holdings, Inc.
12.750% 12/31/28 (i)	318,000	341,064
Triumph Group, Inc.
9.000% 3/15/28 (i)	200,000	210,256
UGI International LLC
2.500% 12/01/29 EUR (e) (i)	250,000	250,080
UKG, Inc.
6.875% 2/01/31 (i)	259,000	262,740
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC 6.500% 2/15/29 (i) (k)	250,000	224,549
10.500% 2/15/28 (i)	144,000	152,970
Uniti Group, Inc., Convertible,
7.500% 12/01/27 (i)	120,000	133,440
US Foods, Inc.
5.750% 4/15/33 (i)	300,000	291,845
Venture Global LNG, Inc.
7.000% 1/15/30 (i)	250,000	246,297
9.875% 2/01/32 (i)	250,000	265,521

The accompanying notes are an integral part of the financial statements.
36

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Vibrantz Technologies, Inc.
9.000% 2/15/30 (i)	$250,000	$203,754
Viking Baked Goods Acquisition Corp.
8.625% 11/01/31 (i)	334,000	309,510
Wand NewCo 3, Inc.
7.625% 1/30/32 (i)	200,000	204,669
Watco Cos. LLC/Watco Finance Corp.
7.125% 8/01/32 (i)	317,000	318,762
Windstream Services LLC/Windstream Escrow Finance Corp.
8.250% 10/01/31 (i)	250,000	254,527
XPLR Infrastructure Operating Partners LP
8.375% 1/15/31 (i) (k)	72,000	70,804
8.625% 3/15/33 (i) (k)	129,000	125,504
Zayo Group Holdings, Inc.
4.000% 3/01/27 (i) (k)	62,000	56,472
6.125% 3/01/28 (i) (k)	120,000	99,810
		30,573,075
Uzbekistan — 0.1%
Uzbek Industrial & Construction Bank ATB
8.950% 7/24/29 (i)	200,000	207,710
Zambia — 0.2%
First Quantum Minerals Ltd.
9.375% 3/01/29 (i)	245,000	257,653
TOTAL CORPORATE DEBT (Cost $57,947,542)		56,005,124

	Number of Shares
Non-U.S. Government Agency Obligations — 6.2%
Cayman Islands — 3.9%
ARES XLVIII CLO Ltd., Series 2018-48A, Class E, 3 mo. USD Term SOFR + 5.462%
9.755% FRN 7/20/30 (d) (i)	800,000	788,923
Diameter Capital CLO 9 Ltd., Series 2025-9A, Class E, 3 mo. USD Term SOFR + 4.700%
9.017% FRN 4/20/38 (d) (i)	750,000	734,624
Elmwood CLO 39 Ltd., Series 2025-2A, Class E1, 3 mo. USD Term SOFR + 4.400%
8.684% FRN 4/17/38 (d) (i)	750,000	746,864

	Number of Shares	Value
Madison Park Funding XIII Ltd., Series 2014-13A, Class SUB,
7.790% VRN 4/19/30 (d) (i) (o)	500,000	$26,438
Magnetite VII Ltd., Series 2012-7A, Class SUB (Acquired 5/16/18, Cost $1,806,464) 5.000% VRN 1/15/28 (d) (h) (i) (o)	2,000,000	93,142
Octagon 74 Ltd., Series 2025-2A, Class E, 3 mo. USD Term SOFR + 4.850%
9.384% FRN 4/22/38 (d) (i)	1,000,000	995,863
RR 20 Ltd., Series 2022-20A, Class DR, 3 mo. USD Term SOFR + 4.500%
8.822% FRN 7/15/37 (d) (i)	1,500,000	1,458,831
Texas Debt Capital CLO Ltd., Series 2025-1A, Class E, 3 mo. USD Term SOFR + 4.500%
8.760% FRN 4/24/38 (d) (i)	1,000,000	968,658
		5,813,343
Ireland — 1.8%
Bain Capital Euro CLO DAC, Series 2021-2A, Class E, 3 mo. EURIBOR + 6.220%
8.968% FRN 7/17/34 EUR (d) (e) (i)	800,000	852,717
BlackRock European CLO VII DAC, Series 7X, Class E, 3 mo. EURIBOR + 5.170%
7.955% FRN 10/15/31 EUR (d) (e) (i)	725,000	783,334
Tymon Park CLO DAC, Series 1A, Class DRR, 3 mo. EURIBOR + 6.160%
8.904% FRN 7/21/34 EUR (d) (e) (i)	1,000,000	1,087,302
		2,723,353
United Kingdom — 0.5%
Canyon Capital CLO Ltd., Series 2022-2A, Class ER, 3 mo. USD Term SOFR + 4.750%
9.060% FRN 4/15/38 (d) (i)	825,000	824,981
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $11,782,014)		9,361,677

The accompanying notes are an integral part of the financial statements.
37

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Sovereign Debt Obligations — 0.2%
Uzbekistan — 0.2%
National Bank of Uzbekistan
8.500% 7/05/29 (i)	$300,000	$309,823
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $297,380)		309,823
TOTAL BONDS & NOTES (Cost $152,303,626)		146,187,164

	Number of Shares
Warrants — 0.0%
United Kingdom — 0.0%
Travelex International Ltd., Expires 8/18/21 (c)	837	2,163
United States — 0.0%
KCA Deutag International Ltd. (c)	2,731	12,810
TOTAL WARRANTS (Cost $18,855)		14,973
Rights — 0.0%
United Kingdom — 0.0%
Innovation Group PLC (a) (b) (c)	21,315	—
Innovation Group PLC (a) (b) (c)	83,667	—
TOTAL RIGHTS (Cost $0)		—
Exchange-Traded Funds — 0.0%
iShares iBoxx High Yield Corporate Bond ETF (k)	100	7,889
TOTAL EXCHANGE-TRADED FUNDS (Cost $7,980)		7,889
TOTAL LONG-TERM INVESTMENTS (Cost $153,015,340)		146,715,137
Short-Term Investments — 6.0%
Investment of Cash Collateral from Securities Loaned — 2.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.383% (p)	3,978,310	3,978,310

	Principal Amount	Value
Repurchase Agreement — 3.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/25, 2.750%, due 4/01/25 (q)	$5,143,961	$5,143,961
TOTAL SHORT-TERM INVESTMENTS (Cost $9,122,271)		9,122,271
TOTAL INVESTMENTS — 103.3% (Cost $162,137,611) (r)		155,837,408
Other Assets/ (Liabilities) — (3.3)%		(5,043,058)
NET ASSETS — 100.0%		$150,794,350

Abbreviation Legend

CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
ETF	Exchange-Traded Fund
EURIBOR	Euro Inter-Bank Offered Rate
FRN	Floating Rate Note
ICE	Inter-Continental Exchange
PIK	Payment in kind
SOFR	Secured Overnight Financing Rate
STEP	Step Coupon Bond
VRN	Variable Rate Note

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Investment is valued using significant unobservable inputs.
(b)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2025, these securities amounted to a value of $0 or 0.00% of net assets.
(c)	Non-income producing security.
(d)
Floating rate or variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(f)	All or a portion of the security represents unsettled bank loan commitments at March 31, 2025, where the rate will be determined at time of settlement.
(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

The accompanying notes are an integral part of the financial statements.
38

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)
Notes to Portfolio of Investments (Continued)
(h)
Restricted security. Certain securities are restricted to resale. At March 31, 2025, these securities amounted to a value of $3,325,247 or 2.21% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

(i)
Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2025, the aggregate market value of these securities amounted to $58,334,483 or 38.68% of net assets.

(j)	Security is perpetual and has no stated maturity date.
(k)
Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2025, was $4,465,973 or 2.96% of net assets. The Fund received $588,222 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(l)
Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At March 31, 2025, these securities amounted to a value of $4,355 or 0.00% of net assets.

(m)	The maturity date of the security has been extended past the date disclosed. The new maturity date is not available as of March 31, 2025.
(n)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(o)
Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2025.

(p)	Represents investment of security lending cash collateral and 7-day effective yield as of March 31, 2025. (Note 2).
(q)
Maturity value of $5,144,354. Collateralized by U.S. Government Agency obligations with a rate of 3.750%, maturity date of 8/15/27, and an aggregate market value, including accrued interest, of $5,247,004.

(r)	See Note 6 for aggregate cost for federal tax purposes.
Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Barclays Bank PLC*	4/22/25	USD	93,209	CAD	133,156	$583
Canadian Imperial Bank of Commerce*	4/22/25	NOK	150,052	USD	14,288	(25)
Goldman Sachs International*	4/22/25	USD	135,331	NOK	1,431,684	(753)
Morgan Stanley & Co. LLC*	4/22/25	USD	5,137,881	GBP	3,957,523	25,987
Morgan Stanley & Co. LLC*	4/22/25	USD	35,135,729	EUR	32,124,747	361,971
						$387,763

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
Euro-BOBL	6/06/25	27	$3,455,289	$(16,399)
U.S. Treasury Note 5 Year	6/30/25	114	12,191,176	138,637
				$122,238

*	Contracts are subject to a master netting agreement or similar agreement.
Currency Legend

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
NOK	Norwegian Krone
USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.
39

MassMutual Funds

Statements of Assets and Liabilities
March 31, 2025 (Unaudited)

	MassMutual Clinton Limited Term Municipal Fund	MassMutual Clinton Municipal Fund
Assets:
Investments, at value (Note 2) (a)	$ 49,527,807	$ 56,119,939
Repurchase agreements, at value (Note 2) (b)	295,386	170,244
Total investments (c)	49,823,193	56,290,183
Cash	—	—
Foreign currency, at value (d)	—	—
Receivables from:
Investments sold
Regular delivery	—	—
Fund shares sold	—	—
Investment adviser (Note 3)	24,521	24,175
Interest and dividends	554,127	613,336
Foreign tax reclaims	—	—
Prepaid expenses	31,328	32,223
Open forward contracts (Note 2)	—	—
Cash collateral pledged for open derivatives (Note 2)	—	—
Total assets	50,433,169	56,959,917
Liabilities:
Payables for:
Investments purchased
Regular delivery	—	—
Delayed delivery	—	—
Distributions (Note 2)	1,216	19,180
Fund shares redeemed	—	—
Trustees’ fees and expenses (Note 3)	217	239
Variation margin on open derivative instruments (Note 2)	—	—
Affiliates (Note 3):
Administration fees	1,536	2,126
Investment advisory fees	10,244	17,057
Distribution fees	61	61
Open forward contracts (Note 2)	—	—
Cash Collateral held for securities on loan (Note 2)	—	—
Commitments and Contingencies (Note 2)	—	—
Accrued expense and other liabilities	90,663	90,373
Unrealized depreciation on:
Unfunded bank loan commitments (Note 2)	—	—
Total liabilities	103,937	129,036
Net assets	$50,329,232	$56,830,881
Net assets consist of:
Paid-in capital	$51,232,263	$58,722,856
Accumulated earnings (loss)	(903,031)	(1,891,975)
Net assets	$50,329,232	$56,830,881
(a) Cost of investments:	$50,109,296	$57,782,213
(b) Cost of repurchase agreements:	$295,386	$170,244
(c) Securities on loan with market value of:	$—	$—
(d) Cost of foreign currency:	$—	$—

The accompanying notes are an integral part of the financial statements.
40

MassMutual Clinton Municipal Credit Opportunities Fund	MassMutual Global Floating Rate Fund	MassMutual Global Credit Income Opportunities Fund

$ 47,781,470	$ 122,819,148	$ 150,693,447
207,600	5,030,760	5,143,961
47,989,070	127,849,908	155,837,408
—	673,716	402,161
—	1,894,981	760,802

—	1,312,914	2,462,516
—	18,692	20,193
23,976	29,081	26,903
602,314	1,421,778	1,898,704
—	—	87,881
31,328	39,980	38,639
—	355,087	388,541
—	—	286,000
48,646,688	133,596,137	162,209,748

—	5,442,062	5,875,115
—	—	439,250
—	17,254	157,613
—	157,863	585,681
217	794	782
—	—	4,408

1,522	33,516	36,974
19,989	70,644	96,331
120	17,901	62,728
—	1,432	778
—	—	3,978,310
—	—	—
90,469	184,739	176,542

—	413	886
112,317	5,926,618	11,415,398
$48,534,371	$127,669,519	$150,794,350

$50,788,836	$170,122,085	$192,870,158
(2,254,465)	(42,452,566)	(42,075,808)
$48,534,371	$127,669,519	$150,794,350

$49,311,156	$129,077,610	$156,993,650
$207,600	$5,030,760	$5,143,961
$—	$—	$4,465,973
$—	$1,892,688	$759,699

The accompanying notes are an integral part of the financial statements.
41

MassMutual Funds (Continued)

Statements of Assets and Liabilities
March 31, 2025 (Unaudited)

	MassMutual Clinton Limited Term Municipal Fund	MassMutual Clinton Municipal Fund
Class I shares:
Net assets	$ 49,360,160	$ 48,591,358
Shares outstanding (a)	5,026,126	5,030,643
Net asset value, offering price and redemption price per share	$9.82	$9.66
Class Y shares:
Net assets	$870,071	$8,142,059
Shares outstanding (a)	88,606	842,452
Net asset value, offering price and redemption price per share	$9.82	$9.66
Class A shares:
Net assets	$99,001	$97,464
Shares outstanding (a)	10,081	10,090
Net asset value and redemption price per share	$9.82	$9.66
Maximum offering price per share (100/[100-maximum sales charge] of net asset value)	$10.07	$9.91
Class C shares:
Net assets
Shares outstanding (a)
Net asset value, offering price and redemption price per share

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.
42

MassMutual Clinton Municipal Credit Opportunities Fund	MassMutual Global Floating Rate Fund	MassMutual Global Credit Income Opportunities Fund

$ 48,145,220	$ 24,274,590	$3,313,026
5,040,257	2,818,058	433,036
$9.55	$8.61	$7.65

$196,233	$86,859,345	$55,207,464
20,538	10,085,080	7,211,788
$9.55	$8.61	$7.66

$192,918	$13,252,816	$ 89,402,573
20,197	1,540,935	11,683,774
$9.55	$8.60	$7.65
$9.79	$8.98	$7.99

	$3,282,768	$2,871,287
	382,898	375,390
	$8.57	$7.65

The accompanying notes are an integral part of the financial statements.
43

MassMutual Funds (Continued)

Statements of Operations
For the Six Months Ended March 31, 2025 (Unaudited)

	MassMutual Clinton Limited Term Municipal Fund	MassMutual Clinton Municipal Fund
Investment income (Note 2):
Dividends	$ —	$ —
Interest (a)	757,322	956,161
Securities lending net income	—	—
Total investment income	757,322	956,161
Expenses (Note 3):
Investment advisory fees	59,505	97,716
Custody and overdraft fees	15,103	15,792
Retail fund fees	1,049	1,049
Audit and tax fees	33,575	33,575
Commitment & Service Expenses	—	—
Legal fees	13,000	12,995
Proxy fees	898	898
Accounting & Administration fees	5,386	5,495
Shareholder reporting fees	11,693	11,772
Trustees’ fees	2,458	2,662
Registration and filing fees	33,933	34,377
Transfer agent fees	15,150	15,174
	191,750	231,505
Administration fees:
Class Y	124	3,372
Class A	49	49
Class C	—	—
Distribution and Service fees:
Class A	124	123
Class C	—	—
Total expenses	192,047	235,049
Expenses waived (Note 3):
Class I fees reimbursed by adviser	(119,016)	(102,565)
Class Y fees reimbursed by adviser	(595)	(14,268)
Class A fees reimbursed by adviser	(237)	(205)
Class C fees reimbursed by adviser	—	—
Net expenses:	72,199	118,011
Net investment income (loss)	685,123	838,150
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	820	113
Futures contracts	—	—
Foreign currency transactions	—	—
Forward contracts	—	—
Net realized gain (loss)	820	113
Net change in unrealized appreciation (depreciation) on:
Investment transactions	(828,931)	(1,820,479)
Futures contracts	—	—
Unfunded bank loan commitments	—	—
Translation of assets and liabilities in foreign currencies	—	—
Forward contracts	—	—
Net change in unrealized appreciation (depreciation)	(828,931)	(1,820,479)
Net realized gain (loss) and change in unrealized appreciation (depreciation)	(828,111)	(1,820,366)
Net increase (decrease) in net assets resulting from operations	$(142,988)	$(982,216)
(a) Net of foreign withholding tax of:	$—	$—

The accompanying notes are an integral part of the financial statements.
44

MassMutual Clinton Municipal Credit Opportunities Fund	MassMutual Global Floating Rate Fund	MassMutual Global Credit Income Opportunities Fund

$—	$—	$114
1,007,503	4,972,885	5,999,181
—	—	11,107
1,007,503	4,972,885	6,010,402

117,833	411,030	543,765
16,079	31,424	25,834
1,049	5,699	4,885
33,575	49,785	49,784
—	53,143	61,877
12,957	1,661	3,124
898	1,639	1,639
5,433	20,228	25,331
11,216	25,466	18,971
2,454	6,991	7,980
33,932	36,774	35,573
15,155	16,367	15,956
250,581	660,207	794,719

99	28,343	13,346
98	3,637	25,685
—	495	411

245	22,732	107,020
—	16,511	13,696
251,023	731,925	954,877

(117,072)	(35,404)	(4,005)
(477)	(146,979)	(65,743)
(470)	(30,661)	(105,322)
—	(5,374)	(2,423)
133,004	513,507	777,384
874,499	4,459,378	5,233,018

(98,454)	(1,047,821)	430,258
—	—	(440,989)
—	(4,821)	(125,433)
—	536,555	1,134,346
(98,454)	(516,087)	998,182

(2,040,891)	(1,708,809)	(3,973,289)
—	—	148,021
—	(4,875)	(807)
—	(24,741)	(48,945)
—	397,633	464,589
(2,040,891)	(1,340,792)	(3,410,431)
(2,139,345)	(1,856,879)	(2,412,249)
$(1,264,846)	$2,602,499	$2,820,769
$—	$—	$488

The accompanying notes are an integral part of the financial statements.
45

MassMutual Funds (Continued)

Statements of Changes in Net Assets

	MassMutual Clinton Limited Term Municipal Fund
	Six Months Ended March 31, 2025 (Unaudited)	Period Ended September 30, 2024+
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$ 685,123	$ 893,321
Net realized gain (loss)	820	(320,142)
Net change in unrealized appreciation (depreciation)	(828,931)	247,442
Net increase (decrease) in net assets resulting from operations	(142,988)	820,621
Distributions to shareholders (Note 2):
Class I	(680,322)	(892,575)
Class Y	(3,347)	(1,727)
Class A	(1,193)	(1,562)
Total distributions	(684,862)	(895,864)
Net fund share transactions (Note 5):
Class I	455,644	49,800,000
Class Y	775,883	100,000
Class A	798	100,000
Increase (decrease) in net assets from fund share transactions	1,232,325	50,000,000
Total increase (decrease) in net assets	404,475	49,924,757
Net assets
Beginning of period	49,924,757	—
End of period	$50,329,232	$49,924,757

+	Commenced operations on February 1, 2024.

The accompanying notes are an integral part of the financial statements.
46

MassMutual Clinton Municipal Fund		MassMutual Clinton Municipal Credit Opportunities Fund
Six Months Ended March 31, 2025 (Unaudited)	Period Ended September 30, 2024+	Six Months Ended March 31, 2025 (Unaudited)	Period Ended September 30, 2024+

$ 838,150	$ 964,681	$ 874,499	$ 1,082,792
113	(221,016)	(98,454)	(624,706)
(1,820,479)	158,205	(2,040,891)	511,205
(982,216)	901,870	(1,264,846)	969,291

(737,297)	(969,984)	(867,911)	(1,078,623)
(98,703)	(2,681)	(3,437)	(3,089)
(1,308)	(1,718)	(3,150)	(2,761)
(837,308)	(974,383)	(874,498)	(1,084,473)

496,316	49,800,000	584,936	49,800,000
7,450,245	875,471	2,885	200,986
886	100,000	1,768	198,322
7,947,447	50,775,471	589,589	50,199,308
6,127,923	50,702,958	(1,549,755)	50,084,126

50,702,958	—	50,084,126	—
$56,830,881	$50,702,958	$48,534,371	$50,084,126

The accompanying notes are an integral part of the financial statements.
47

MassMutual Funds (Continued)

Statements of Changes in Net Assets

	MassMutual Global Floating Rate Fund*
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$ 4,459,378	$ 12,241,356
Net realized gain (loss)	(516,087)	(9,460,725)
Net change in unrealized appreciation (depreciation)	(1,340,792)	9,147,310
Net increase (decrease) in net assets resulting from operations	2,602,499	11,927,941
Distributions to shareholders (Note 2):
Class I	(958,906)	(1,622,913)
Class Y	(3,235,790)	(5,327,917)
Class A	(702,774)	(1,166,988)
Class C	(115,686)	(224,169)
Total distributions	(5,013,156)	(8,341,987)
Tax return of capital:
Class I	—	(811,350)
Class Y	—	(2,663,611)
Class A	—	(583,417)
Class C	—	(112,070)
Total tax return of capital	—	(4,170,448)
Net fund share transactions (Note 5):
Class I	1,164,759	(31,206,213)
Class Y	8,533,408	(29,998,314)
Class A	(6,764,217)	31,634
Class C	(334,161)	(636,260)
Increase (decrease) in net assets from fund share transactions	2,599,789	(61,809,153)
Total increase (decrease) in net assets	189,132	(62,393,647)
Net assets
Beginning of period	127,480,387	189,874,034
End of period	$127,669,519	$127,480,387

*	Class L shares were renamed Class A shares on February 1, 2024.

The accompanying notes are an integral part of the financial statements.
48

MassMutual Global Credit Income Opportunities Fund*
Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024

$ 5,233,018	$ 11,487,663
998,182	(8,839,477)
(3,410,431)	12,117,688
2,820,769	14,765,874

(127,537)	(265,735)
(2,063,123)	(3,404,770)
(3,214,414)	(6,823,922)
(92,016)	(212,417)
(5,497,090)	(10,706,844)

—	(18,254)
—	(233,882)
—	(468,753)
—	(14,592)
—	(735,481)

127,537	83,989
2,927,868	5,015,941
1,876,126	11,131,205
213,726	(294,670)
5,145,257	15,936,465
2,468,936	19,260,014

148,325,414	129,065,400
$150,794,350	$148,325,414

The accompanying notes are an integral part of the financial statements.
49

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Clinton Limited Term Municipal Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
3/31/25[r]	$9.98	$0.14	$(0.16)	$(0.02)	$(0.14)	$(0.14)	$9.82	(0.24%)[b]	$49,360	0.77%[a]	0.29%[a]	2.76%[a]
9/30/24[g]	10.00	0.18	(0.02)	0.16	(0.18)	(0.18)	9.98	1.62%[b]	49,725	0.94%[a]	0.29%[a]	2.72%[a]
Class Y
3/31/25[r]	$9.98	$0.14	$(0.17)	$(0.03)	$(0.13)	$(0.13)	$9.82	(0.29%)[b]	$870	0.87%[a]	0.39%[a]	2.75%[a]
9/30/24[g]	10.00	0.17	(0.02)	0.15	(0.17)	(0.17)	9.98	1.56%[b]	100	1.04%[a]	0.39%[a]	2.62%[a]
Class A
3/31/25[r]	$9.98	$0.12	$(0.16)	$(0.04)	$(0.12)	$(0.12)	$9.82	(0.41%)[b]	$99	1.12%[a]	0.64%[a]	2.41%[a]
9/30/24[g]	10.00	0.16	(0.02)	0.14	(0.16)	(0.16)	9.98	1.39%[b]	100	1.29%[a]	0.64%[a]	2.37%[a]

	Six Months Ended March 31, 2025[b,r]	Period Ended September 30, 2024[b]
Portfolio turnover rate	33%	70%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	Fund commenced operations on February 1, 2024.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
50

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Clinton Municipal Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
3/31/25[r]	$9.99	$0.15	$(0.33)	$(0.18)	$(0.15)	$(0.15)	$9.66	(1.84%)[b]	$48,591	0.83%[a]	0.41%[a]	3.01%[a]
9/30/24[g]	10.00	0.19	(0.01)	0.18	(0.19)	(0.19)	9.99	1.89%[b]	49,727	1.05%[a]	0.41%[a]	2.94%[a]
Class Y
3/31/25[r]	$9.99	$0.14	$(0.33)	$(0.19)	$(0.14)	$(0.14)	$9.66	(1.88%)[b]	$8,142	0.93%[a]	0.51%[a]	2.95%[a]
9/30/24[g]	10.00	0.19	(0.01)	0.18	(0.19)	(0.19)	9.99	1.82%[b]	877	1.15%[a]	0.51%[a]	2.95%[a]
Class A
3/31/25[r]	$9.99	$0.13	$(0.33)	$(0.20)	$(0.13)	$(0.13)	$9.66	(2.01%)[b]	$97	1.18%[a]	0.76%[a]	2.66%[a]
9/30/24[g]	10.00	0.17	(0.01)	0.16	(0.17)	(0.17)	9.99	1.65%[b]	100	1.40%[a]	0.76%[a]	2.59%[a]

	Six Months Ended March 31, 2025[b,r]	Period Ended September 30, 2024[b]
Portfolio turnover rate	21%	76%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	Fund commenced operations on February 1, 2024.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
51

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Clinton Municipal Credit Opportunities Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
3/31/25[r]	$9.98	$0.17	$(0.43)	$(0.26)	$(0.17)	$(0.17)	$9.55	(2.59%)[b]	$48,145	1.02%[a]	0.54%[a]	3.56%[a]
9/30/24[g]	10.00	0.22	(0.02)	0.20	(0.22)	(0.22)	9.98	2.02%[b]	49,682	1.18%[a]	0.54%[a]	3.31%[a]
Class Y
3/31/25[r]	$9.98	$0.17	$(0.43)	$(0.26)	$(0.17)	$(0.17)	$9.55	(2.64%)[b]	$196	1.12%[a]	0.64%[a]	3.47%[a]
9/30/24[g]	10.00	0.22	(0.03)	0.19	(0.21)	(0.21)	9.98	1.95%[b]	202	1.28%[a]	0.64%[a]	3.30%[a]
Class A
3/31/25[r]	$9.98	$0.16	$(0.43)	$(0.27)	$(0.16)	$(0.16)	$9.55	(2.76%)[b]	$193	1.37%[a]	0.89%[a]	3.21%[a]
9/30/24[g]	10.00	0.20	(0.03)	0.17	(0.19)	(0.19)	9.98	1.78%[b]	200	1.53%[a]	0.89%[a]	3.03%[a]

	Six Months Ended March 31, 2025[b,r]	Period Ended September 30, 2024[b]
Portfolio turnover rate	9%	121%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	Fund commenced operations on February 1, 2024.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
52

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Global Floating Rate Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Tax return of capital	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers (including interest expense)[p,q]	Ratio of expenses to average daily net assets after expense waivers (including interest expense)[j,p,q]	Ratio of expenses to average daily net assets after expense waivers (excluding interest expense)[j,q]	Net investment income (loss) to average daily net assets (including interest expense)[p]
Class I*
3/31/25[r]	$8.78	$0.31	$(0.13)	$0.18	$(0.35)	$—	$—	$(0.35)	$8.61	2.04%[b]	$24,275	1.05%[a]	N/A	0.75%[a]	7.11%[a]
9/30/24	8.82	0.81	(0.05)	0.76	(0.53)	—	(0.27)	(0.80)	8.78	9.00%	23,567	1.11%	0.75%	0.74%	9.18%
9/30/23	8.45	0.73	0.40	1.13	(0.73)	—	(0.03)	(0.76)	8.82	13.86%	54,920	0.92%	0.75%	0.73%	8.46%
9/30/22	9.43	0.39	(0.98)	(0.59)	(0.39)	—	—	(0.39)	8.45	(6.44%)	69,071	0.88%	0.77%	0.77%	4.26%
9/30/21	9.43	0.08	—	0.08	(0.08)	—	—	(0.08)	9.43	0.90%[b]	72,615	0.90%[a]	N/A	0.75%[a]	3.39%[a]
6/30/21	8.58	0.38	0.83	1.21	(0.36)	—	—	(0.36)	9.43	14.19%	64,969	0.92%	N/A	0.75%	4.15%
6/30/20	9.28	0.43	(0.66)	(0.23)	(0.36)	(0.03)	(0.08)	(0.47)	8.58	(2.47%)	39,483	0.92%	N/A	0.75%	4.87%
Class Y*
3/31/25[r]	$8.78	$0.31	$(0.13)	$0.18	$(0.35)	$—	$—	$(0.35)	$8.61	2.05%[b]	$86,859	1.11%[a]	N/A	0.75%[a]	7.11%[a]
9/30/24	8.81	0.79	(0.02)	0.77	(0.53)	—	(0.27)	(0.80)	8.78	9.10%	79,948	1.18%	0.75%	0.73%	8.95%
9/30/23	8.44	0.72	0.40	1.12	(0.72)	—	(0.03)	(0.75)	8.81	13.86%	110,308	0.98%	0.75%	0.73%	8.37%
9/30/22	9.42	0.38	(0.97)	(0.59)	(0.39)	—	—	(0.39)	8.44	(6.45%)	194,665	0.94%	0.77%	0.77%	4.12%
9/30/21	9.42	0.08	—	0.08	(0.08)	—	—	(0.08)	9.42	0.89%[b]	293,545	0.93%[a]	N/A	0.75%[a]	3.39%[a]
6/30/21	8.58	0.37	0.83	1.20	(0.36)	—	—	(0.36)	9.42	14.19%	256,020	0.95%	N/A	0.75%	4.08%
6/30/20	9.27	0.44	(0.66)	(0.22)	(0.36)	(0.03)	(0.08)	(0.47)	8.58	(2.54%)	131,302	0.99%	N/A	0.75%	4.89%
Class A*
3/31/25[r]	$8.76	$0.30	$(0.12)	$0.18	$(0.34)	$—	$—	$(0.34)	$8.60	2.03%[b]	$13,253	1.34%[a]	N/A	1.00%[a]	6.87%[a]
9/30/24[g]	8.79	0.76	(0.02)	0.74	(0.51)	—	(0.26)	(0.77)	8.76	8.83%	20,286	1.40%	1.00%	0.98%	8.69%
9/30/23	8.42	0.69	0.41	1.10	(0.71)	—	(0.02)	(0.73)	8.79	13.61%	20,319	1.20%	1.00%	0.99%	8.02%
9/30/22	9.41	0.36	(0.98)	(0.62)	(0.37)	—	—	(0.37)	8.42	(6.76%)	46,797	1.17%	1.02%	1.02%	3.99%
9/30/21	9.40	0.07	0.01	0.08	(0.07)	—	—	(0.07)	9.41	0.83%[b]	53,368	1.20%[a]	N/A	1.00%[a]	3.13%[a]
6/30/21	8.56	0.36	0.81	1.17	(0.33)	—	—	(0.33)	9.40	13.90%	45,630	1.25%	N/A	1.00%	3.93%
6/30/20	9.26	0.41	(0.66)	(0.25)	(0.34)	(0.03)	(0.08)	(0.45)	8.56	(2.79%)	37,431	1.22%	N/A	1.00%	4.63%
Class C*
3/31/25[r]	$8.74	$0.27	$(0.14)	$0.13	$(0.30)	$—	$—	$(0.30)	$8.57	1.53%[b]	$3,283	2.08%[a]	N/A	1.75%[a]	6.12%[a]
9/30/24	8.76	0.69	(0.00)[d]	0.69	(0.47)	—	(0.24)	(0.71)	8.74	8.14%	3,679	2.14%	1.75%	1.73%	7.92%
9/30/23	8.40	0.64	0.39	1.03	(0.65)	—	(0.02)	(0.67)	8.76	12.64%	4,327	1.95%	1.75%	1.73%	7.45%
9/30/22	9.37	0.29	(0.96)	(0.67)	(0.30)	—	—	(0.30)	8.40	(7.35%)	5,795	1.93%	1.77%	1.77%	3.21%
9/30/21	9.37	0.06	(0.01)	0.05	(0.05)	—	—	(0.05)	9.37	0.64%[b]	6,766	1.99%[a]	N/A	1.75%[a]	2.39%[a]
6/30/21	8.53	0.29	0.81	1.10	(0.26)	—	—	(0.26)	9.37	13.08%	6,714	2.05%	N/A	1.75%	3.20%
6/30/20	9.22	0.35	(0.66)	(0.31)	(0.29)	(0.03)	(0.06)	(0.38)	8.53	(3.52%)	6,494	2.04%	N/A	1.75%	3.88%

	Six Months Ended March 31, 2025[b,r]	Year Ended September 30			Period Ended September 30, 2021b,*	Year Ended June 30
		2024	2023	2022		2021	2020
Portfolio turnover rate	22%	61%	20%	40%	9%	43%	37%

*
On December 13, 2021, the Barings Global Floating Rate Fund (the “Predecessor Fund”) was reorganized into the MassMutual Global Floating Rate Fund (the “Fund”) and shareholders of the Predecessor Fund received a proportional distribution of the same class of shares, or Class L shares in the case of Class A shares, of the Fund. Information shown prior to December 13, 2021 is that of the Predecessor Fund, and is that of the Fund after December 13, 2021. The Predecessor Fund changed its fiscal year end to September 30th prior to the reorganization.

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	Class L shares were renamed Class A shares on February 1, 2024.
j	Computed after giving effect to agreements by MML Advisers and Barings LLC to waive certain fees and expenses of the Fund and the Predecessor Fund (Note 1), respectively.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
p	Interest expense incurred as a result of entering into line of credit transactions is included in the Fund’s net expenses in the Statements of Operations.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
53

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Global Credit Income Opportunities Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Tax return of capital	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers (including interest expense)[p,q]	Ratio of expenses to average daily net assets after expense waivers (including interest expense)[j,p,q]	Ratio of expenses to average daily net assets after expense waivers (excluding interest expense)[j,q]	Net investment income (loss) to average daily net assets (including interest expense)[p]
Class I*
3/31/25[r]	$7.79	$0.29	$(0.13)	$0.16	$(0.30)	$—	$(0.30)	$7.65	2.10%[b]	$3,313	1.10%[a]	N/A	0.85%[a]	7.58%[a]
9/30/24	7.58	0.70	0.21	0.91	(0.66)	(0.04)	(0.70)	7.79	12.45%	3,245	1.21%	N/A	0.85%	9.10%
9/30/23	7.35	0.64	0.23	0.87	(0.63)	(0.01)	(0.64)	7.58	12.17%	3,075	1.00%	N/A	0.85%	8.48%
9/30/22	9.04	0.51	(1.66)	(1.15)	(0.54)	—	(0.54)	7.35	(13.23%)	5,536	1.14%	0.89%	0.89%	6.10%
9/30/21	9.08	0.11	(0.04)	0.07	(0.11)	—	(0.11)	9.04	0.81%[b]	6,405	1.15%[a]	N/A	0.95%[a]	4.96%[a]
6/30/21	8.14	0.48	0.92	1.40	(0.46)	—	(0.46)	9.08	17.51%	21,492	1.08%	N/A	0.95%	5.50%
6/30/20	8.93	0.48	(0.79)	(0.31)	(0.41)	(0.07)	(0.48)	8.14	(3.45%)	21,606	1.07%	N/A	0.95%	5.60%
Class Y*
3/31/25[r]	$7.79	$0.29	$(0.12)	$0.17	$(0.30)	$—	$(0.30)	$7.66	2.19%[b]	$55,207	1.15%[a]	N/A	0.90%[a]	7.53%[a]
9/30/24	7.58	0.70	0.20	0.90	(0.65)	(0.04)	(0.69)	7.79	12.40%	53,253	1.26%	N/A	0.90%	9.03%
9/30/23	7.35	0.63	0.23	0.86	(0.62)	(0.01)	(0.63)	7.58	12.11%	47,254	1.04%	N/A	0.90%	8.36%
9/30/22	9.04	0.50	(1.66)	(1.16)	(0.53)	—	(0.53)	7.35	(13.26%)	62,827	1.17%	0.93%	0.93%	6.01%
9/30/21	9.08	0.11	(0.04)	0.07	(0.11)	—	(0.11)	9.04	0.80%[b]	115,478	1.20%[a]	N/A	0.95%[a]	5.01%[a]
6/30/21	8.14	0.47	0.93	1.40	(0.46)	—	(0.46)	9.08	17.52%	173,113	1.12%	N/A	0.95%	5.35%
6/30/20	8.93	0.48	(0.79)	(0.31)	(0.41)	(0.07)	(0.48)	8.14	(3.44%)	90,254	1.10%	N/A	0.95%	5.60%
Class A*
3/31/25[r]	$7.79	$0.27	$(0.12)	$0.15	$(0.29)	$—	$(0.29)	$7.65	1.95%[b]	$89,403	1.41%[a]	N/A	1.16%[a]	7.27%[a]
9/30/24[g]	7.58	0.68	0.20	0.88	(0.63)	(0.04)	(0.67)	7.79	12.12%	89,120	1.52%	N/A	1.16%	8.79%
9/30/23	7.35	0.62	0.22	0.84	(0.60)	(0.01)	(0.61)	7.58	11.82%	75,808	1.30%	N/A	1.16%	8.21%
9/30/22	9.04	0.48	(1.66)	(1.18)	(0.51)	—	(0.51)	7.35	(13.48%)	58,591	1.42%	1.19%	1.19%	5.81%
9/30/21	9.08	0.10	(0.03)	0.07	(0.11)	—	(0.11)	9.04	0.79%[b]	52,875	1.37%[a]	N/A	1.20%[a]	4.56%[a]
6/30/21	8.14	0.48	0.90	1.38	(0.44)	—	(0.44)	9.08	17.18%	9,795	1.39%	N/A	1.20%	5.65%
6/30/20	8.93	0.46	(0.79)	(0.33)	(0.40)	(0.06)	(0.46)	8.14	(3.69%)	44,860	1.32%	N/A	1.20%	5.35%
Class C*
3/31/25[r]	$7.79	$0.24	$(0.12)	$0.12	$(0.26)	$—	$(0.26)	$7.65	1.55%[b]	$2,871	2.13%[a]	N/A	1.95%[a]	6.48%[a]
9/30/24	7.58	0.62	0.21	0.83	(0.58)	(0.04)	(0.62)	7.79	11.27%	2,708	2.24%	N/A	1.95%	8.00%
9/30/23	7.34	0.55	0.24	0.79	(0.54)	(0.01)	(0.55)	7.58	11.10%	2,928	2.02%	N/A	1.95%	7.32%
9/30/22	9.04	0.42	(1.67)	(1.25)	(0.45)	—	(0.45)	7.34	(14.25%)	3,983	2.18%	1.97%	1.97%	5.00%
9/30/21	9.08	0.09	(0.04)	0.05	(0.09)	—	(0.09)	9.04	0.56%[b]	5,914	2.24%[a]	N/A	1.95%[a]	3.96%[a]
6/30/21	8.13	0.39	0.93	1.32	(0.37)	—	(0.37)	9.08	16.42%	5,846	2.19%	N/A	1.95%	4.49%
6/30/20	8.92	0.39	(0.78)	(0.39)	(0.35)	(0.05)	(0.40)	8.13	(4.41%)	7,421	2.18%	N/A	1.95%	4.60%

	Six Months Ended March 31, 2025[b,r]	Year Ended September 30			Period Ended September 30, 2021b,*	Year Ended June 30
		2024	2023	2022		2021	2020
Portfolio turnover rate	43%	62%	53%	44%	15%	71%	64%

*
On December 13, 2021, the Barings Global Credit Income Opportunities Fund (the “Predecessor Fund”) was reorganized into the MassMutual Global Credit Income Opportunities Fund (the “Fund”) and shareholders of the Predecessor Fund received a proportional distribution of the same class of shares, or Class L shares in the case of Class A shares, of the Fund. Information shown prior to December 13, 2021 is that of the Predecessor Fund, and is that of the Fund after December 13, 2021. The Predecessor Fund changed its fiscal year end to September 30th prior to the reorganization.

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	Class L shares were renamed Class A shares on February 1, 2024.
j	Computed after giving effect to agreements by MML Advisers and Barings LLC to waive certain fees and expenses of the Fund and the Predecessor Fund (Note 1), respectively.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
p	Interest expense incurred as a result of entering into line of credit transactions is included in the Fund’s net expenses in the Statements of Operations.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
54

Notes to Financial Statements (Unaudited)

1.	The Funds
MassMutual Advantage Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated April 26, 2021. The Trust consists of the following series (each individually referred to as a “Fund” or collectively as the “Funds”):
MassMutual Clinton Limited Term Municipal Fund (“MM Clinton Limited Term Municipal Fund”)
MassMutual Clinton Municipal Fund (“MM Clinton Municipal Fund”)
MassMutual Clinton Municipal Credit Opportunities Fund (“MM Clinton Municipal Credit Opportunities Fund”)
MassMutual Global Floating Rate Fund (“Global Floating Rate Fund”)
MassMutual Global Credit Income Opportunities Fund (“Global Credit Income Opportunities Fund”)
On December 13, 2021, the assets of each of the Barings Global Floating Rate Fund and Barings Global Credit Income Opportunities Fund (each, a “Predecessor Fund,” and together the “Predecessor Funds”) were transferred to the Global Floating Rate Fund and Global Credit Income Opportunities Fund, respectively, in exchange for shares of the corresponding Fund and the assumption by that Fund of all of the liabilities of the corresponding Predecessor Fund. Shareholders of the Predecessor Funds received a proportional distribution of the same class of shares, or Class L shares in the case of Class A shares, of the corresponding Fund. At the time of this reorganization, each of the Funds was a newly formed series of the Trust, which at the time, was itself a newly created Massachusetts business trust. Each of the Predecessor Funds was the accounting and performance survivor in its respective reorganization, and each corresponding Fund, as the corporate survivor in its respective reorganization, adopted the accounting and performance history of the corresponding Predecessor Fund.
Effective February 1, 2024, Class L shares were renamed Class A shares for the Global Floating Rate Fund and the Global Credit Income Opportunities Fund.
Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.
2.	Significant Accounting Policies
The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
Investment Valuation
The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes; instead, MML Investment Advisers, LLC (“MML Advisers”) will determine the fair value of a Fund’s securities in accordance with MML Advisers’ fair valuation policy and procedures. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund holds foreign securities that trade on days that foreign securities markets are open.

55

Notes to Financial Statements (Unaudited) (Continued)
Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.
Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral.
The Board of Trustees (“Trustees”) have designated MML Advisers as the Funds’ “valuation designee,” responsible for determining the fair value, in good faith, of securities and other instruments held by the Funds for which market quotations are not readily available or for which such market quotations or values are considered by MML Advisers or a subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event). It is possible that a significant amount of a Fund’s assets will be subject to fair valuation in accordance with MML Advisers’ fair valuation policy and procedures. The fair value determined for an investment by MML Advisers may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.
The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day.  The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.
Investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and any other investments fair valued using significant unobservable inputs may be fair valued using alternate valuation approaches including, but not limited to, the following:
Market approach: considers factors including the price of recent investments in the same or similar security or financial metrics of comparable securities.
Income approach: considers factors including expected future cash flows, security specific risks, and corresponding discount rates.
Cost approach: considers factors including the value of the security’s underlying assets and liabilities.

56

Notes to Financial Statements (Unaudited) (Continued)
Investments in series of preferred stock issued by Private Companies are typically valued utilizing the Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as the current value method (“CVM”), an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The CVM allocates value among the various parts of a company’s capital structure assuming that the value of convertible preferred stock is represented by the most favorable claim the preferred stockholders have on the enterprise value as of the valuation date. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information for a Private Company is as of a date that is earlier than the date a Fund is calculating its net asset value. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date
Level 2 – other significant observable inputs (including fair value factors, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs, to the extent observable inputs are not available (including the Funds’ own assumptions in determining the fair value of investments)
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Levels.
In certain cases, the inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest Level input that is significant to the overall fair value measurement.
The MM Clinton Limited Term Municipal Fund, MM Clinton Municipal Fund, and MM Clinton Municipal Credit Opportunities Fund characterized all investments at Level 2, as of March 31, 2025. For each Fund noted in the preceding sentence, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

57

Notes to Financial Statements (Unaudited) (Continued)
The following is the aggregate value by input level, as of March 31, 2025, for the remaining Funds’ investments:

	Level 1	Level 2	Level 3	Total
Global Floating Rate Fund
Asset Investments
Common Stock	$609,035	$269,334	$265,028	$1,143,397
Preferred Stock	10,350	—	—	10,350
Bank Loans	—	110,425,802	401,844	110,827,646
Corporate Debt	—	10,837,019	—	10,837,019
Warrants	736	—	—	736
Short-Term Investments	—	5,030,760	—	5,030,760
Total Investments	$620,121	$126,562,915	$666,872	$127,849,908
Liability Investments
Unfunded Bank Loan Commitments*	$—	$(413)	$—	$(413)
Asset Derivatives
Forward Contracts	$—	$355,087	$—	$355,087
Liability Derivatives
Forward Contracts	$—	$(1,432)	$—	$(1,432)
Global Credit Income Opportunities Fund
Asset Investments
Common Stock
Germany	$—	$—	$—+	$—
Norway	—	134,569	—	134,569
Spain	—	—	—+	—
United Kingdom	—	—	—+	—
United States	331,005	—	—+	331,005
Preferred Stock
United States	39,537	—	—	39,537
Bank Loans	—	80,510,540	—+	80,510,540
Corporate Debt	—	56,005,124	—+	56,005,124
Non-U.S. Government Agency Obligations	—	9,361,677	—	9,361,677
Sovereign Debt Obligations	—	309,823	—	309,823
Warrants	2,163	12,810	—	14,973
Rights	—	—	—+	—
Exchange-Traded Funds	7,889	—	—	7,889
Short-Term Investments	3,978,310	5,143,961	—	9,122,271
Total Investments	$4,358,904	$151,478,504	$ —	$155,837,408
Liability Investments
Unfunded Bank Loan Commitments*	$ —	$(886)	$—	$(886)
Asset Derivatives
Forward Contracts	$—	$388,541	$—	$388,541
Futures Contracts	138,637	—	—	138,637
Total	$138,637	$388,541	$—	$527,178
Liability Derivatives
Forward Contracts	$—	$(778)	$—	$(778)
Futures Contracts	(16,399)	—	—	(16,399)
Total	$(16,399)	$(778)	$—	$(17,177)

*	Unfunded bank loan commitments are valued at the unrealized appreciation (depreciation) on the commitment.
+	Represents a security at $0 value as of March 31, 2025.

58

Notes to Financial Statements (Unaudited) (Continued)
For certain Funds the Statement of Assets and Liabilities shows liabilities for investments purchased on a delayed delivery basis. These amounts approximate fair value and would be categorized at Level 2 for each applicable Fund as of March 31, 2025.
The Funds, with the exception of the Global Credit Income Opportunities Fund, had no Level 3 transfers during the period ended March 31, 2025. The Global Credit Income Opportunities Fund had Level 3 transfers during the period ended March 31, 2025; however, none of the transfers individually or collectively had a material impact on the Global Credit Income Opportunities Fund.
Derivative Instruments
Derivatives are financial instruments whose values are based on the values of one or more underlying indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price.
At March 31, 2025, and during the period then ended, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Foreign Exchange Risk	Interest/ Inflation Rate Risk	Total
Global Floating Rate Fund
Asset Derivatives
Forward Contracts*	$355,087	$ —	$355,087
Liability Derivatives
Forward Contracts ^	$(1,432)	$—	$(1,432)
Realized Gain (Loss)#
Forward Contracts	$536,555	$—	$536,555
Change in Appreciation (Depreciation)##
Forward Contracts	$397,633	$—	$397,633
Global Credit Income Opportunities Fund
Asset Derivatives
Forward Contracts*	$388,541	$ —	$388,541
Futures Contracts^^	—	138,637	138,637
Total Value	$388,541	$138,637	$527,178
Liability Derivatives
Forward Contracts^	$(778)	$—	$(778)
Futures Contracts^^	—	(16,399)	(16,399)
Total Value	$(778)	$(16,399)	$(17,177)
Realized Gain (Loss)#
Forward Contracts	$1,134,346	$—	$1,134,346
Futures Contracts	—	(440,989)	(440,989)
Total Realized Gain (Loss)	$1,134,346	$(440,989)	$693,357
Change in Appreciation (Depreciation)##
Forward Contracts	$464,589	$—	$464,589
Futures Contracts	—	148,021	148,021
Total Change in Appreciation (Depreciation)	$464,589	$148,021	$612,610

*	Statements of Assets and Liabilities location: open forward contracts, as applicable.
^	Statements of Assets and Liabilities location: open forward contracts, as applicable.

59

Notes to Financial Statements (Unaudited) (Continued)
^^
Cumulative appreciation (depreciation) on futures contracts is reported in “Futures Contracts” in each applicable Fund’s Portfolio of Investments. Only current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities.

#	Statements of Operations location: Amounts are included in net realized gain (loss) on forward contracts or futures contracts, as applicable.
##	Statements of Operations location: Amounts are included in net change in unrealized appreciation (depreciation) on forward contracts or futures contracts, as applicable.
For the period ended March 31, 2025, the average balances for each derivative type were as follows:

	Average Balances of Outstanding Derivative Financial Instruments
	Global Floating Rate Fund	Global Credit Income Opportunities Fund
Futures Contracts:
Average number of contracts - long		167
Forward Contracts:
Average notional amounts purchased - in USD	$45,660	$2,957,475
Average notional amounts sold - in USD	$34,427,732	$40,846,024

The Portfolio of Investments included in a Fund’s financial statements shows the assets or liabilities of the Fund associated with individual derivatives transactions. The terms of many of those transactions contemplate that derivatives receivables and payables between the same two parties may be netted and that the parties will collateralize certain obligations. The following tables provide an illustration of the possible effect of netting provisions and of collateral (delivered or received) on a Fund’s derivatives exposure as of March 31, 2025. Netting arrangements vary among different counterparties, and the actual disposition of derivatives receivables and payables, and of collateral, in a bankruptcy or insolvency can be complicated and difficult to predict.
The following table presents derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) or similar agreement and net of the related collateral received by the Fund(s) as of March 31, 2025.

Counterparty	Derivative Assets Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Received***	Net Amount*
Global Floating Rate Fund
Morgan Stanley & Co. LLC	$ 355,087	$ —	$ —	$ 355,087
Global Credit Income Opportunities Fund
Barclays Bank PLC	$583	$—	$—	$583
Morgan Stanley & Co. LLC	387,958	—	—	387,958
	$388,541	$—	$—	$388,541

60

Notes to Financial Statements (Unaudited) (Continued)
The following table presents derivative liabilities by counterparty net of amounts available for offset under an MNA or similar agreement and net of the related collateral pledged by the Fund(s) as of March 31, 2025.

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Pledged***	Net Amount**
Global Floating Rate Fund
BNP Paribas SA	$ (28)	$ —	$ —	$ (28)
Canadian Imperial Bank of Commerce	(1,404)	—	—	(1,404)
	$(1,432)	$—	$—	$(1,432)
Global Credit Income Opportunities Fund
Canadian Imperial Bank of Commerce	$(25)	$—	$—	$(25)
Goldman Sachs International	(753)	—	—	(753)
	$(778)	$—	$—	$(778)

*	Represents the net amount receivable from the counterparty in the event of default.
**	Represents the net amount payable to the counterparty in the event of default.
***	The amount presented here may be less than the total amount of collateral received/pledged as the net amount of derivative assets and liabilities for a counterparty cannot be less than $0.
†
The amount presented here may be less than the total amount shown in the Statements of Assets and Liabilities as some derivatives held by the counterparty are not covered within an MNA or similar agreement.

Such agreements typically permit a single net payment in the event of default, including the bankruptcy or insolvency of the counterparty.  The Fund(s) and counterparties may not be permitted to sell, re-pledge, or use the collateral they receive.  In the event that cash collateral is restricted for use, the balance will be reflected as restricted cash within the Statement of Assets and Liabilities.
Further details regarding the derivatives and other investments held by the Fund(s) during the period ended March 31, 2025, are discussed below.
Foreign Currency Exchange Transactions
A Fund may enter into foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.
A Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts. These contracts call for the Fund to deliver in the future an amount of one currency in return for an amount of another currency, at an exchange rate determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin. A Fund may enter into foreign currency exchange transactions in order to hedge against changes in the values of the assets or liabilities denominated in one or more foreign currencies, or otherwise to increase or reduce a Fund’s exposure to various foreign currencies. The use of foreign currency exchange transactions may create investment leverage.
Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.
Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other

61

Notes to Financial Statements (Unaudited) (Continued)
market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered.
A Fund’s current exposure to a counterparty is the unrealized appreciation (depreciation) on the contract.
Futures Contracts
A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed income security, during a specified future period at a specified price. A Fund may use index futures contracts to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets, including commodities and precious metals. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.
Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.
When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
Rights and Warrants
A Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.
When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.

62

Notes to Financial Statements (Unaudited) (Continued)
Hybrid Instruments
A hybrid instrument may be a debt security, preferred stock, warrant, convertible security, certificate of deposit, or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption, or retirement, is determined by reference to one or more underlying assets, indexes, economic factors, or other benchmarks. Because hybrid instruments may be designed to provide indirect exposures to virtually any type of derivative instrument, a Fund may invest in a hybrid instrument for any purpose it might engage in derivatives transactions. Hybrid instruments may take a number of forms, including, for example, debt instruments with interest or principal payments or redemption terms determined by reference to the value of an index, security, or other measure at a future time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities where the conversion terms relate to a particular commodity. The risks of investing in a hybrid instrument may, depending on the nature of the instrument, reflect a combination of the risks of investing in securities, options, futures, currencies or other types of investments, and will depend upon the terms of the instrument. Such risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid instrument, and may not be foreseen by the purchaser, such as financial or market developments, economic and political events, the supply and demand of the underlying assets, and interest rate movements. Hybrid instruments may be highly volatile and their use by a Fund may not be successful. The terms of a hybrid instrument may create investment leverage. Hybrid instruments are typically privately issued, presenting credit risk of the issuer, and may be highly illiquid and difficult to value.
Bank Loans
A Fund may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.
Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.
Certain Funds may receive or pay fees associated with investments in bank loans. These fees are included as interest income on a Fund’s Statement of Operations. These fees include all income and expenses associated with the processing and maintenance of these types of loans, including but not limited to consent fee income, amendment fees, and closing fees.
The Global Floating Rate Fund and Global Credit Income Opportunities Fund entered into certain bank loan agreements which are unfunded (“commitments”). The Global Floating Rate Fund and Global Credit Income Opportunities Fund are obligated to fund these commitments at the borrower’s discretion. At March 31, 2025, the Global Floating Rate Fund and Global Credit Income Opportunities Fund had sufficient cash and/or securities to cover these commitments.

63

Notes to Financial Statements (Unaudited) (Continued)
Commitment interest is marked to market daily, and any unrealized appreciation (depreciation) is included in the Statement of Assets and Liabilities. Any change in the unrealized appreciation (depreciation) is shown in the Statement of Operations. At March 31, 2025, the Global Floating Rate Fund and Global Credit Income Opportunities Fund had the following commitments:

	Borrower	Par	Commitment Amount	Value	Appreciation (Depreciation)
Global Floating Rate Fund	Raven Acquisition Holdings LLC	$22,050	$22,187	$21,765	$(422)
	Sauer Brands, Inc.	9,462	9,438	9,447	9
		$31,512	$31,625	$31,212	$(413)
Global Credit Income Opportunities Fund	DG Investment Intermediate Holdings 2, Inc.	$41,382	$41,293	$40,554	$(739)
	Raven Acquisition Holdings LLC	18,083	17,997	17,850	(147)
		$59,465	$59,290	$58,404	$(886)

Repurchase Agreements
Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral. Due to the short-term nature of the repurchase agreements, face value approximates fair value.
When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions
A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. As a result, each of these types of transactions may create investment leverage in a Fund’s portfolio and increase the volatility of the Fund. If a Fund’s counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.
These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value by MML Advisers. A Fund records on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a Forward Transaction is closed, a Fund records a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.
Mortgage- and Asset-Backed Securities
A Fund may invest in mortgage- and asset-backed securities. Mortgage-backed securities, including collateralized mortgage obligations and certain stripped mortgage-backed securities, represent a participation in, or are secured by, mortgage loans. Mortgage-backed securities may include securities that are issued or guaranteed by U.S. Government agencies or instrumentalities or other issuers, including private companies. Asset-backed securities are generally structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as consumer loans or receivables and they may be backed by collateralized debt obligations (“CDOs”), including collateralized bond obligations and collateralized loan obligations (“CLOs”).

64

Notes to Financial Statements (Unaudited) (Continued)
Investments in mortgage- and asset-backed securities subject a Fund to credit risk, interest rate risk, extension risk, and prepayment risk, among other risks. Certain of these risks may be higher for investments in mortgage-backed securities composed of subprime mortgages and investments in CDOs and CLOs backed by pools of high-risk, below investment grade debt securities. Mortgage-backed and asset-backed securities not issued by a government agency generally involve greater credit risk than securities issued by government agencies. Payment of principal and interest generally depends on the cash flows generated by the underlying assets and the terms of the security. A Fund’s investments in mortgage-backed securities may make a Fund’s net asset value more susceptible to economic, market, political, and other developments affecting the residential and commercial real estate markets and the servicing of mortgage loans secured by real estate properties. Payments on mortgage-backed and many asset-backed investments typically include both interest and partial payment of principal. Principal may also be prepaid voluntarily, or as a result of refinancing or foreclosure. A Fund may have to invest the proceeds from prepaid investments in other investments with less attractive terms and yields. Investments that receive only the interest portion or the principal portion of payments on the underlying assets may be highly volatile. See a Fund’s Portfolio of Investments, if applicable, for mortgage-related and other asset-backed securities as of March 31, 2025.
Municipal Securities
A Fund may invest in municipal securities. Municipal securities are debt obligations or other instruments or participations therein issued by or on behalf of (or that are otherwise treated for U.S. federal tax purposes as issued by or an obligation of) states, territories (including Puerto Rico, Guam, and the U.S. Virgin Islands), and possessions of the United States and the District of Columbia and their political subdivisions, agencies, or instrumentalities. Generally, interest received on municipal securities is exempt from U.S. federal income tax, but it may be subject to state and local taxes.
Issuers in a state, territory, or possession in which a Fund invests may experience significant financial difficulties for various reasons, and municipal securities issued by such issuers (and the instrumentalities thereof) are subject to the risk of unfavorable developments in the relevant municipality. The amount of public information available about municipal securities is generally less than for corporate equities or bonds, meaning that the investment performance of municipal securities may be more dependent on the analytical abilities of the investment adviser than stock or corporate bond investments. The secondary market for municipal securities also tends to be less well-developed and less liquid than many other securities markets, which may limit a Fund’s ability to sell its municipal securities at attractive prices. Because many municipal securities are issued to finance similar projects, conditions in certain industries can significantly affect a Fund and the overall municipal market. The differences between the price at which an obligation can be purchased and the price at which it can be sold may widen during periods of market distress or volatility. Less liquid securities can become more difficult to value and be subject to erratic price movements. The increased presence of non-traditional participants (such as proprietary trading desks of investment banks and hedge funds) or the absence of traditional participants (such as individuals, insurance companies, banks, and life insurance companies) in the municipal markets may lead to greater volatility in the markets because non-traditional participants may trade more frequently or in greater volume. Income from tax-exempt municipal securities could be declared taxable because of changes in tax laws, adverse interpretations by the relevant taxing authority, court decisions, or the non-compliant conduct of the issuer of a security. See a Fund’s Portfolio of Investments, if applicable, for municipal securities as of March 31, 2025.
Securities Lending
Global Floating Rate Fund and Global Credit Income Opportunities Fund may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“Agent”). The Lending Agreement authorizes the Agent to lend portfolio securities held by a Fund to approved borrowers (each, a “Borrower”).
Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) and/or securities (U.S. Treasury and Agency obligations) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share

65

Notes to Financial Statements (Unaudited) (Continued)
of the income earned on investment of the cash collateral received for the loaned securities. At March 31, 2025, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan and all of the Funds’ cash collateral was invested in the State Street Navigator Securities Lending Government Money Market Portfolio.
Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower (“Borrowing Agreement”), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement.
The Funds employ the Agent to implement their securities lending program and the Agent receives a fee from the Funds for its services. In addition, the Funds may be required to pay a rebate to the Borrower. Accordingly, a Fund’s compensation for lending its securities is reduced by any such fees or rebate paid to the Agent or Borrower, respectively. Income received by the Funds in securities lending transactions during the period ended March 31, 2025, is reflected as securities lending income on the Statement of Operations.
Accounting for Investment Transactions
Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.
Foreign Currency Translation
The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.
Allocation of Operating Activity
In maintaining the records for the Funds, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of a Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among the classes to which the expense relates based on relative net assets.
Foreign Securities
The Global Credit Income Opportunities Fund invests a significant amount of its assets in foreign securities. The Global Floating Rate Fund may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, public health, and diplomatic risks. In addition, fluctuations in currency exchange rates may favorably or unfavorably affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, less stringent investor protection and disclosure standards, less reliable

66

Notes to Financial Statements (Unaudited) (Continued)
settlement practices, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater volatility in currency exchange rates, and are more susceptible to environmental problems.
Market Risk
The value of a Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock and bond markets can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, public health, and other conditions, as well as investor perceptions of these conditions. A Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.
Federal Income Tax
It is each Fund’s intent to continue to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to U.S. federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for U.S. federal income tax.
Dividends and Distributions to Shareholders
Dividends from net investment income are declared daily and paid monthly. Dividends from net investment income may also be distributed at other times throughout the year as required to satisfy tax or regulatory requirements. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.
3.	Investment Advisory Fees and Other Transactions
Investment Advisory Fees and Investment Subadvisers
MML Advisers, a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”), serves as investment adviser to each Fund. Under the investment advisory agreements between MML Advisers and the Trust on behalf of each Fund, MML Advisers is responsible for providing investment management services for each Fund. In return for these services, MML Advisers receives investment advisory fees, based upon each Fund’s average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

Fund	Investment Advisory Fee
MM Clinton Limited Term Municipal Fund	0.24% on the first $500 million; and 0.23% on any excess over $500 million
MM Clinton Municipal Fund	0.35% on the first $500 million; and 0.34% on any excess over $500 million
MM Clinton Municipal Credit Opportunities Fund	0.48% on the first $500 million; and 0.47% on any excess over $500 million
Global Floating Rate Fund	0.65%
Global Credit Income Opportunities Fund	0.75%

67

Notes to Financial Statements (Unaudited) (Continued)
MML Advisers has entered into investment subadvisory agreements with Barings LLC (“Barings”), a wholly-owned subsidiary of MM Asset Management Holding LLC, itself a wholly-owned subsidiary of MassMutual Holding LLC, a controlled subsidiary of MassMutual, on behalf of certain Funds. These agreements provide that Barings manage the investment and reinvestment of assets of these Funds. Barings receives a subadvisory fee from MML Advisers, based upon each Fund’s average daily net assets, at the following annual rates:

Global Floating Rate Fund*	0.30%
Global Credit Income Opportunities Fund*	0.30%

*
Baring International Investment Limited (“BIIL”), a wholly-owned subsidiary of Barings, serves as a sub-subadviser of the Fund. BIIL receives a sub-subadvisory fee from Barings, based upon a portion of the subadvisory fee Barings receives from MML Advisers, in an amount equal to the following percentage of the subadvisory fee received by Barings: 35% of the subadvisory fee for Global Floating Rate Fund and 35% of the subadvisory fee for Global Credit Income Opportunities Fund.

MML Advisers has also entered into investment subadvisory agreements for certain Funds with the unaffiliated investment subadviser(s) shown in the following table. MML Advisers pays a subadvisory fee to each of these subadvisers based upon the aggregate net assets under management which include (1) the average daily net assets of the specified Fund which it manages, and, if applicable, (2) the average daily net assets of other Funds or accounts of MML Advisers or its affiliates for which the subadviser provides subadvisory services.

MM Clinton Limited Term Municipal Fund MM Clinton Municipal Fund MM Clinton Municipal Credit Opportunities Fund	Clinton Investment Management, LLC Clinton Investment Management, LLC Clinton Investment Management, LLC

The Funds’ subadvisory fees are paid monthly by MML Advisers out of the investment advisory fees previously disclosed above.
Administration Fees
Under an Administrative and Shareholder Services Agreement between the Trust and MML Advisers, on behalf of each Fund, MML Advisers is obligated to provide certain administrative and shareholder services. In return for these services, MML Advisers receives an administrative services fee, based upon the average daily net assets of the applicable class of shares of the Funds, at the following annual rates:

	Class I	Class Y	Class A	Class C
MM Clinton Limited Term Municipal Fund	None	0.10%	0.10%	N/A
MM Clinton Municipal Fund	None	0.10%	0.10%	N/A
MM Clinton Municipal Credit Opportunities Fund	None	0.10%	0.10%	N/A
Global Floating Rate Fund	None	0.07%	0.04%	0.03%
Global Credit Income Opportunities Fund	None	0.05%	0.06%	0.03%

Distribution and Service Fees
MML Distributors, LLC (the “Distributor”) acts as distributor to each Fund. Pursuant to a 12b-1 Plan adopted by the Trust, Class A shares of each Fund pay an annual fee of 0.25% of the average daily net assets of the class; and Class C shares of each applicable Fund pay an annual fee of 1.00% of the average daily net assets of the class, to the Distributor. Such payments compensate the Distributor for services provided and expenses incurred by it for purposes of promoting the sale of the relevant class of shares, reducing redemptions of shares, or maintaining or improving services provided to each Fund’s shareholders. The Distributor is a wholly-owned subsidiary of MassMutual.

68

Notes to Financial Statements (Unaudited) (Continued)
Sales Charges
Unless waived, purchases of Class A shares are subject to a front-end sales charge of up to 5.50% of the amount purchased. A portion of the front-end sales charge may be retained by the Distributor. The Distributor retained the following amounts during the period ended March 31, 2025:

Front-End Sales Charges Retained by Distributor
Global Floating Rate Fund	$725
Global Credit Income Opportunities Fund	127

Unless waived, redemptions of Class A shares made within 18 months of purchase from initial investments of $1 million or more (or $500,000 or more for holders of Class A shares of the Global Floating Rate Fund and Global Credit Income Opportunities Fund prior to February 1, 2024), or $250,000 or more for municipal bond funds, and redemptions of Class C shares made within 12 months of purchase are subject to a contingent deferred sales charge of 1.00% of the amount redeemed. The Distributor receives all contingent deferred sales charges.
With respect to Class A and Class C shares, the Distributor may pay an up-front commission to financial intermediaries through which sales are made as described in the Funds’ Prospectus.
Expense Caps and Waivers
MML Advisers has agreed to cap the fees and expenses of the Funds noted below (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses#, interest expense, expenses related to borrowings (with the exception of interest and borrowing expenses related to the Fund’s dedicated line of credit for the Global Floating Rate Fund and Global Credit Income
Opportunities Fund), securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-
recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through
January 31, 2026, based upon the average daily net assets of the applicable class of shares of the Funds, as follows:

	Class I	Class Y	Class A	Class C
MM Clinton Limited Term Municipal Fund	0.29%	0.39%	0.64%	N/A
MM Clinton Municipal Fund	0.41%	0.51%	0.76%	N/A
MM Clinton Municipal Credit Opportunities Fund	0.54%	0.64%	0.89%	N/A
Global Floating Rate Fund	0.75%	0.75%	1.00%	1.75%
Global Credit Income Opportunities Fund	0.85%	0.90%	1.16%	1.95%

#	Acquired Fund Fees and Expenses are borne indirectly by a Fund through investments in other pooled investment vehicles.
Expense caps and waiver amounts are reflected as a reduction of expenses on the Statements of Operations.
Deferred Compensation
Trustees of the Funds who are not officers or employees of MassMutual may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and are included within Payables for Trustees’ fees and expenses in the Statements of Assets and Liabilities.

69

Notes to Financial Statements (Unaudited) (Continued)
Other
Certain officers and trustees of the Funds may also be employees of MassMutual. The compensation of a trustee who is not an employee of MassMutual is borne by the Funds.
The following table shows beneficial ownership of Funds’ shares by related parties at March 31, 2025:

Total % Ownership by Related Party
MM Clinton Limited Term Municipal Fund	98.5%
MM Clinton Municipal Fund	100.0%
MM Clinton Municipal Credit Opportunities Fund	99.6%
Global Floating Rate Fund	89.9%
Global Credit Income Opportunities Fund	88.9%

4.	Purchases and Sales of Investments
Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the period ended March 31, 2025, were as follows:

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long- Term Securities
MM Clinton Limited Term Municipal Fund	$ —	$15,434,452	$ —	$15,574,207
MM Clinton Municipal Fund	—	19,760,174	—	11,652,136
MM Clinton Municipal Credit Opportunities Fund	—	4,903,525	—	4,581,319
Global Floating Rate Fund	—	31,328,540	—	25,992,529
Global Credit Income Opportunities Fund	—	72,775,079	—	59,013,118

The Funds may purchase from, or sell securities to, other affiliated Funds under procedures adopted by the Trustees. These procedures have been designed to ensure that cross trades conducted by the Funds comply with Rule 17a-7 under the 1940 Act. The Funds did not have any cross trade activity during the period.

70

Notes to Financial Statements (Unaudited) (Continued)
5.	Capital Share Transactions
Changes in shares outstanding for each Fund were as follows:

	Six Months Ended March 31, 2025		Period Ended September 30, 2024
	Shares	Amount	Shares	Amount
MM Clinton Limited Term Municipal Fund Class I+
Sold	—	$—	4,980,000	$49,800,000
Issued as reinvestment of dividends	46,126	455,644	—	—
Redeemed	—	—	—	—
Net increase (decrease)	46,126	$455,644	4,980,000	$49,800,000
MM Clinton Limited Term Municipal Fund Class Y+
Sold	78,516	$775,000	10,000	$100,000
Issued as reinvestment of dividends	90	883	—	—
Net increase (decrease)	78,606	$775,883	10,000	$100,000
MM Clinton Limited Term Municipal Fund Class A+
Sold	—	$—	10,000	$100,000
Issued as reinvestment of dividends	81	798	—	—
Redeemed	—	—	—	—
Net increase (decrease)	81	$798	10,000	$100,000
MM Clinton Municipal Fund Class I+
Sold	—	$—	4,980,000	$49,800,000
Issued as reinvestment of dividends	50,643	496,316	—	—
Redeemed	—	—	—	—
Net increase (decrease)	50,643	$496,316	4,980,000	$49,800,000
MM Clinton Municipal Fund Class Y+
Sold	754,247	$7,446,000	87,726	$875,000
Issued as reinvestment of dividends	432	4,245	47	471
Net increase (decrease)	754,679	$7,450,245	87,773	$875,471
MM Clinton Municipal Fund Class A+
Sold	—	$5	10,000	$100,000
Issued as reinvestment of dividends	90	881	—	—
Redeemed	—	—	—	—
Net increase (decrease)	90	$886	10,000	$100,000
MM Clinton Municipal Credit Opportunities Fund Class I+
Sold	—	$—	4,980,000	$49,800,000
Issued as reinvestment of dividends	60,257	584,936	—	—
Redeemed	—	—	—	—
Net increase (decrease)	60,257	$584,936	4,980,000	$49,800,000
MM Clinton Municipal Credit Opportunities Fund Class Y+
Sold	—	$—	20,142	$200,000
Issued as reinvestment of dividends	296	2,885	100	986
Net increase (decrease)	296	$2,885	20,242	$200,986
MM Clinton Municipal Credit Opportunities Fund Class A+
Sold	74	$723	19,933	$197,500
Issued as reinvestment of dividends	271	2,638	83	822
Redeemed	(164)	(1,593)	—	—
Net increase (decrease)	181	$1,768	20,016	$198,322

71

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2025		Period Ended September 30, 2024
	Shares	Amount	Shares	Amount
Global Floating Rate Fund Class I
Sold	41,521	$364,558	1,142,967	$10,058,099
Issued as reinvestment of dividends	109,115	952,761	258,503	2,268,137
Redeemed	(17,376)	(152,560)	(4,946,156)	(43,532,449)
Net increase (decrease)	133,260	$1,164,759	(3,544,686)	$(31,206,213)
Global Floating Rate Fund Class Y
Sold	2,822,215	$24,706,756	1,934,948	$16,995,203
Issued as reinvestment of dividends	362,728	3,165,896	836,488	7,342,378
Redeemed	(2,208,436)	(19,339,244)	(6,188,430)	(54,335,895)
Net increase (decrease)	976,507	$8,533,408	(3,416,994)	$(29,998,314)
Global Floating Rate Fund Class A++
Sold	108,483	$948,729	392,949	$3,457,171
Issued as reinvestment of dividends	76,323	665,888	194,276	1,703,071
Redeemed	(958,556)	(8,378,834)	(584,304)	(5,128,608)
Net increase (decrease)	(773,750)	$(6,764,217)	2,921	$31,634
Global Floating Rate Fund Class C
Sold	22,962	$200,000	3,458	$30,123
Issued as reinvestment of dividends	12,854	111,742	38,149	333,351
Redeemed	(74,065)	(645,903)	(114,375)	(999,734)
Net increase (decrease)	(38,249)	$(334,161)	(72,768)	$(636,260)
Global Credit Income Opportunities Fund Class I
Sold	—	$—	—	$—
Issued as reinvestment of dividends	16,522	127,537	36,802	283,989
Redeemed	—	—	(25,840)	(200,000)
Net increase (decrease)	16,522	$127,537	10,962	$83,989
Global Credit Income Opportunities Fund Class Y
Sold	1,060,731	$8,204,264	2,582,510	$20,050,548
Issued as reinvestment of dividends	148,042	1,143,128	172,756	1,333,058
Redeemed	(829,674)	(6,419,524)	(2,152,644)	(16,367,665)
Net increase (decrease)	379,099	$2,927,868	602,622	$5,015,941
Global Credit Income Opportunities Fund Class A++
Sold	8,796,448	$67,910,785	870,082	$6,729,332
Issued as reinvestment of dividends	412,784	3,186,207	934,556	7,214,111
Redeemed	(8,962,783)	(69,220,866)	(362,756)	(2,812,238)
Net increase (decrease)	246,449	$1,876,126	1,441,882	$11,131,205
Global Credit Income Opportunities Fund Class C
Sold	55,840	$431,787	73,374	$566,185
Issued as reinvestment of dividends	11,367	87,740	28,028	216,207
Redeemed	(39,487)	(305,801)	(139,956)	(1,077,062)
Net increase (decrease)	27,720	$213,726	(38,554)	$(294,670)

+	Commenced operations on February 1, 2024.
++	Class L shares were renamed Class A shares on February 1, 2024.

72

Notes to Financial Statements (Unaudited) (Continued)
6.	Federal Income Tax Information
At March 31, 2025, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a U.S. federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
MM Clinton Limited Term Municipal Fund	$50,404,682	$11,538	$(593,027)	$(581,489)
MM Clinton Municipal Fund	57,952,457	1,254	(1,663,528)	(1,662,274)
MM Clinton Municipal Credit Opportunities Fund	49,518,756	45,592	(1,575,278)	(1,529,686)
Global Floating Rate Fund	134,108,370	1,325,239	(7,583,701)	(6,258,462)
Global Credit Income Opportunities Fund	162,137,611	1,675,034	(7,975,237)	(6,300,203)

Net capital loss carryforwards may be applied against any net realized taxable gains in succeeding years. Capital losses may be carried forward indefinitely, and retain the character of the original loss.
At September 30, 2024, the following Fund(s) had accumulated capital loss carryforwards:

	Short Term Capital Loss Carryforward	Long Term Capital Loss Carryforward
MM Clinton Limited Term Municipal Fund	$(320,142)	$—
MM Clinton Municipal Fund	(221,016)	—
MM Clinton Municipal Credit Opportunities Fund	(624,706)	—
Global Floating Rate Fund	(6,834,902)	(26,734,399)
Global Credit Income Opportunities Fund	(5,958,114)	(30,289,693)

The following Fund(s) elected to defer to the fiscal year beginning October 1, 2024, late year ordinary losses:

Amount
Global Floating Rate Fund	$1,478,413
Global Credit Income Opportunities Fund	409,320

Generally accepted accounting principles in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.
The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended September 30, 2024, was as follows:

	Tax-Exempt Income	Ordinary Income	Long Term Capital Gain	Return of Capital
MM Clinton Limited Term Municipal Fund	$872,293	$23,571	$ —	$ —
MM Clinton Municipal Fund	964,243	10,140	—	—
MM Clinton Municipal Credit Opportunities Fund	1,065,680	18,793	—	—
Global Floating Rate Fund	—	8,341,987	—	4,170,448
Global Credit Income Opportunities Fund	—	10,706,844	—	735,481

73

Notes to Financial Statements (Unaudited) (Continued)
Capital accounts within the financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting differences will reverse in subsequent periods. At September 30, 2024, temporary book and tax accounting differences were primarily attributable to the deferral of wash sale losses, deferred Trustee compensation, and other temporary basis adjustments.
At September 30, 2024, the components of distributable earnings on a tax basis were as follows:

	Undistributed Tax Exempt Income	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total
MM Clinton Limited Term Municipal Fund	$201,160	$—	$(320,142)	$(203,641)	$247,442	$(75,181)
MM Clinton Municipal Fund	203,812	—	(221,016)	(213,452)	158,205	(72,451)
MM Clinton Municipal Credit Opportunities Fund	231,332	—	(624,706)	(232,952)	511,205	(115,121)
Global Floating Rate Fund	—	—	(35,047,714)	(25,147)	(4,969,048)	(40,041,909)
Global Credit Income Opportunities Fund	—	—	(36,657,127)	(180,344)	(2,562,016)	(39,399,487)

The Funds did not have any unrecognized tax benefits at March 31, 2025, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the period ended March 31, 2025, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years, or the returns filed to date for Funds in existence less than three years. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest.
7.	Line of Credit
The Trust (the “Borrower”) on behalf of the Global Floating Rate Fund and Global Credit Income Opportunities Fund has entered into a Credit Agreement (the “Credit Agreement”) with State Street Bank and Trust Company (the “Bank”). The Credit Agreement provides for a revolving credit facility of $85,000,000 (the “Facility Amount”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. Per the Credit Agreement, outstanding principal on the loan shall bear interest at a variable rate per annum equal to the higher of (a) the Federal Funds Rate as in effect on the day of the borrowing plus 1.25% and (b) the Overnight Bank Funding Rate as in effect on the day of the borrowing plus 1.25%. In addition, the Borrower shall pay to the Bank a commitment fee at the rate of 0.25% per annum on the daily unused portion of the Facility Amount.
For the period ended March 31, 2025, the Global Floating Rate Fund Fund and Global Credit Income Opportunities Fund did not utilize the Facility Amount. The commitment fees made by the Funds are recorded in the accompanying Statements of Operations as Commitment & Service Expenses.
8.	Indemnifications
Under the Funds’ organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

74

Notes to Financial Statements (Unaudited) (Continued)
9.	New Accounting Pronouncements
In this reporting period, each Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.
MML Advisers acts as each Fund’s CODM. Each Fund represents a single operating segment, and the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by each Fund’s portfolio managers as a team. The financial information in the form of each Fund’s portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements.

75

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.

76

Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.

77

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

78

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Not applicable.

79

Underwriter:
MML Distributors, LLC
1295 State Street
Springfield, Massachusetts 01111-0001

© 2025 Massachusetts Mutual Life Insurance Company (MassMutual®), Springfield, MA 01111-0001.
All rights reserved. www.MassMutual.com.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-CSR, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics (Item 2) – Not applicable.

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 (17 CFR 240.10D-1) - Not applicable.

(a)(3) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) – Not applicable.

(a)(5) Change in Registrant’s independent public accountant – Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the 1940 Act (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MassMutual Advantage Funds

By (Signature and Title)	/s/ Douglas Steele
Douglas Steele, President and Principal Executive Officer

Date	5/19/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Douglas Steele
Douglas Steele, President and Principal Executive Officer

Date	5/19/2025

By (Signature and Title)	/s/ Renée Hitchcock
Renée Hitchcock, Treasurer and Principal Financial Officer

Date	5/19/2025